-----------------------------------------------------------------------------
                                 MID-YEAR REPORT
-----------------------------------------------------------------------------


                                 SELIGMAN
                                 PORTFOLIOS,
                                 INC.


                                 J & W S


                                 June 30, 1999

                                                    ---------------------------
                                                    SELIGMAN
                                                    PORTFOLIOS,
                                                    INC.
                                                    ---------------------------
                                                    ---------------------------
                                                    ---------------------------

                                                                 August 6, 1999

Dear Contract Owner:

   J. & W. Seligman & Co. Incorporated (Seligman), as Manager of Seligman Portfolios, Inc. (the Fund), is pleased to provide the enclosed unaudited report for the six months ended June 30, 1999.

   Over the past six months, the global economic outlook continued to improve and the US economy entered its ninth year of expansion. With this sustained growth in America, several inflation indicators finally began showing modest cautionary signals, causing the Federal Reserve Board to raise the federal funds rate by 25 basis points in June. Following the Fed's meeting, common stock prices rallied. International equity indices also generally rose in keeping with the developing global growth backdrop. Fixed-income instruments, however, experienced price declines as a result of rising interest rates.

   Looking ahead, we believe that US economic growth will continue, but that the pace will moderate, in keeping with the Fed's intentions. For that matter, the Fed may raise interest rates further if inflation indicators move higher in any sustained fashion. We expect that the world economy will continue to recover and to grow. In such an environment, US and international equities are likely to perform well. Further, we believe that once interest rates reflect the Fed adjustments, fixed-income obligations will begin moving within a trading range.

   As the millennium approaches, we have become concerned that the media's focus on the Year 2000 (Y2K) computer issue, and the fears that this attention may spark, will cause some investors to take actions that are not in their best long-term interests. In our view, the primary danger to investors is losing sight of their long-term financial goals and altering their portfolios and asset allocations in an attempt to respond to the confusion surrounding this issue. In the US, governments and businesses have committed substantial resources to this issue and, while there may be scattered inconveniences, we believe that the US will enter the year 2000 relatively seamlessly, and that much of the rest of the developed world is also well positioned to deal with the new millennium.

   For the past several years, Seligman has been working to ensure that shareholders do not experience any Y2K-related inconveniences. We are pleased to report that the early start has paid off. During the spring of this year, Seligman participated in Y2K testing conducted by the Securities Industry Association. These tests were completed without any Y2K-related problems on the part of Seligman. Tests with key service providers were also conducted, all of which were successfully completed in a Y2K environment.

   Thank you for your continued support of Seligman Portfolios, Inc. We look forward to serving your investment needs for many years to come.

                                            Respectfully,

                                            /s/ William C. Morris
                                            ---------------------
                                            William C. Morris
                                            Chairman
                                            J. & W. Seligman & Co. Incorporated

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolio Overview (unaudited)
-------------------------------------------------------------------------------

LARGEST PORTFOLIO CHANGES
During the Six Months Ended June 30, 1999

                                           Principal Amount
                                               or Shares
                                          -------------------
                                                     Holdings
 Additions                                Increase    6/30/99
---------                                 --------   --------
SELIGMAN BOND PORTFOLIO
US Full Faith and Credit Obligations
US Treasury Bonds
  7-1/4%, 8/15/2022.................      $500,000   $500,000

US Government Agency Securities
Federal Home Loan Bank
  5-1/8%, 4/17/2001.................       100,000    100,000

Corporate Bonds
Associates Corporation of
  North America
  5-3/4%,11/1/2003..................       250,000    250,000
Boston Scientific
  6-5/8%, 3/15/2005.................       175,000    175,000
First USA Bank
  6-1/8%, 6/25/2001.................       100,000    100,000
Guidant 6.15%, 2/15/2006............       100,000    100,000
Household Finance
  6%, 5/1/2004......................       100,000    100,000
National City 6-7/8%, 5/15/2019.....       100,000    100,000
Nordstrom 5-5/8%, 1/15/2009.........       100,000    100,000

Asset-Backed Securities
Peco Energy Transition Trust
  6.05%, 3/1/2009...................       100,000    100,000

                                           Principal Amount
                                               or Shares
                                          -------------------
                                                     Holdings
Reductions                                Decrease    6/30/99
----------                                --------   --------
US Full Faith and Credit Obligations
Aid Israel 0%, 11/15/2010..........       $500,000      --
US Treasury Bonds
   6-5/8%, 2/15/2027...............        900,000      --
Corporate Bonds
Associates Corporation
   of North America
   6-1/2%, 8/15/2002...............        200,000      --
AT&T Capital
   6-1/4%, 5/15/2001...............        200,000      --
Barrett Resources
   7.55%, 2/1/2007.................        200,000      --
Capital One Bank
   8-1/8%, 3/1/2000................        150,000      --
Loewen Group International
   7-1/2%, 4/15/2001...............        200,000      --
Petroleum Georgia Pacific
   7-1/2%, 3/31/2007...............        200,000      --
Viacom 7-3/4%, 6/1/2005............        200,000      --
Woolworth 7%, 6/1/2000.............        200,000      --
-------------------------------------------------------------------------------
SELIGMAN CAPITAL PORTFOLIO
Common Stocks
American Power Conversion..........         9,400 shs. 18,800 (1) shs.
Apollo Group (Class A).............        12,700      19,400
Boston Scientific .................        11,800      11,800
Federated Department Stores........         8,400       8,400
Health Mangement Associates........        45,500      45,500
ISS Group .........................         6,900      11,100 (2)
MSC Industrial Direct (Class A)....        30,400      30,400
NCR................................         5,600       5,600
Sealed Air.........................         9,200       9,200
Snyder Communications..............        12,500      20,100

Common Stocks
AT&T - Liberty Media Group
  (Class A)  ......................        28,864 (3)shs. --
CBS................................        19,900         --
CenturyTel (formerly, Century
  Telephone Enterprises) ..........        18,700 (4)     --
General Dynamics ..................         7,100         --
Interpublic Group of Companies.....         6,000       2,100 shs.
Kroger.............................        10,100         --
Newell Rubbermaid (5) .............        10,600         --
Pall ..............................        19,900         --
Schwab (Charles)...................         7,500         --
VERITAS Software...................         9,400         --
-------------------------------------------------------------------------------
SELIGMAN COMMON STOCK PORTFOLIO
Common Stocks
Allstate ..........................        14,300      14,300
America Online ....................         2,500       2,500
Applied Materials..................         9,100       9,100
Baxter International...............         1,500       7,500
Bestfoods..........................        12,900      12,900
Electronic Data Systems ...........         2,600      16,900
Fortune Brands.....................         3,200       3,200
Hewlett-Packard....................         4,600       4,600
Pharmacia & Upjohn ................        10,000      10,000
Schlumberger.......................         2,600      10,500

Common Stocks
American International Group.......         4,800       6,000
Anheuser-Busch ....................        10,100       7,800
BP Amoco (ADRs)....................         4,500       6,700
Chevron............................         7,300         --
DaimlerChrysler....................         5,400       7,599
Exxon .............................         7,200      13,100
General Mills......................         7,900         --
MCI Worldcom.......................         8,000      10,500
Norfolk Southern ..................        15,900        --
Raytheon (Class B).................         9,400       7,900
-------------------
See footnotes on page P-9.
                                   -- P-1 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolio Overview (unaudited) (continued)
-------------------------------------------------------------------------------

LARGEST PORTFOLIO CHANGES
During the Six Months Ended June 30, 1999

                                           Shares
                                     -------------------
                                                Holdings
 Additions                           Increase    6/30/99
---------                            --------    --------
SELIGMAN COMMUNICATIONS
AND INFORMATION PORTFOLIO
Common Stocks
Adaptec........................        62,400     62,400
American Power Conversion......        66,200    135,800 (6)
BMC Software...................        35,400     35,400
Gilat Satellite Networks.......        23,400     23,400
KLA - Tencor...................        44,300     44,300
MediaOne Group.................        18,200     68,900
Novellus Systems...............        27,400     27,400
Seagate Technology.............        30,100     30,100
Tellabs........................        10,300     20,600 (7)
Veeco Instruments..............        24,300     24,300

                                           Shares
                                     -------------------
                                                Holdings
Reductions                           Decrease    6/30/99
---------                            --------    --------
Common Stocks
Advanced Micro Devices.........        60,200         --
CBS............................        47,500     79,900
Electronics Arts...............        30,800     46,600
EMC............................        66,500 (8)     --
First Data.....................        52,200         --
Intel..........................        32,600 (9)     --
Learning Company (The).........        79,800         --
Lexmark International Group
  (Class A)....................        19,900     18,000 (10)
Networks Associates............        81,801         --
Platinum Technology
  International................        72,700         --

-------------------------------------------------------------------------------

SELIGMAN FRONTIER PORTFOLIO
Common Stocks
Carey International............        10,400     10,400
Cognex.........................        13,600     13,600
Dura Pharmaceuticals...........         9,800      9,800
ITT Educational Services.......        10,300     10,300
National Instruments...........         8,700     15,700
Novellus Systems...............         4,800      4,800
Reality Information Group......         5,460      5,460
SBS Broadcasting...............         6,600      7,400
Snyder Communications..........         4,400      4,400
Teva Pharmaceutical
  Industries (ADRs)............        10,100     10,100

Common Stocks
Affiliated Computer
  Services (Class A)...........         8,600      6,300
Coach USA......................         9,900         --
DST Systems....................         7,200         --
Journal Register...............        33,500         --
Midamerican Energy
  Holdings (11)................        21,960         --
Premier Parks..................        14,600     23,500
Sanmina........................         6,100      5,900
Superior Services..............        16,300         --
Universal Health Services
  (Class B)....................        10,000         --
Watson Pharmaceuticals.........         7,500         --

-------------------
See footnotes on page P-9
                                   -- P-2 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL
GROWTH OPPORTUNITIES PORTFOLIO

LARGEST PORTFOLIO CHANGES
During the Six Months Ended June 30, 1999

                                           Shares
                                      -------------------
                                                 Holdings
 Additions                          Increase     6/30/99
---------                           --------     --------
Common Stocks
Alcatel........................           910        910
Alza...........................         3,200      3,200
Carrefour Supermarche..........           140        840 (12)
Cintas.........................         1,600      1,600
Cisco Systems..................         1,100      2,200 (13)
Citigroup......................         2,100      3,150 (14)
Credit Suisse Group............           575        575
Halliburton....................         3,300      3,300
Medtronic......................         1,800      1,800
Ryanair Holding................        13,600     13,600

                                           Shares
                                     -------------------
                                                Holdings
 Reductions                          Decrease    6/30/99
-----------                          --------   --------
Common Stocks
Accor..........................           540         --
Bristol-Myers Squibb...........         1,600 (15)    --
Cardinal Health................         1,800         --
Centros Comerciales............         4,850         --
CNP Assurances.................         3,940         --
Fancl..........................           800        200
Interpublic Group of Companies.         2,050         --
Eli Lilly......................         1,200         --
Motorola.......................         1,400         --
Newell Rubbermaid (5)..........         2,600         --

DIVERSIFICATION OF NET ASSETS*
June 30, 1999
                                                                                                    Percent of Net Assets
                                                                                                   ----------------------
                                                                                                   June 30,   December 31,
                                                             Issues        Cost          Value       1999         1998
                                                             ------     ----------    ----------   ---------   -----------
Common Stocks
Aerospace....................................                   2      $  143,652    $  198,380       2.0         0.6
Automotive and Related.......................                   2         170,873       218,023       2.2         3.2
Business Goods and Services..................                   6         511,309       761,027       7.9         9.1
Capital Goods................................                  --              --            --        --         0.5
Commercial Services..........................                   2         105,524       131,737       1.4         0.2
Computer and Technology Related..............                   7         437,360       685,019       7.1         6.2
Construction and Property....................                   2         137,599       151,821       1.6         2.1
Consumer Goods and Services..................                   7         308,960       407,838       4.2         8.6
Diversified..................................                   3         228,499       363,563       3.7         3.3
Drugs and Health Care........................                   8         604,385       672,174       6.9        11.6
Electric and Gas Utilities...................                   1         159,331       220,875       2.3         1.7
Electronics..................................                   4         262,722       346,989       3.6         4.3
Electronics Capital Equipment................                   2          66,706       156,084       1.6         1.0
Entertainment and Leisure....................                   5         329,925       397,182       4.1         4.9
Financial Services...........................                  12         717,987       915,924       9.4         7.2
Industrial Goods and Services................                   1          80,113        93,757       1.0         1.0
Manufacturing and Industrial Equipment.......                   2         189,020       160,435       1.6         1.1
Media........................................                   3         234,598       309,198       3.2         2.0
Medical Products and Technology..............                   1         126,397       162,800       1.7          --
Resources....................................                   2         136,758       161,300       1.7         0.6
Restaurants..................................                   2         135,389       151,070       1.5         1.2
Retailing....................................                   8         522,344       544,476       5.6         7.5
Support Services.............................                   1          28,746        15,524       0.2         0.2
Telecommunications...........................                  17         932,946     1,414,054      14.6        11.4
Tobacco......................................                   2         225,827       259,879       2.7         3.3
Transportation...............................                   1         119,419       140,841       1.5         1.2
                                                              ---       ---------     ---------     -----       -----
                                                              103       6,916,389     9,039,970      93.3        94.0
Other Assets Less Liabilities ...............                  --         650,887       650,887       6.7         6.0
                                                              ---       ---------     ---------     -----       -----
NET ASSETS...................................                 103      $7,567,276    $9,690,857     100.0       100.0
                                                              ===       =========     =========     =====       =====

-------------------
See footnotes on page P-9.
                                   -- P-3 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolio Overview (unaudited) (continued)
-------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL
SMALLER COMPANIES PORTFOLIO

LARGEST PORTFOLIO CHANGES
During the Six Months Ended June 30, 1999

                                            Shares
                                      -------------------
                                                 Holdings
Additions                             Increase    6/30/99
---------                             --------   --------
Common Stocks..................
Career Education...............         3,300        3,300
Cinar (Class B)................         3,800        3,800
Enaco..........................         7,600        7,600
Green Property.................       110,000      110,000
ITT Educational Services.......         2,900        2,900
Novellus Systems...............         1,400        1,400
SEZ Holding....................           329          329
Sixt...........................         2,517        2,517
Swisslog Holding...............         1,171        1,171
Teva Pharmaceutical
  Industries...................         2,700        2,700


                                          Shares
                                      --------------------
                                                  Holdings
 Reductions                          Decrease     6/30/99
-----------                          --------     --------
Common Stocks
Calpine........................         5,000        2,500
Coach USA......................         2,700          --
Cox Radio......................         4,500          --
Electronics Boutique...........       129,800          --
Icon (ADRs)....................         4,100          --
Midamerican Energy Holdings....         5,200 (11)     --
Polypipe.......................        70,500          --
Premier Parks..................         3,900        6,100
Superior Services..............           510          --
TK Development (formerly,
   Thorkild Kristensen)........         1,275          790

DIVERSIFICATION OF NET ASSETS*
June 30, 1999                                                                                       Percent of Net Assets
                                                                                                  ----------------------
                                                                                                    June 30,   December 31,
                                                             Issues        Cost          Value       1999         1998
                                                             ------     ----------    ----------   ---------   -----------
Common Stocks
Advertising..................................                   3      $  267,733    $  191,865       1.1         1.2
Automotive Parts Manufacturing...............                   4         185,719       190,822       1.1         1.5
Building Materials...........................                  --              --            --        --         0.7
Business Services............................                  21       1,282,353     1,531,347       8.7        11.6
Capital Goods................................                   4         273,746       282,620       1.6         1.8
Chemicals....................................                   4         178,708       176,108       1.0         1.1
Computer Software............................                  12         775,849     1,070,692       6.1         5.3
Construction and Property....................                  12       1,070,601     1,005,765       5.7         6.0
Consulting Services..........................                   1          10,809         7,538        --          --
Consumer Goods and Services..................                  16       1,013,013     1,127,932       6.4         8.8
Distribution.................................                   2         131,654       109,502       0.6         0.5
Drugs and Health Care........................                  16       1,172,908       965,147       5.5         7.9
Electric Utilities...........................                   2          71,319       160,272       0.9         1.9
Electrical Distribution......................                   1          47,169       103,727       0.6         0.3
Electronics..................................                  12         584,810       774,536       4.4         2.9
Energy.......................................                   3         134,850       147,451       0.8         0.7
Financial Services...........................                  17         537,359       552,214       3.1         2.9
Industrial Goods and Services................                   7         498,010       552,202       3.1         3.3
Leisure and Hotels...........................                   6         350,348       391,934       2.2         2.3
Manufacturing................................                  20       1,177,968     1,273,304       7.2         5.7
Media........................................                   9         609,781       839,690       4.7         7.1
Medical Products and Technology..............                  10         383,574       381,169       2.2         3.6
Metals.......................................                   1          34,554        39,677       0.2         0.3
Paper and Printing...........................                   4         202,717       168,660       0.9         0.3
Real Estate..................................                   3         750,278       745,765       4.2          --
Resources....................................                   1          24,415        29,328       0.2         0.3
Restaurants..................................                   3         171,370       336,024       1.9         1.5
Retailing....................................                  18       1,061,474     1,216,266       6.9         5.6
Schools......................................                   3         316,544       210,759       1.2         0.1
Shipbuilding.................................                   1          14,896        18,145       0.1          --

---------------------
See footnotes on page P-9.

                                   -- P-4 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL
SMALLER COMPANIES PORTFOLIO (continued)

DIVERSIFICATION OF NET ASSETS* (continued)
June 30, 1999                                                                                       Percent of Net Assets
                                                                                                   ----------------------
                                                                                                   June 30,   December 31,
                                                             Issues        Cost          Value       1999         1998
                                                             ------     ----------    ----------   ---------   -----------
Common Stocks  (continued)
Support Services.............................                   2      $   84,756    $  259,298       1.5         2.2
Technology...................................                  11         745,984     1,159,473       6.6         5.6
Telecommunications...........................                   7         484,576       622,069       3.5         2.2
Transportation...............................                   7         377,796       521,042       2.9         2.4
Veterinary Products..........................                   2         241,887       196,700       1.1         1.0
Miscellaneous................................                   2          52,535        59,781       0.3         0.1
                                                              ---      ----------    ----------     -----       -----
                                                              247      15,322,063    17,418,824      98.5        98.7
Other Assets Less Liabilities................                  --         260,989       260,989       1.5         1.3
                                                              ---     -----------   -----------     -----       -----
Net Assets...................................                 247     $15,583,052   $17,679,813     100.0       100.0
                                                              ===     ===========   ===========     =====       =====

-------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL
TECHNOLOGY PORTFOLIO

LARGEST PORTFOLIO CHANGES
During the Six Months Ended June 30, 1999

                                            Shares
                                      --------------------
                                                 Holdings
 Additions                          Increase      6/30/99
---------                           --------      --------
Common Stocks
American Power Conversion......        3,300      6,600 (16)
ASM Lithography Holding........        3,300      3,300
Compuware......................        2,200      2,900 (17)
Gilat Satellite Networks.......        1,400      1,400
Global TeleSystems Group.......        2,200      2,200
Invensys.......................       26,000     26,000
KLA-Tencor.....................        2,200      2,200
Lattice Semiconductor..........        2,000      3,200
Misys..........................       12,900     18,900
Novellus Systems...............        1,100      1,100

                                           Shares
                                      --------------------
                                                 Holdings
 Reductions                         Decrease      6/30/99
-----------                         --------      --------
Common Stocks
Admiral........................        3,570         --
Astec..........................       60,000         --
CMP Media (Class A)............        4,700         --
Druid..........................        3,500         --
EMC............................        2,000         --
General Electric...............        8,700         --
PLATINUM Technology
  International................        2,300         --
Psion..........................       11,600         --
RF Micro Devices...............          400        500
RM.............................       10,000        --

--------------------
See footnotes on page P-9.
                                   -- P-5 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolio Overview (unaudited) (continued)
-------------------------------------------------------------------------------

SELIGMAN HENDERSON GLOBAL
TECHNOLOGY PORTFOLIO  (continued)

DIVERSIFICATION OF NET ASSETS*
June 30, 1999                                                                                       Percent of Net Assets
                                                                                                   ----------------------
                                                                                                   June 30,   December 31,
                                                             Issues        Cost          Value       1999         1998
                                                             ------     ----------    ----------   ---------   -----------
Common Stocks
Cable Systems and Satellite Video............                   2       $  97,711    $  114,079       1.3          --
Communications Infrastructure................                   5         220,135       262,619       2.9          --
Computer and Business Services...............                  10         510,391       668,852       7.4        11.2
Computer Hardware/Peripherals................                  11         644,381       744,015       8.2        12.0
Computer Software............................                  26       1,507,288     1,779,827      19.7        22.7
Contract Manufacturing/Circuit Boards........                   3         187,411       246,169       2.7         3.3
Distributors.................................                  --              --            --        --         0.8
Electronics..................................                   9         543,880       868,371       9.6        11.7
Electronics Capital Equipment................                  12         823,533     1,105,560      12.2         4.3
Machinery and Equipment......................                   3         167,788       239,535       2.6         2.4
Manufacturing................................                   1          50,148        39,000       0.4          --
Media........................................                   3         129,114       154,307       1.7         2.7
Medical Products and Technology..............                   4         182,954       158,558       1.8         4.2
Networking/Communications Infrastructure.....                  --              --            --        --         4.0
Semiconductors...............................                   7         505,476       741,346       8.2         5.4
Telecommunications...........................                   8         482,177       821,553       9.1         8.3
Miscellaneous................................                  --              --            --        --         0.6
                                                              ---      ----------    ----------     -----       -----
                                                              104       6,052,387     7,943,791      87.8        93.6
Other Assets Less Liabilities................                  --       1,105,904     1,105,904      12.2         6.4
                                                              ---      ----------    ----------     -----       -----
NET ASSETS...................................                 104      $7,158,291    $9,049,695     100.0       100.0
                                                              ===      ==========    ==========     =====       =====

-------------------------------------------------------------------------------

SELIGMAN HENDERSON
INTERNATIONAL PORTFOLIO

LARGEST PORTFOLIO CHANGES
During the Six Months Ended June 30, 1999

                                            Shares
                                    ----------------------
                                                  Holdings
Additions                           Increase      6/30/99
---------                           --------      --------
Common Stocks
ABB............................       1,605        1,605
Akzo Nobel.....................       2,782        2,782
Banco Santander
  Central Hispano..............       5,780       11,560 (18)
Banque Nationale de Paris......       1,655        1,655
British Telecommunications.....       8,000        8,000
Deutsche Bank..................       1,657        1,767 (19)
Equant.........................       1,051        1,051
Group Danone...................         416          416
Nokia..........................       1,201        1,201
Royal Dutch Petroleum..........       2,034        2,034

                                            Shares
                                   -----------------------
                                                 Holdings
Reductions                         Decrease      6/30/99
----------                         --------      --------
Common Stocks
Centros Comerciales
  Continente...................      3,803           --
Corporacion Bancaria de
  Espana Argentaria............      6,186           --
Credito Italiano...............     21,475           --
L.M. Ericsson Telefon
  (Series B)...................      5,023           --
Istituto Nazionale
  delle Assicurazioni..........     44,756           --
Kingfisher.....................      9,000           --
Lafarge........................      1,340           --
National Power.................     13,500           --
Telecom Italia.................     20,762        7,000
Unilever.......................      1,814           --

--------------
See footnotes on page P-9.

                                    -- P-6 --

                            Seligman Portfolios, Inc.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
SELIGMAN HENDERSON
INTERNATIONAL PORTFOLIO  (continued)

DIVERSIFICATION OF NET ASSETS*
June 30, 1999                                                                                       Percent of Net Assets
                                                                                                   ----------------------
                                                                                                   June 30,   December 31,
                                                             Issues        Cost          Value       1999         1998
                                                             ------     ----------    ----------   ---------   -----------
Common Stocks
Automotive and Related.......................                   2      $  192,660    $  190,923       2.0         2.1
Banking......................................                  15       1,219,095     1,465,953      15.5        12.6
Business Services............................                   3         175,398       214,630       2.3         0.5
Chemicals....................................                   4         269,396       292,862       3.1         2.2
Construction and Property....................                   3         250,140       263,442       2.8         4.6
Consumer Products............................                   7         507,867       577,158       6.1         6.5
Drugs and Health Care........................                   1         115,803       131,071       1.4          --
Electronics..................................                   5         290,969       429,256       4.6         1.7
Entertainment and Leisure....................                   2         177,420       228,435       2.4         1.9
Financial Services...........................                   4         238,253       266,595       2.8         2.7
Health and Household.........................                   4         416,747       419,285       4.4         6.9
Industrial Goods and Services................                   5         437,270       675,624       7.2         6.2
Insurance....................................                   4         345,226       504,429       5.3         8.2
Manufacturing................................                   3         300,989       352,728       3.7         3.4
Media........................................                   2         110,256       206,312       2.2         1.2
Metals.......................................                   3         105,545       113,860       1.2         0.1
Publishing...................................                   2          86,813       109,951       1.2          --
Resources....................................                   5         527,291       662,385       7.0         7.0
Retailing....................................                   5         453,408       493,164       5.2         8.5
Telecommunications...........................                  14         975,499     1,174,832      12.4        12.4
Tobacco......................................                   2         130,054       175,455       1.9         1.4
Transportation...............................                   1          80,277       157,049       1.7         3.1
Utilities....................................                   1          98,614       109,812       1.2         4.5
Miscellaneous................................                   2          25,642        21,775       0.2         0.2
                                                              ---      ----------    ----------     -----       -----
                                                               99       7,530,632     9,236,986      97.8        97.9
Other Assets Less Liabilities................                  --         204,815       204,815       2.2         2.1
                                                              ---      ----------    ----------     -----       -----
NET ASSETS...................................                  99      $7,735,447    $9,441,801     100.0       100.0
                                                              ===      ==========    ==========     =====       =====

--------------
See footnotes on page P-9.

                                    -- P-7 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolio Overview (unaudited) (continued)
-------------------------------------------------------------------------------
LARGEST PORTFOLIO CHANGES
During the Six Months Ended June 30, 1999

                                       Principal Amount
                                           or Shares
                                      --------------------
                                                  Holdings
Additions                           Increase      6/30/99
---------                           --------      --------
SELIGMAN HIGH-YIELD BOND PORTFOLIO
Corporate Bonds
Advanced Micro Devices
  11%, 8/1/2003................      $160,000     $535,000
American Media Operations
  10-1/4%, 5/1/2009............       260,000      260,000
Amkor Technologies
  10-1/2%, 5/1/2009............       305,000      305,000
Charter Communications
  Southeast Holdings 0%
  (9.92%), 4/1/2011............       425,000      425,000
Fairchild Semiconductor
  10-3/8%, 10/1/2007...........       160,000      160,000
Hollywood Casino 11-1/4%,
  5/1/2007.....................       170,000      170,000
Paging Network 10%,
  10/15/2008...................       140,000      715,000
Viasystems 9-3/4%, 6/1/2007....       190,000      590,000

Common Stocks
Price Communications...........        18,538 shs.  18,538 shs.

Preferred Stocks
Global Crossing Holding,
  10-1/2%......................         2,400        3,150

                                       Principal Amount
                                    ----------------------
                                                  Holdings
Reductions                          Decrease      6/30/99
-----------                         --------      --------
Corporate Bonds
Casino America 12-1/2%,
  8/1/2003.....................      $400,000           --
Charter Communications
  Southeast Holdings
  11-1/4%, 3/15/2006...........       250,000           --
Charter Communications
  Southeast Holdings 0%
  (14%), 3/15/2007.............       300,000           --
Coast Hotels & Casinos 13%,
  12/15/2002...................       200,000           --
EchoStar DBS 12-1/2%,
  7/1/2002.....................       350,000           --
Mobile Telecommunication
  Technologies 13-1/2%,
  12/15/2002...................       210,000      $15,000
TCI Satellite Entertainment
  10-7/8%, 2/15/2007...........       400,000           --
Unisys 12%, 4/15/2003..........       175,000           --

-------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO

Corporate Bonds
Associates Corp. of
  North America 5-3/4%,
  11/1/2003....................      $250,000     $250,000
Boston Scientific 6-5/8%,
  3/15/2005....................       175,000      175,000
Dana 6-1/2%, 3/1/2009..........       100,000      100,000
First USA Bank 6-1/8%,
  6/25/2001....................       100,000      100,000
Ford Motor Credit 5.80%,
  1/12/2009....................       100,000      100,000
Guidant 6.15%, 2/15/2006.......       100,000      100,000
Household Finance 6%,
  5/1/2004.....................       100,000      100,000
Nordstrom 5-5/8%, 11/15/2009...       100,000      100,000
Phillips Petroleum  6-3/8%,
  3/30/2009....................       100,000      100,000

Asset-Backed Securities
Peco Energy 6.05%, 3/1/2009....       100,000      100,000

Corporate Bonds
Associates Corp. of
  North America 6-1/2%,
  8/15/2002....................      $300,000           --
Dell Computer 6.55%,
  4/15/2008....................       300,000     $100,000
Petroleum Geo-Services 7-1/2%,
   3/31/2007...................       300,000      100,000
Time Warner 7-3/4%,
  6/15/2005....................       500,000           --
Viacom 7-3/4%, 6/1/2005........        30,000           --

US Government and
Government Agency Securities
US Treasury Notes 6-1/4%,
  6/30/2002....................       300,000           --
US Treasury Notes 6-1/2%,
  10/15/2006...................       500,000           --
US Treasury Notes 6-5/8%,
  5/15/2007....................       500,000           --
Federal National Mortgage
  Association
  5.90%, 6/19/2003.............       300,000           --
Federal National Mortgage
  Association
  6.35%, 5/18/2005.............       300,000           --
----------------
See footnotes on page P-9.
                                    -- P-8 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
LARGEST PORTFOLIO CHANGES
During the Six Months Ended June 30, 1999

                                            Shares
                                    ----------------------
                                                  Holdings
Additions                           Increase      6/30/99
---------                           --------      --------
SELIGMAN LARGE-CAP VALUE PORTFOLIO

Common Stocks
Armstrong World Industries.....         2,000       3,600
Dole Food......................         3,000       6,500
Ford Motor.....................         2,000       4,100
Humana.........................        14,000      14,000
Medtronic......................         3,000       3,000
Raychem........................         3,000       6,450
St. Paul Companies.............         3,000       6,000
Summit Bancorp.................         4,000       7,000
Tandy..........................         2,500       5,000 (20)
United Technologies............         2,000       2,000

                                           Shares
                                     ---------------------
                                                  Holdings
 Reductions                          Decrease     6/30/99
-----------                          --------     --------
Common Stocks
May Department Stores..........        1,900         --
Penney (J.C.)..................        2,750         --

-------------------------------------------------------------------------------

SELIGMAN SMALL-CAP VALUE PORTFOLIO

Common Stocks
Camdus Communications..........         7,000      10,050
Commercial Federal.............         5,000       5,000
Fred's.........................        10,500      10,500
Fresh Del Monte Produce........        10,000      10,000
Giant Cement Holdings..........         6,000       6,000
Harman International
  Industries...................         2,500       2,500
Liberty Financial..............         6,000       6,000
Rent-Way.......................         6,000       6,000
Stage Stores...................        17,000      24,500
Trans World Entertainment......        10,500      10,500

Common Stocks
AMRESCO........................        10,000          --
Avado Brands...................         3,800       3,800
Consolidated Cigar Holding.....         4,800          --
Dialogic.......................         3,100          --
Elsag Bailey Process Auto
  (ADRs).......................         1,950          --
Friede Goldman International...         5,200          --

-------------
Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities.

 * "Diversification of Net Assets" is included for the Seligman Henderson Portfolios because their portfolio holdings are listed by country rather than by industry in the "Portfolios of Investments."

 (1)  Includes 9,400 shares received as a result of a 2-for-1 stock split.

 (2)  Includes 4,200 shares received as a result of a 2-for-1 stock split.

 (3)  Includes 4,464 shares received as a result of a 2-for-1 stock split.

 (4)  Includes 5,300 shares received as a result of a 2-for-1 stock split.

 (5)  Formerly known as Newell.

 (6)  Includes 67,900 shares received as a result of a 2-for-1 stock split.

 (7) Includes 10,300 shares received as a result of a 2-for-1 stock split.

 (8)  Includes 8,300 shares received as a result of a 2-for-1 stock split.

 (9)  Includes 12,100 shares received as a result of a 2-for-1 stock split.

 (10) Includes 9,000 shares received as a result of a 2-for-1 stock split.

 (11) Formerly known as CalEnergy.

 (12) Includes 700 shares received as a result of a 6-for-1 stock split.

 (13) Includes 1,100 shares received as a result of a 2-for-1 stock split.

 (14) Includes 1,050 shares received as a result of a 2-for-1 stock split.

 (15) Includes 800 shares received as a result of a 2-for-1 stock split.

 (16) Includes 3,300 shares received as a result of a 2-for-1 stock split.

 (17) Includes 700 shares received as a result of a 2-for-1 stock split.

 (18) Includes 5,780 shares received as a result of a 2-for-1 stock split.

 (19) Includes 110 shares received from conversion of rights.

 (20) Includes 2,500 shares received as a result of a 2-for-1 stock split.

                                    -- P-9 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolios of Investments (unaudited)
-------------------------------------------------------------------------------
SELIGMAN BOND PORTFOLIO

                                     Principal
                                       Amount        Value
                                     ---------     --------
US FULL FAITH AND
CREDIT OBLIGATIONS -- 40.4%
US Treasury Bonds:
   8-3/4%, 5/15/2020.............     $500,000  $   640,782
   7-1/4%, 8/15/2022.............      500,000      558,750
US Treasury Notes:
   6-1/4%, 10/31/2001............      200,000      202,875
   6-1/4%, 6/30/2002.............      200,000      203,250
   6-5/8%, 5/15/2007.............      200,000      208,375
Government National
  Mortgage Association:
   6%, 12/20/2028+ ..............      197,120      184,116
   6-1/2%, 12/15/2028+...........      295,979      285,685
                                                  ---------
Total US Full Faith and Credit
   Obligations
   (Cost $2,273,081).............                 2,283,833
                                                  ---------
US GOVERNMENT AGENCY
SECURITIES -- 7.6%
Federal Home Loan Bank
   5-1/8%, 4/17/2001.............      100,000       98,866
Federal National Mortgage
   Association:
   5.795%, 1/1/2009+.............      149,321      140,779
   6%, 12/1/2028+................      197,709      186,323
                                                  ---------
Total US Government Agency
   Securities
   (Cost $447,063)...............                   425,968
                                                   --------
CORPORATE BONDS -- 43.5%
Associates Corporation
   of North America
   5-3/4%, 11/1/2003.............      250,000      242,470
Boston Scientific
   6-5/8%, 3/15/2005.............      175,000      168,463
Cardinal Health
   6-1/4%, 7/15/2008.............      100,000       94,312
Chrysler Financial
   6.09%, 4/6/2001...............      200,000      199,708
Dana
   6-1/2%, 3/1/2009..............      100,000       94,896
Dell Computer
   6.55%, 4/15/2008..............      200,000      192,286

                                      Principal
                                        Amount       Value
                                      ---------    --------
CORPORATE BONDS (continued)
Enron Oil & Gas
   6%, 12/15/2008................     $100,000    $  91,752
Equifax
   6.30%, 7/1/2005...............      100,000       98,370
First Data
   5.80%, 12/15/2008.............      100,000       91,116
First USA Bank
   6-1/8%, 6/25/2001.............      100,000       99,618
Ford Motor Credit
   5.80%, 1/12/2009..............      100,000       91,680
Guidant
   6.15%, 2/15/2006..............      100,000       94,258
Household Finance
   6%, 5/1/2004 .................      100,000       96,990
National City
   6-7/8%, 5/15/2019.............      100,000       94,179
Nordstrom
   5-5/8%, 1/15/2009.............      100,000       91,249
Philip Morris
   7-1/8%, 8/15/2002 ............      200,000      202,537
Sprint Capital
   6-1/8%, 11/15/2008............      200,000      186,713
Time Warner
   9-1/8%, 1/15/2013.............      200,000      228,424
                                                 ----------
Total Corporate Bonds
   (Cost $2,543,265).............                 2,459,021
                                                 ----------
ASSET-BACKED
SECURITIES+ -- 1.7%
   (Cost $99,875)
Peco Energy Transition Trust
   6.05%, 3/1/2009 ..............      100,000       95,821
                                                 ----------
Total Investments -- 93.2%
   (Cost $5,363,284).............                 5,264,643
Other Assets
   Less Liabilities--6.8%........                   385,341
                                                 ----------
Net Assets--100.0% ..............                $5,649,984
                                                 ==========
------------------
+ Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.

See Notes to Financial Statements.

                                   -- P-10 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
                                                                  June 30, 1999
-------------------------------------------------------------------------------
SELIGMAN CAPITAL PORTFOLIO

                                       Shares       Value
                                      --------   ----------
COMMON STOCKS -- 95.5%
BASIC MATERIALS -- 6.2%
Cintas...........................        3,500   $  235,047
Minerals Technologies............        7,800      435,338
Sealed Air*......................        9,200      596,850
                                                  ---------
                                                  1,267,235
                                                  ---------
CAPITAL GOODS -- 9.6%
American Power Conversion........       18,800      377,763
Applied Power (Class A)..........       14,600      398,763
Corning..........................        3,700      259,463
Molex............................       17,700      653,794
Rayovac*.........................       10,100      229,143
Symbol Technologies..............        1,800       66,375
                                                  ---------
                                                  1,985,301
                                                  ---------
COMMUNICATIONS
SERVICES -- 0.5%
Rhythms Netconnections*..........        1,600       93,500
                                                  ---------
CONSUMER CYCLICALS -- 25.7%
Circuit City Stores-Circuit City
   Group.........................        4,950      460,350
Danaher..........................        1,700       98,813
Doubleclick*.....................        2,300      210,522
Federated Department
    Stores*......................        8,400      444,675
Fluor............................        3,900      157,950
HA-LO Industries*................       21,100      208,363
Harley-Davidson..................        7,000      380,625
Interpublic Group of Companies...        2,100      181,913
ITT Educational Services*........       17,500      456,093
MSC Industrial Direct
   (Class A)*....................       30,400      311,600
Office Depot*....................       28,050      618,853
Snyder Communications*...........       20,100      658,275
TJX Companies....................       12,300      409,744
Williams-Sonoma*.................       16,300      567,444
Young & Rubicam..................        2,800      127,225
                                                  ---------
                                                  5,292,445
                                                  ---------
CONSUMER STAPLES -- 9.2%
Apollo Group (Class A)*..........       19,400      514,706
Dial.............................       10,200      379,312
Infinity Broadcasting (Class A)*.       23,000      684,250
Solectron*.......................        2,500      166,719
Suiza Foods*.....................        3,500      146,563
                                                  ---------
                                                  1,891,550
                                                  ---------

                                       Shares       Value
                                      --------     --------
ENERGY -- 3.8%
Anadarko Petroleum...............       13,500   $  496,968
Enron Oil & Gas..................        6,100      123,525
Weatherford International*.......        4,600      168,475
                                                  ---------
                                                    788,968
                                                  ---------
FINANCIAL SERVICES -- 7.3%
AFLAC............................        8,600      411,725
Capital One Financial............        3,300      183,769
Comdisco.........................       22,300      571,437
DLJ Direct*......................        2,000       59,000
SouthTrust.......................        6,950      266,489
                                                  ---------
                                                  1,492,420
                                                  ---------
HEALTH CARE -- 9.2%
Biogen*..........................        4,800      308,850
Boston Scientific*...............       11,800      518,463
Elan*............................        7,700      213,675
Forest Laboratories*.............        5,000      231,250
Health Management Associates*....       45,500      511,875
Laser Vision Centers*............        1,800      113,287
                                                  ---------
                                                  1,897,400
                                                  ---------
TECHNOLOGY -- 19.3%
At Home Corp. (Series A)*........        4,000      215,875
Broadcom (Class A)*..............        2,300      332,422
Clarent*.........................        2,400       36,000
Compuware*.......................       13,900      441,759
Gateway*.........................        4,900      289,100
General Instrument*..............       10,600      450,500
ISS Group*.......................       11,100      418,331
JDS Uniphase.....................        1,100      182,738
NCR*.............................        5,600      273,350
PE Biosystems Group..............        1,000      114,750
Siebel Systems*..................        5,150      341,348
Software.com*....................        5,100      118,415
Vitesse Semiconductor*...........        7,400      500,656
Xilinx*..........................        5,200      297,862
                                                  ---------
                                                  4,013,106
                                                  ---------
TRANSPORTATION -- 2.0%
CNF Transportation...............       10,900      418,288
                                                  ---------
UTILITIES -- 2.7%
AES*.............................        9,500      552,187
                                                  ---------
----------------
* Non-income producing security.
See Notes to Financial Statements.

                                   -- P-11 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN CAPITAL PORTFOLIO (continued)

                                                   Value
                                                -----------
Total Investments -- 95.5%
   (Cost $15,958,061)............               $19,692,400
Other Assets
   Less Liabilities-- 4.5%.......                   888,904
                                                -----------
Net Assets-- 100.0%..............               $20,581,304
                                                ===========

SELIGMAN CASH MANAGEMENT PORTFOLIO

                         Annualized
                          Yield on    Principal
                       Purchase Date    Amount      Value
                       -------------   -------   ----------
US GOVERNMENT
AND GOVERNMENT
AGENCY SECURITIES -- 61.0%
US GOVERNMENT
SECURITIES -- 44.3 %
US Treasury Bills:
   7/8/1999.............    4.48%   $  800,000  $   799,311
   7/22/1999............    4.24     1,000,000      997,559
   8/12/1999............    4.45     1,000,000      994,878
   11/18/1999...........    4.69       500,000      491,007
   12/16/1999...........    4.85     1,000,000      977,693
US Treasury Notes:
   6-7/8%, 7/31/1999.....   4.57     3,000,000    3,005,350
                                                 ----------
Total US Government
   Securities
   (Cost $7,265,798)....                          7,265,798
                                                 ----------
US GOVERNMENT
AGENCY SECURITIES -- 16.7%
Federal Home Loan Bank:
   4.78%, 8/18/1999.....    4.85       500,000      496,814
   4.83%, 8/26/1999.....    4.90       500,000      496,243
Federal National
   Mortgage Association:
   4.69%, 7/1/1999......    4.76       500,000      500,000
   4.70%, 7/8/1999......    4.77       500,000      499,543
   4.91%, 9/9/1999......    4.98       750,000      742,840
                                                -----------
Total US Government
   Agency Securities
   (Cost $2,735,440)....                          2,735,440
                                                -----------
Total US Government
   and Government
   Agency Securities
   (Cost $10,001,238)...                         10,001,238
                                                -----------
                        Annualized
                          Yield on      Principal
                       Purchase Date      Amount    Value
                       -------------    ---------  --------
FIXED TIME DEPOSITS -- 2.5%
   (Cost $420,000)
First National Bank of
   Chicago, Grand Cayman
   5-1/2%, 7/1/1999......    5.58%    $420,000  $   420,000
                                                -----------

COMMERCIAL
PAPER -- 36.8%
American Express
   Credit, 8/26/1999....  4.90-5.01    900,000      893,178
American General
   Finance, 8/31/1999...  4.88-5.10    900,000      892,516
Associates Corp. of
   North America,
   12/1/1999............    5.22       800,000      782,490
Ford Motor Credit,
   7/6/1999.............  4.89-4.94    900,000      899,395
General Electric Capital,
   8/4/1999.............  4.88-5.08    900,000      895,836
John Deere Capital,
   9/15/1999............    5.09       900,000      890,462
Norwest Financial,
   12/17/1999...........    5.02       800,000      781,410
                                                -----------
Total Commercial Paper
   (Cost $6,035,287)....                          6,035,287
                                                -----------
Total Investments -- 100.3%
   (Cost $16,456,525).........................   16,456,525
Other Assets
   Less Liabilities-- (0.3)%..................      (54,259)
                                                -----------
Net Assets -- 100.0%..........................  $16,402,266
                                                ===========
-----------------
See Notes to Financial Statements.

                                   -- P-12 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
                                                                  June 30, 1999
-------------------------------------------------------------------------------
SELIGMAN COMMON STOCK PORTFOLIO
                                       Shares       Value
                                      --------    ---------
COMMON STOCKS -- 95.7%
AEROSPACE -- 0.5%
General Dynamics.................        5,100   $  349,350
                                                  ---------
AUTOMOTIVE AND RELATED -- 2.5%
DaimlerChrysler..................        7,599      675,361
Ford Motor.......................       12,100      682,894
                                                  ---------
                                                  1,358,255
                                                  ---------
CHEMICALS -- 1.1%
duPont (E.I.) de Nemours.........        8,400      573,825
                                                  ---------
COMMUNICATIONS -- 9.1%
AT&T.............................       23,100    1,289,269
Ameritech........................       12,300      904,050
GTE..............................       16,200    1,227,150
MCI WorldCom*....................       10,500      903,328
SBC Communications...............       10,000      580,000
                                                  ---------
                                                  4,903,797
                                                  ---------
COMMUNICATIONS EQUIPMENT -- 1.5%
Lucent Technologies..............       12,400      836,225
                                                  ---------
COMPUTER AND
BUSINESS SERVICES -- 14.2%
America Online...................        2,500      276,250
Clarent*.........................          500        7,500
Cisco Systems....................       11,800      759,994
Dell Computer*...................        7,500      277,266
Electronic Data Systems..........       16,900      955,906
Hewlett-Packard..................        4,600      462,300
Intel............................       16,400      975,288
International Business Machines..       10,900    1,408,825
Microsoft*.......................       22,100    1,991,762
Xerox............................        8,900      525,656
                                                  ---------
                                                  7,640,747
                                                  ---------
CONSUMER GOODS
AND SERVICES -- 10.2%
Anheuser-Busch...................        7,800      553,312
Bestfoods........................       12,900      638,550
Coca-Cola........................        8,400      525,000
ConAgra..........................       21,100      561,787
Fort James.......................       14,300      541,613
Fortune Brands...................        3,200      132,400
PepsiCo..........................       20,200      781,487
Philip Morris....................       18,600      747,488
Procter & Gamble.................        5,300      473,025
Sara Lee.........................       25,000      567,188
                                                  ---------
                                                  5,521,850
                                                  ---------

                                       Shares       Value
                                      --------    ---------
DIVERSIFIED -- 1.7%
AlliedSignal.....................       14,300   $  900,900
                                                  ---------
DRUGS AND HEALTH CARE -- 12.0%
Abbott Laboratories..............       14,000      637,000
American Home Products...........       16,700      960,250
Baxter International.............        7,500      454,687
Bristol-Myers Squibb.............       16,000    1,127,000
Johnson & Johnson................        7,800      764,400
Merck............................       13,600    1,006,400
Pfizer...........................        4,900      537,775
Pharmacia & Upjohn...............       10,000      568,125
Schering-Plough..................        8,400      445,200
                                                  ---------
                                                  6,500,837
                                                  ---------
ELECTRIC AND GAS UTILITIES -- 4.8%
DQE..............................       12,700      509,587
Sonat............................       20,700      685,688
Unicom...........................       14,800      570,725
Williams Companies (The).........       19,600      834,225
                                                  ---------
                                                  2,600,225
                                                  ---------
ELECTRONICS -- 3.2%
Applied Materials................        9,100      671,978
Harris...........................       13,500      529,031
Raytheon (Class B)...............        7,900      555,963
                                                  ---------
                                                  1,756,972
                                                  ---------
ENERGY -- 6.9%
BP Amoco (ADRs)
   (United Kingdom)..............        6,700      726,950
Exxon............................       13,100    1,010,337
Mobil............................        5,200      514,800
Royal Dutch Petroleum
   (Netherlands).................       13,200      795,300
Schlumberger.....................       10,500      668,719
                                                  ---------
                                                  3,716,106
                                                  ---------
FINANCE AND INSURANCE -- 15.6%
Allstate.........................       14,300      513,012
American General.................       12,800      964,800
American International Group.....        6,000      702,375
Bank of America..................       12,105      887,448
Bank of New York.................       27,700    1,016,244
Chubb............................        8,000      556,000
Citigroup........................       27,807    1,320,833
-----------------
* Non-income producing security.
See Notes to Financial Statements.
                                    -- P-13 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN COMMON STOCK PORTFOLIO (continued)

                                       Shares       Value
                                      --------   ----------
FINANCE AND
INSURANCE (continued)
Fannie Mae.......................        9,200  $   629,050
Mellon Bank......................       19,200      698,400
Morgan (J.P.)....................        3,900      547,950
Washington Mutual................       17,296      611,846
                                                  ---------
                                                  8,447,958
                                                  ---------
MACHINERY AND INDUSTRIAL
EQUIPMENT -- 6.6%
General Electric.................       16,500    1,864,500
United Technologies..............       24,000    1,720,500
                                                  ---------
                                                  3,585,000
                                                  ---------
PAPER AND FOREST
PRODUCTS -- 1.1%
Mead.............................       13,800      576,150
                                                  ---------
PUBLISHING -- 0.7%
Gannett..........................        5,100      364,013
                                                  ---------

                                       Shares       Value
                                      --------    ---------
RETAIL TRADE -- 3.3%
May Department Stores............       15,350  $   627,431
Wal-Mart Stores..................       23,500    1,133,875
                                                  ---------
                                                  1,761,306
                                                  ---------
TRANSPORTATION -- 0.7%
GATX.............................        9,800      373,012
                                                -----------
Total Common Stocks
   (Cost $37,851,063)............                51,766,528
Short-Term Holdings --  4.1%
   (Cost $2,200,000).............                 2,200,000
                                                -----------
Total Investments -- 99.8%
   (Cost $40,051,063)............                53,966,528
Other Assets
   Less Liabilities-- 0.2%.......                   106,768
                                                -----------
Net Assets-- 100.0%..............               $54,073,296
                                                ===========
-------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO

                                       Shares       Value
                                      --------    ---------
COMMON STOCKS -- 93.2%
COMMUNICATIONS/
INFRASTRUCTURE -- 6.4%
ADC Telecommunications*..........        5,900   $  268,634
Aspect Telecommunications*.......       28,300      274,156
Cisco Systems*...................       20,800    1,339,650
Comverse Technology*.............       10,600      799,637
DSP Communications*..............       20,600      594,825
ECI Telecom* (Israel)............       20,900      690,353
Gilat Satellite Networks*........       23,400    1,229,963
Harris...........................       14,700      576,056
Nokia (Finland)..................       10,400      952,250
Oak Industries*..................       12,600      550,463
Tekelec*.........................       31,800      388,556
Tellabs..........................       20,600    1,392,431
                                                  ---------
                                                  9,056,974
                                                  ---------

                                       Shares       Value
                                      --------    ---------
COMMUNICATIONS
SERVICES -- 2.6%
AT&T-Liberty Media Group (Class A)*     40,600   $1,492,050
ICG Communications...............       20,300      432,009
MCI WorldCom.....................        6,300      541,997
Pacific Gateway Exchange*........       28,700      834,094
RSL Communications
   (Class A)*....................       20,200      390,113
                                                  ---------
                                                  3,690,263
                                                  ---------
COMPUTER AND
BUSINESS SERVICES -- 5.6%
Amdocs*..........................       25,100      571,025
CSG Systems International*.......        5,400      141,581
EchoStar Communications..........        6,300      966,853
Galileo International............       34,300    1,832,906
Mastech*.........................       26,200      486,338

------------------
* Non-income producing security.
See Notes to Financial Statements.

                                   -- P-14 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
                                                                  June 30, 1999
-------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (continued)

                                       Shares      Value
                                      --------   ----------
COMPUTER AND
BUSINESS SERVICES (continued)
Metamor Worldwide*...............       21,200   $  508,800
Metzler Group*...................       25,100      692,603
Modis Professional Services*.....       40,300      554,125
Sungard Data Systems*............       20,700      714,150
Unisys*..........................       16,700      650,256
Viant*...........................       20,000      696,250
                                                 ----------
                                                  7,814,887
                                                 ----------
COMPUTER HARDWARE/
PERIPHERALS -- 13.6%
Adaptec*.........................       62,400    2,201,550
American Power Conversion*.......      135,800    2,728,731
Apex PC Solutions*...............       39,000      798,281
Comdisco.........................       73,900    1,893,688
Creative Technology
   (Singapore)...................      154,500    2,061,609
Electronics for Imaging*.........       97,600    4,995,900
Ingram Micro (Class A)*..........       21,000      540,750
Lexmark International Group
   (Class A)*....................       18,000    1,189,125
Pitney Bowes.....................       10,400      668,200
Seagate Technology*..............       30,100      771,313
Storage Technology*..............       16,900      384,475
Sun Microsystems*................        8,500      585,703
Tech Data*.......................       10,400      397,475
                                                 ----------
                                                 19,216,800
                                                 ----------
COMPUTER SOFTWARE -- 20.4%
3DO*.............................       48,300      221,878
Acclaim Entertainment*...........       71,900      457,239
Activision*......................       28,000      406,875
Autodesk.........................       79,304    2,346,903
BMC Software*....................       35,400    1,910,494
Check Point Software
   Technologies* (Israel)........       69,200    3,708,687
Citrix Systems...................       10,500      591,609
Compuware*.......................       48,600    1,544,569
Electronic Arts*.................       46,600    2,522,225
Entrust Technologies*............       10,700      356,109
HNC Software*....................       20,000      615,625
Mentor Graphics*.................       60,800      777,100
Microsoft*.......................       41,500    3,740,188
New Era of Networks*.............       10,600      465,406
Parametric Technology*...........      127,500    1,773,047
Peregrine Systems*...............       12,600      323,269

                                       Shares        Value
                                      --------    ---------

COMPUTER SOFTWARE (continued)
Structural Dynamics
   Research*.....................       63,100  $ 1,159,463
Symantec*........................       45,900    1,171,884
Synopsys*........................       67,400    3,717,531
Tecnomatix Technologies*
   (Israel)......................       12,300      214,866
Visio*...........................       21,000      798,656
                                                 ----------
                                                 28,823,623
                                                 ----------
CONTRACT MANUFACTURING/
CIRCUIT BOARDS -- 4.2%
DII Group*.......................       20,900      777,218
Hadco*...........................       21,800      866,550
Sanmina*.........................       11,700      887,738
SCI Systems*.....................       39,900    1,895,250
SMART Modular Technologies*......       87,500    1,514,844
                                                 ----------
                                                  5,941,600
                                                 ----------
ELECTRONICS CAPITAL
EQUIPMENT -- 13.1%
Applied Materials*...............       25,300    1,868,247
ASM Lithography (Netherlands)*...       25,100    1,486,391
Asyst Technologies*..............       17,700      529,341
Cognex*..........................       50,500    1,592,328
Credence Systems*................       35,700    1,316,438
Electro Scientific Industries*...       18,300      764,597
KLA-Tencor*......................       44,300    2,872,578
Lam Research*....................       25,200    1,175,738
Novellus Systems*................       27,400    1,869,194
Orbotech* (Israel)...............       24,900    1,283,906
Teradyne*........................       41,500    2,977,625
Veeco Instruments................       24,300      828,478
                                                 ----------
                                                 18,564,861
                                                 ----------
INTERNET/ONLINE -- 0.8%
Beyond.com.......................       16,600      474,656
PSINet*..........................        8,300      362,606
Softnet Systems*.................        5,600      155,925
ZDNet............................        3,900      101,400
                                                 ----------
                                                  1,094,587
                                                 ----------
MEDIA -- 17.6%
Adelphia Communications
   (Class A)*....................       16,600    1,063,956
Cablevision Systems
   (Class A)*....................       16,700    1,169,000

-------------------
* Non-income producing security.
See Notes to Financial Statements.

                                   -- P-15 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN COMMUNICATIONS AND INFORMATION PORTFOLIO (continued)

                                       Shares      Value
                                      --------   ----------
MEDIA (continued)
CBS*.............................       79,900  $ 3,470,656
Chancellor Media*................       97,700    5,382,659
Clear Channel Communications*....       40,600    2,798,863
Fox Entertainment Group
   (Class A)*....................       28,700      773,106
Infinity Broadcasting
   (Class A)*....................       36,900    1,097,775
MediaOne Group*..................       68,900    5,124,438
Outdoor Systems*.................       31,500    1,149,750
Sinclair Broadcast Group
   (Class A)*....................       44,600      727,538
USA Networks*....................       35,200    1,411,300
Ziff-Davis*......................       48,200      744,088
                                                 ----------
                                                 24,913,129
                                                 ----------
SEMICONDUCTORS -- 8.9%

Altera*..........................       15,600      573,787
Amkor Technology*................      183,200    1,872,075
C-Cube Microsystems*.............       66,600    2,108,306
Dallas Semiconductor.............       18,700      944,350
Lattice Semiconductor*...........       45,900    2,851,537
Linear Technology................       12,500      841,406
Maxim Integrated Products*.......       14,200      944,300
Microchip Technology*............       42,000    1,987,125
Xilinx*..........................        8,400      481,163
                                                 ----------
                                                 12,604,049
                                                 ----------

                                     Principal
                                       Amount        Value
                                      --------  -----------
Total Common Stocks
   (Cost $108,198,297)...........              $131,720,773
                                               ------------
SUBORDINATED CONVERTIBLE
BONDS -- 0.1%
   (Cost $184,000)
COMPUTER
SOFTWARE -- 0.1%
Activision 63/4%, 1/1/2005+......   $  190,000      181,450
                                               ------------
REPURCHASE AGREEMENT -- 5.2%
   (Cost $7,300,000)
State Street Bank and Trust 4.70%,
   dated 6/30/99, maturing 7/1/99
   collateralized by: $5,895,000
   US Treasury Notes 10-3/4%,
   8/15/2005, with a fair market
   value of $7,501,916...........    7,300,000    7,300,000
                                              -------------
Total Investments -- 98.5%
   (Cost $115,682,297)...........               139,202,223
Other Assets
   Less Liabilities-- 1.5%.......                 2,185,385
                                               ------------
Net Assets-- 100.0%..............              $141,387,608
                                               ============
-------------------------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO

                                       Shares       Value
                                      --------   ----------
COMMON STOCKS -- 96.5%
ADVERTISING -- 1.5%
HA-LO Industries*................       25,400     $250,825
Snyder Communications*...........        4,400      144,100
                                                   --------
                                                    394,925
                                                   --------
BUSINESS GOODS
AND SERVICES -- 15.6%
Abacus Direct*...................        1,100       99,791
Affiliated Computer Services
   (Class A)*....................        6,300      318,937
American Homestar................       30,437      207,352
Applied Graphics Technologies*...       13,500      168,750

                                       Shares       Value
                                      --------    ---------

BUSINESS GOODS
AND SERVICES (continued)
Copart*..........................       13,800    $ 292,819
FirstService* (Canada)...........       17,200      263,375
Indus International*.............       23,300      100,845
Integrated Electrical Services*..       10,000      161,250
Keystone Automotive Industries*..       17,700      306,431
Metamor Worldwide*...............        8,200      196,800
Modis Professional Services*.....       28,100      386,375
NFO Worldwide*...................        2,000       28,000
NOVA*............................       13,333      333,325
Personnel Group of America*......       23,800      238,000
Profit Recovery Group*...........        1,700       80,378

-------------------
* Non-income producing security.
+ Rule 144A security.
See Notes to Financial Statements.

                                   -- P-16 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
                                                                  June 30, 1999
-------------------------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO (continued)

                                       Shares       Value
                                      --------    ---------
BUSINESS GOODS
AND SERVICES (continued)
Provant*.........................       19,770   $  307,671
U.S. Foodservice*................       10,800      460,350
Wilmar Industries*...............       16,600      217,875
                                                  ---------
                                                  4,168,324
                                                  ---------
CAPITAL GOODS -- 5.3%
Microchip Technology*............       13,900      657,644
Novellus Systems*................        4,800      327,450
UCAR International*..............       17,100      431,775
                                                  ---------
                                                  1,416,869
                                                  ---------
COMPUTER SOFTWARE
AND SERVICES -- 9.9%
Avant!*..........................       22,600      284,619
Inso*............................       19,500      103,594
ISS Group*.......................        3,700      139,444
National Instruments*............       15,700      631,925
Structural Dynamics
   Research*.....................       13,600      249,900
SunGard Data Systems*............        8,400      289,800
Transaction Systems Architects
   (Class A)*....................       11,600      452,400
Unigraphics Solutions
   (Class A)*....................       20,100      378,131
Visio*...........................        2,800      106,487
                                                  ---------
                                                  2,636,300
                                                  ---------
CONSULTING SERVICES -- 3.7%
Corporate Executive Board*.......        3,300      117,459
Forrester Research*..............        1,000       25,125
Primark*.........................       19,400      544,413
Professional Detailing*..........       12,900      303,553
                                                  ---------
                                                    990,550
                                                  ---------
CONSUMER GOODS
AND SERVICES -- 5.7%
Carey International*.............       10,400      256,750
Carriage Services (Class A)*.....       23,800      446,250
MemberWorks*.....................       15,700      458,734
Packaged Ice*....................        6,300       37,603
Pre-Paid Legal Services*.........       11,200      304,500
                                                  ---------
                                                  1,503,837
                                                  ---------

                                       Shares       Values
                                      --------    ---------
DRUGS AND
HEALTH CARE -- 9.3%
Alpharma (Class A)...............        2,200    $  78,237
Barr Laboratories*...............        7,700      307,037
Dura Pharmaceuticals*............        9,800      116,375
Omnicare.........................        6,600       83,325
Province Healthcare*.............       17,600      345,400
Renal Care Group*................        5,700      147,309
Renex*+..........................       50,000      267,188
Schein Pharmaceutical*...........        6,800       82,025
Teva Pharmaceutical
   Industries (ADRs) (Israel)....       10,100      498,688
Total Renal Care Holdings*.......       25,600      398,400
Triangle Pharmaceuticals*........        9,100      163,231
                                                  ---------
                                                  2,487,215
                                                  ---------
ELECTRONICS -- 15.9%
Analog Devices*..................        9,100      456,706
AVX..............................       25,700      626,437
Burr-Brown*......................       33,050    1,220,784
Cognex*..........................       13,600      428,825
General Semiconductors*..........       15,900      145,087
KLA-Tencor*......................        5,000      324,219
Oak Industries*..................        4,230      184,798
PMC-Sierra* (Canada).............        5,800      342,019
Sanmina*.........................        5,900      447,663
Veeco Instruments*...............        1,800       61,369
                                                  ---------
                                                  4,237,907
                                                  ---------
ENERGY -- 4.6%
Barrett Resources*...............        3,400      130,475
Cabot Oil & Gas (Class A)........       16,700      311,037
Calpine*.........................       10,200      550,800
Santa Fe Snyder*.................       28,500      217,313
                                                  ---------
                                                  1,209,625
                                                  ---------
ENVIRONMENTAL
MANAGEMENT -- 3.2%
Allied Waste Industries*.........       11,500      227,125
Casella Waste Systems
   (Class A)*....................       11,050      285,919
Waste Connections*...............       10,900      332,450
                                                  ---------
                                                    845,494
                                                  ---------
FINANCIAL SERVICES -- 4.1%
Affiliated Managers Group*.......        6,900      208,294
American Capital Strategies......       12,400      225,138
Crusader Holding*................        3,465       36,383
-------------------
* Non-income producing security.
+ Rule 144A security.
See Notes to Financial Statements.

                                   -- P-17 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN FRONTIER PORTFOLIO (continued)

                                       Shares       Value
                                      --------    ---------
FINANCIAL SERVICES
   (continued)
ESG Re (Bermuda).................        9,200    $ 137,138
Insignia Financial Group*........       15,666      164,493
Metris Companies.................        7,000      285,250
Stirling Cooke Brown Holdings
   (Bermuda).....................        4,900       20,058
                                                  ---------
                                                  1,076,754
                                                  ---------
INDUSTRIAL GOODS
AND SERVICES -- 1.5%
McDermott International..........       10,000      282,500
United Rentals*..................        4,500      132,750
                                                  ---------
                                                    415,250
                                                  ---------
INTERNET/ONLINE -- 0.2%
Doubleclick*.....................          700       64,072
                                                  ---------
LEISURE AND
ENTERTAINMENT -- 3.6%
Premier Parks*...................       23,500      863,625
ResortQuest International*.......        9,800       80,850
                                                  ---------
                                                    944,475
                                                  ---------
MEDIA AND
BROADCASTING -- 0.9%
SBS Broadcasting*
   (Luxembourg)..................        7,400      237,263
                                                  ---------
MEDICAL PRODUCTS
AND TECHNOLOGY -- 4.4%
Covance*.........................       10,400      248,950
Hanger Orthopedic Group*.........       13,000      184,438
Kendle International.............        3,600       57,825
Pharmaceutical Product
   Development*..................        2,200       60,156
PSS World Medical*...............       49,100      547,772
Somnus Medical
   Technologies*.................       20,000       61,250
                                                  ---------
                                                  1,160,391
                                                  ---------

                                       Shares       Value
                                      --------    ---------
REAL ESTATE
INVESTMENT TRUST -- 0.9%
Realty Information Group.........        5,460   $  235,804
                                                 ----------
RETAIL TRADE -- 1.0%
Pier 1 Imports...................       22,550      253,688
                                                 ----------
SCHOOLS -- 2.9%
Career Education*................       11,100      374,972
EduTrek International (Class A)*.       23,700      117,018
ITT Educational Services.........       10,300      268,444
                                                 ----------
                                                    760,434
                                                 ----------

TELECOMMUNICATIONS -- 2.1%
ANTEC*...........................       15,200      485,925
Forward Air......................        2,750       77,258
                                                -----------
                                                    563,183
                                                -----------
TRANSPORTATION -- 0.2%
US Xpress Enterprises
   (Class A)*....................        6,100       65,384
                                                -----------
Total Common Stocks
   (Cost $23,666,226)............                25,667,744
Short-Term Holdings -- 3.5%
    (Cost $930,000)..............                   930,000
                                                -----------
Total Investments -- 100.0%
   (Cost $24,596,226)............                26,597,744
Other Assets
   Less Liabilities .............                    (6,413)
                                                -----------
Net Assets-- 100.0%..............               $26,591,331
                                                ===========
-----------------
* Non-income producing security.
See Notes to Financial Statements.

                                   -- P-18 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
                                                                  June 30, 1999
-------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES PORTFOLIO

                                       Shares      Value
                                      --------   ----------
COMMON STOCKS -- 92.2%
AUSTRALIA-- 1.1%
Brambles Industries
   (Business Goods
   and Services).................        1,350      $35,502
CSL (Drugs and Health Care)......        4,300       37,055
Telstra (Telecommunications).....        6,300       36,037
                                                   --------
                                                    108,594
                                                   --------
CHINA -- 0.4%
China Telecom (Hong Kong)*
   (Telecommunications)..........       14,000       38,885
                                                   --------
DENMARK -- 0.7%
ISS International Service
   (Commercial Services).........        1,200       64,016
                                                   --------
FINLAND -- 3.6%
Nokia (Telecommunications).......        2,660      232,986
Sonera Group*
   (Telecommunications)..........        5,500      120,150
                                                   --------
                                                    353,136
                                                   --------
FRANCE -- 7.3%
Alcatel (Telecommunications).....          910      127,997
Cap Gemini (Computer and
   Technology Related)...........          696      109,300
Carrefour Supermarche
   (Retailing)...................          840      123,345
Genset (ADRs)* (Drugs and
   Health Care)..................        2,500       39,063
Hachette Filipacchi Medias
   (Media).......................          400       92,946
Sidel (Manufacturing and
   Industrial Equipment).........          765       92,940
Valeo (Automotive and Related)...        1,430      117,884
                                                   --------
                                                    703,475
                                                   --------
GERMANY -- 2.8%
Adidas-Salomon (Retailing).......        1,150      111,866
Metro (Retailing)................        1,393       88,565
Sixt (Retailing).................        1,350       72,338
                                                   --------
                                                    272,769
                                                   --------

                                       Shares       Value
                                      --------     --------
GREECE -- 0.8%
Commercial Bank of Greece
   (Financial Services)..........          700     $ 50,008
National Bank of Greece
   (GDRs)+ (Financial
   Services).....................        2,200       28,270
                                                   --------
                                                     78,278
                                                   --------
HONG KONG -- 0.6%
HSBC Holdings
   (Financial Services)..........          800       29,180
Hutchison Whampoa
   (Diversified).................        3,000       27,163
                                                   --------
                                                     56,343
                                                   --------
HUNGARY -- 0.3%
Magyar Tavkozlesi "Matav" (ADRs)
   (Telecommunications)..........          500       13,750
MOL Magyar Olaj-es Gazipari
   (GDRs)+ (Resources)...........          500       11,975
                                                   --------
                                                     25,725
                                                   --------
IRELAND -- 2.7%
Elan (ADRs)* (Drugs and
   Health Care)..................        4,500      124,875
Ryanair Holding*
   (Transportation)..............       13,600      140,841
                                                   --------
                                                    265,716
                                                   --------
ITALY -- 3.4%
Banca Nazionale del Lavoro
   "BNL"* (Financial Services)...       38,000      119,429
Banca Popolare di Lodi
   (Financial Services)..........        5,800       69,628
Mediolanum (Financial Services)..       18,000      138,183
                                                   --------
                                                    327,240
                                                   --------
JAPAN -- 9.0%
Able (Financial Services)........        1,000       51,204
Altech (Electronics Capital
   Equipment)....................        2,200       50,873
Diamond Computer Service
   (Computer and Technology
   Related)......................        2,000       41,458
Fancl (Consumer Goods and
   Services).....................          200       36,338
-----------------
* Non-income producing security.
+ Rule 144A security.
See Notes to Financial Statements.

                                   -- P-19 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES PORTFOLIO (continued)

                                       Shares       Value
                                      --------    ---------
JAPAN (continued)
H.I.S. (Entertainment and
   Leisure)......................        2,600     $ 92,117
Kadokawa Shoten Publishing
   (Media).......................          400       81,596
Keyence (Electronics)............          500       87,459
NIC (Commercial Services)........        2,000       67,721
Nippon Telegraph & Telephone "NTT"
   (Telecommunications)..........            6       69,868
NTT Mobile Communication
   (Telecommunications)..........            8      107,032
NTT Mobile Communication
   Network "NTT DoCoMo"
   (Telecommunications)..........            2       27,088
Sagami Chain (Restaurants).......        4,000       35,678
Sanix (Consumer Goods and
   Services).....................        1,000       48,313
Sundrug (Retailing)..............          800       37,660
Xebio (Retailing)................        1,600       36,140
                                                   --------
                                                    870,545
                                                   --------
MEXICO -- 1.3%
Fomento Economico
   Mexicano "Femsa" (ADRs)
   (Consumer Goods and
    Services)....................        1,300       51,838
Grupo Iusacell (ADRs)*
   (Telecommunications)..........        6,000       78,000
                                                   --------
                                                    129,838
                                                   --------
NETHERLANDS--- 4.6%
ASM Lithography Holding*
   (Electronics Capital
   Equipment)....................        1,820      105,211
Equant* (Business Goods and
   Services).....................        1,790      164,899
Koninklijke (Royal) Philips
   Electronics (Electronics).....        1,748      172,287
                                                   --------
                                                    442,397
                                                   --------

                                       Shares       Value
                                      --------     --------
NORWAY -- 1.8%
Tomra Systems (Business
   Goods and Services)...........        4,750      178,659
                                                   --------

SINGAPORE -- 0.6%
Natsteel Electronics
   (Electronics).................        6,000    $  26,252
Oversea-Chinese Banking
   (Financial Services)..........        3,200       26,687
                                                   --------
                                                     52,939
                                                   --------
SOUTH KOREA -- 0.3%
Korea Telecom (ADRs)
   (Telecommunications)..........          670       26,800
                                                   --------
SPAIN -- 4.9%
Actividades de Construccion
   y Servicios (Construction
   and Property).................        3,400       97,258
Azkoyen (Manufacturing and
   Industrial Equipment).........        2,620       67,495
Sociedad General de Aguas
   de Barcelona (Consumer
   Goods and Services)...........        1,520       79,087
Superdiplo* (Retailing)..........        2,160       47,854
Tabacalera (Class A)
   (Tobacco).....................        6,500      131,279
Telefonica Publica
   (Telecommunications)..........        2,800       55,830
                                                   --------
                                                    478,803
                                                   --------
SWEDEN -- 2.5%
L.M. Ericsson Telefon (Series B)
   (Telecommunications)..........        5,495      176,366
Securitas (Series B)
   (Consumer Goods and
   Services).....................        4,500       67,312
                                                   --------
                                                    243,678
                                                   --------
SWITZERLAND -- 1.0%
Credit Suisse Group
   (Financial Services)..........          575       99,402
                                                   --------
UNITED KINGDOM -- 11.6%
Airtours (Entertainment and
   Leisure)......................        8,500       67,801

-----------------
* Non-income producing security.
See Notes to Financial Statements.

                                   -- P-20 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
                                                                  June 30, 1999
-------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL GROWTH OPPORTUNITIES PORTFOLIO (continued)

                                       Shares       Value
                                      --------   ----------
UNITED KINGDOM (continued)
Ashtead Group (Construction
   and Property).................       19,500   $   54,563
AstraZeneca (Drugs
   and Health Care)..............        3,145      122,611
Bodycote International
   (Industrial Goods and
   Services).....................       15,000       93,757
British Telecommunications
   (Telecommunications)..........        2,500       41,775
Cable & Wireless
   (Telecommunications)..........        2,000       25,459
CMG* (Computer and Technology
   Related)......................        2,800       73,271
Games Workshop Group
    (Retailing)..................        4,500       26,708
Granada Group
    (Entertainment and Leisure)..        4,500       83,991
Halma (Electronics)..............       36,500       60,991
Ladbroke Group
   (Entertainment and Leisure)...       13,000       51,592
Parity (Computer and
   Technology Related)...........        7,325       72,746
PizzaExpress (Restaurants).......        8,000      115,392
Rolls-Royce (Aerospace)..........       12,600       53,480
SmithKline Beecham (Drugs
   and Health Care)..............        3,000       38,945
Spring Group (Support
   Services).....................        6,500       15,524
WPP Group (Business Goods
   and Services).................       15,000      126,861
                                                  ---------
                                                  1,125,467
                                                  ---------
UNITED STATES -- 30.9%
AES* (Electric and Gas
   Utilities)....................        3,800      220,875
AlliedSignal (Aerospace).........        2,300      144,900
Alza (Medical Products and
   (Technology)..................        3,200      162,800
America Online* (Computer and
   Technology Related)...........          600       66,300
American International Group
   (Financial Services)..........        1,275      149,255
AT&T (Telecommunications)........        3,150      175,809
CBS* (Media).....................        3,100      134,656
Cintas (Business Goods and
   Services).....................        1,600      107,450

                                       Shares       Value
                                      --------    ---------
UNITED STATES (continued)
Cisco Systems (Computer and
   Technology Related)...........        2,200    $ 141,694
Citigroup (Financial Services)...        3,150      149,625
Disney, Walt (Entertainment
   and Leisure)..................        3,300      101,681
General Electric (Diversified)...        1,300      146,900
Halliburton (Resources)..........        3,300      149,325
MCI WorldCom*
   (Telecommunications)..........          700       60,222
Medtronic (Drugs and Health
   Care).........................        1,800      140,175
Merck (Drugs and Health Care)....        1,400      103,600
Microsoft* (Computer and
   Technology Related)...........        2,000      180,250
Pfizer (Drugs and Health Care)...          600       65,850
Philip Morris (Tobacco)..........        3,200      128,600
Procter & Gamble (Consumer
   Goods and Services)...........        1,400      124,950
Tyco International (Diversified).        2,000      189,500
Xerox (Business Goods and
   Services).....................        2,500      147,656
                                                 ----------
                                                  2,992,073
                                                 ----------
Total Common Stocks
   (Cost $6,832,966).............                 8,934,778
                                                 ----------
PREFERRED STOCKS -- 1.0%
   (Cost $78,503)

GERMANY -- 1.0%
Porsche (non-voting)*
   (Automotive and Related)......           43      100,139
                                                 ----------
CORPORATE BONDS -- 0.1%
   (Cost $4,920)

GERMANY -- 0.1%
Metro Finance 0%, 9/7/2013
   (Financial Services)..........        9,000**      5,053
                                                 ----------
Total Investments -- 93.3%
   (Cost $6,916,389).............                 9,039,970

Other Assets Less
   Liabilities-- 6.7%............                   650,887
                                                 ----------
Net Assets-- 100.0%..............                $9,690,857
                                                 ==========
------------------
  * Non-income producing security.
 ** Principal amount reported in German deutschemarks.
See Notes to Financial Statements.

                                   -- P-21 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO

                                       Shares       Value
                                       --------   ---------
COMMON STOCKS -- 97.9%
AUSTRALIA -- 1.9%
BRL Hardy (Consumer Goods
   and Services).................        9,650    $  40,846
Cochlear (Medical Products and
   Technology)...................        5,700       45,180
CSL (Medical Products and
   Technology)...................        5,150       44,380
Data Advantage* (Business
   Services).....................       16,600       41,899
Futuris (Automotive Parts
   Manufacturing)................       29,873       43,425
Pasminco (Metals)................       36,000       39,677
Perpetual Trustees Australia
   (Financial Services)..........        2,800       44,402
TAB* (Leisure and Hotels)........       22,300       44,941
                                                   --------
                                                    344,750
                                                   --------
AUSTRIA -- 0.1%
Bau Holdings (Construction and
   Property).....................          511       16,323
                                                   --------
CANADA -- 2.0%
Celestica* (Technology)..........        1,900       82,294
Cinar (Class B)* (Media).........        3,800       93,813
PMC-Sierra* (Technology).........        1,200       70,763
Teleglobe
   (Telecommunications)..........        2,100       62,210
Trojan Technologies* (Support
   Services).....................        2,000       36,867
                                                   --------
                                                    345,947
                                                   --------
DENMARK -- 1.7%
Danske Traelast
   (Construction and
   Property).....................          909       68,644
Sondagsavisen (Media)............        1,556       99,177
Sydbank (Financial Services).....        1,525       63,392
TK Development (Construction
    and Property)................          790       68,962
                                                   --------
                                                    300,175
                                                   --------
FINLAND -- 0.3%
Rapala Normark* (Consumer
    Goods and Services)..........        8,700       61,410
                                                   --------

                                       Shares       Value
                                      --------     --------
FRANCE -- 3.2%
Compagnie Francaise d'Etudes et de
   Construction Technip "Technip"
   (Construction and Property)...          944    $ 105,835
Du Pareil au Meme
   (Retailing)...................          887       68,551
Etam Developpement*
   (Retailing)...................        1,493       66,000
L'Europeenne d'Extincteurs
   (Manufacturing)...............        1,372       66,447
Genset (ADRs)* (Drugs and
   Health Care)..................        3,453       53,953
Royal Canin (Veterinary
   Products).....................        1,981      114,314
Societe Virbac (Veterinary
   Products).....................        1,467       82,386
                                                   --------
                                                    557,486
                                                   --------
GERMANY -- 2.9%
Beru (Automotive
   Parts Manufacturing)..........        4,720      103,111
Bien-Haus (Construction and
   Property).....................          221       43,953
Hawesko Holding
   (Telecommunications)..........        2,442       84,298
Intershop Communications
   (Computer Software)...........          320       76,830
Sixt (Retailing).................        2,517      134,869
Tecis Holding* (Financial
   Services).....................           70        6,636
Zapf Creation*
   (Manufacturing)...............        2,600       61,621
                                                   --------
                                                    511,318
                                                   --------
HONG KONG -- 1.9%
Dah Sing Financial Group
   (Financial Services)..........       11,400       43,418
Esprit Holdings (Retailing)......       27,000       18,270
Giordano International
   (Retailing)...................       51,000       36,153
JCG Holdings (Financial
   Services).....................       60,000       28,613
Johnson Electric Holdings
   (Electronics).................        6,000       24,746
Kerry Properties (Construction
   and Property).................       26,000       34,349

-----------------
* Non-income producing security.
See Notes to Financial Statements.

                                   -- P-22 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
                                                                  June 30, 1999
-------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                       Shares      Value
                                      --------   ----------
HONG KONG (continued)
Li & Fung (Consumer Goods
   and Services).................        8,200    $  19,658
Mandarin Oriental (Leisure and
   Hotels).......................       41,000       36,080
Pacific Century (Financial
   Services).....................        4,000        3,238
South China Morning Post Holdings
   (Media).......................       56,000       31,397
Varitronix International
   (Manufacturing)...............       14,000       29,141
Yanzhou Coal Mining
   (Series H)* (Resources).......       82,000       29,328
                                                   --------
                                                    334,391
                                                   --------
IRELAND -- 4.9%
Esat Telecom Group (ADRs)*
   (Telecommunications)..........        2,700      118,125
Green Property (Real Estate).....      110,000      606,420
Ryanair Holding*
    (Transportation).............       14,080      145,813
                                                   --------
                                                    870,358
                                                   --------

ISRAEL -- 0.8%
Teva Pharmaceutical Industries
   (Drugs and Health Care).......        2,700      133,313
                                                   --------
JAPAN -- 12.6%
Anritsu (Electronics)............        3,500       31,796
Asahi Diamond Industries
   (Manufacturing)...............        6,000       34,686
Asatsu-DK (Advertising)..........        1,700       44,927
Benesse (Business Services)......          600       65,161
The Eighteenth Bank (Financial
   Services).....................        7,000       29,772
Enplas (Electronics).............        1,000       31,796
Fujicco (Consumer Goods and
   Services).....................        4,000       72,841
Fujitsu Business Systems
   (Business Services)...........        2,500       70,405
Glory (Manufacturing)............        4,000       79,283
Higashi Nihon House
   (Construction and
   Property).....................        6,000       31,961
H.I.S. (Leisure and Hotels)......        1,000       35,430
Hitachi Information Systems
   (Computer Software)...........        2,000       49,552

                                       Shares       Value
                                      --------     --------
JAPAN (continued)
Hitachi Medical (Medical
   Products and Technology)......        2,000     $ 25,602
Hogy Medical (Medical Products
   and Technology)...............          700       32,085
Hokkai Can (Paper and
   Printing).....................        7,000       20,407
Hokuto (Consumer Goods and
   Services).....................        1,000       53,681
Horiba Instruments
   (Electronics).................        4,000       44,927
Iino Kaiun Kaisha*
   (Transportation)..............       12,000       24,578
The Iyo Bank (Financial
   Services).....................        5,000       28,492
Japan Information Processing
   Service (Computer
   Software).....................        2,200       29,797
Kentucky Fried Chicken
   (Restaurants).................        3,000       36,916
Kissei Pharmaceutical (Drugs
   and Health Care)..............        1,000       19,862
Komatsu Seiren
   (Manufacturing)...............        7,000       32,836
Komori (Capital Goods)...........        2,000       36,008
Maspro Denkoh
   (Telecommunications)..........        2,000       28,674
Mitsubishi Cable Industries
   (Manufacturing)...............        7,000       11,851
Mitsubishi Gas Chemical
   (Chemicals)...................       10,000       31,548
Mitsui Home (Construction and
   Property).....................       12,000       62,040
Moshi Moshi Hotline
   (Telecommunications)..........        1,000       73,502
Nichicon (Manufacturing).........        2,000       29,153
Nippon Broadcasting System
   (Media).......................        1,000       49,552
Nippon Seiki (Automotive Parts
   Manufacturing)................        3,000       22,051
Nishio Rent All (Construction
   and Property).................        3,000       34,191
Nissha Printing (Paper and
   Printing).....................        7,000       50,873
Okinawa Electric Power
   (Electric Utilities)..........        1,200       25,272
Olympus Optical (Electronics)....        4,000       59,099
Otsuka Kagu (Retailing)..........          500       90,432

-------------------
* Non-income producing security.
See Notes to Financial Statements.

                                   -- P-23 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                       Shares      Value
                                      --------   ----------
JAPAN (continued)
Rengo (Paper and Printing).......       13,000   $   66,994
Ryoyo Electro (Electronics)......        3,000       33,448
Sagami Chain (Restaurants).......        2,000       17,839
Sankyo (Manufacturing)...........        2,600      124,326
Shimachu (Retailing).............        1,200       26,560
Sundrug (Retailing)..............        1,800       84,734
Takasago International
   (Chemicals)...................        4,000       21,307
Tokyo Style (Manufacturing)......        3,000       32,209
Towa Pharmaceutical (Drugs
   and Health Care)..............        3,000       37,164
Toyo Ink Manufacturing
   (Chemicals)...................        7,000       16,303
Tsubaki Nakashima
   (Manufacturing)...............        7,500       71,850
Tsudakoma* (Manufacturing).......       15,000       30,103
Tsutsumi Jewelry (Retailing).....        2,500       68,134
Xebio (Retailing)................        2,100       47,434
Yokohama Reito (Distribution)....        3,000       21,208
                                                  ---------
                                                  2,230,652
                                                  ---------
LUXEMBOURG -- 0.3%
SBS Broadcasting* (Media)........        1,800       57,713
                                                  ---------
NETHERLANDS -- 2.6%
Athlon Groep (Consumer Goods
   and Services).................        2,913       70,540
Beter Bed Holding (Retailing)....        1,817       52,425
CMG (Support Services)...........        8,500      222,430
Samas Groep (Manufacturing)......        7,463      110,355
                                                  ---------
                                                    455,750
                                                  ---------
NORWAY -- 2.0%
Ekornes (Manufacturing)..........       16,647      127,977
Petroleum Geo-Services*
   (Industrial Goods and
   Services).....................        6,513       98,070
Tandberg Television*
   (Telecommunications)..........       12,687      130,582
                                                  ---------
                                                    356,629
                                                  ---------
SINGAPORE -- 1.0%
Jurong Shipyard
   (Shipbuilding)................        3,700       18,145
Natsteel (Manufacturing).........       16,000       28,003
Neptune Orient Lines
   (Transportation)..............       40,000       48,864

                                       Shares       Value
                                      --------    ---------
SINGAPORE (continued)
Sembcorp Logistics
   (Transportation)..............        9,000     $ 35,413
Singapore Land (Financial
   Services).....................        5,000       14,683
Venture Manufacturing
   (Electronics).................        4,500       34,621
                                                   --------
                                                    179,729
                                                   --------
SPAIN -- 0.7%
Enaco* (Retailing)...............        7,600       63,826
TelePizza* (Consumer Goods
   and Services).................       10,094       52,215
                                                   --------
                                                    116,041
                                                   --------
SWEDEN -- 1.0%
Finnveden (Series B)
    (Manufacturing)..............        2,447       35,883
Munksjo (Paper and Printing).....        4,161       30,386
Nobel Biocare (Medical Products
   and Technology)...............        7,806      114,925
                                                   --------
                                                    181,194
                                                   --------
SWITZERLAND -- 3.5%
Bon Appetit Holding
   (Retailing)...................          105       59,044
Kaba Holding (Business
   Services).....................          183       96,554
Selecta Group (Consumer
   Goods and Services)...........          522      207,988
SEZ Holding (Manufacturing)......          329      107,619
Swisslog Holding (Industrial
   Goods and Services)...........        1,171      141,667
                                                   --------
                                                    612,872
                                                   --------
TAIWAN -- 0.1%
Taiwan American Fund*
   (Miscellaneous)...............        1,700       24,752
                                                   --------
THAILAND -- 0.2%
National Finance* (Financial
   Services).....................       52,000       31,338
                                                   --------
UNITED KINGDOM -- 16.5%
Allied Leisure (Leisure and
   Hotels).......................       97,500       31,508
Ashtead Group (Construction
   and Property).................       76,600      214,335
-------------------
* Non-income producing security.
See Notes to Financial Statements.
                                    -- P-24 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
                                                                  June 30, 1999
-------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                       Shares       Value
                                      --------    ---------
UNITED KINGDOM (continued)
BTG (Technology).................        7,000      $44,691
Capital Radio (Media)............       20,500      271,295
Clinton Cards (Retailing)........       46,200      191,906
Cobham (Manufacturing)...........        8,950      141,723
DawsonGroup (Transportation).....       26,600       67,092
Domnick Hunter Group
   (Manufacturing)...............       20,000       63,056
Druck Holdings (Industrial
   Goods and Services)...........       11,500       45,322
F.I. Group (Computer
   Software).....................       45,176      232,162
Games Workshop Group
   (Retailing)...................        9,400       55,790
GWR Group (Media)................       21,000      155,425
Informa Group (Business
   Services).....................       46,426      270,422
National Express Group
    (Transportation).............        8,000      127,689
Parity (Computer Software).......       25,312      251,382
PizzaExpress (Restaurants).......       19,500      281,269
Shire Pharmaceuticals* (Drugs
   and Health Care)..............        5,500       45,735
Tilbury Douglas (Construction
   and Property).................       50,500      238,825
Torotrak* (Automotive Parts
   Manufacturing)................        7,000       22,235
Trifast (Electrical Distribution)        8,000      103,727
Trinity International Holdings
    (Media)......................        7,100       63,013
                                                  ---------
                                                  2,918,602
                                                  ---------
UNITED STATES -- 37.7%
Abacus Direct* (Business
   Services).....................          100        9,072
Acxiom* (Computer Software)......        3,800       94,881
Affiliated Computer Services
   (Class A)* (Business
   Services).....................        1,400       70,875
Affiliated Managers Group*
   (Financial Services)..........        1,900       57,356
Allied Waste Industries*
   (Industrial Goods and
   Services).....................        2,600       51,350
Alpharma (Class A) (Drugs and
   Health Care)..................          600       21,338
American Capital Strategies*
    (Financial Services).........        1,800       32,681

                                       Shares       Value
                                      --------    ---------
UNITED STATES(continued)
American Homestar*
   (Manufacturing)...............        8,100     $ 55,181
Analog Devices*
   (Technology)..................        2,400      120,450
ANTEC* (Telecommunications)......        3,900      124,678
Applied Graphics Technology*
   (Consumer Goods and
   Services).....................        3,700       46,250
Atlantis Korean Smaller
   (Miscellaneous)...............        2,300       35,029
Avant!* (Computer Software)......        5,800       73,044
AVX (Electronics)................        7,700      187,688
Bacou USA* (Industrial Goods
   and Services).................        2,500       42,656
Barr Laboratories* (Drugs and
   Health Care)..................        2,300       91,713
Barrett Resources* (Energy)......        1,000       38,375
Burr-Brown* (Technology).........        8,600      317,663
Cabot Oil & Gas (Class A)
   (Energy)......................        3,400       63,325
Calpine* (Electric Utilities)....        2,500      135,000
Career Education* (Schools)......        3,300      111,478
Carey International*
   (Transportation)..............        2,900       71,594
Carriage Services* (Consumer
   Goods and Services)...........        5,100       95,625
Casella Waste Systems
   (Class A)* (Capital Goods)....        2,900       75,038
Cognex* (Electronics)............        4,900      154,503
Copart (Retailing)...............        3,300       70,022
Corporate Executive Board
   (Business Services)...........          800       28,475
Covance* (Drugs and Health
   Care).........................        2,800       67,025
Crusader Holding* (Financial
   Services).....................          735        7,718
Doubleclick* (Media).............          200       18,306
Dura Pharmaceuticals*
   (Drugs and Health Care).......        2,900       34,438
EduTrek International (Class A)*
   (Schools).....................        4,800       23,700
FirstService* (Business
   Services).....................        4,100       62,781
Forrester Research* (Consulting
   Services).....................          300        7,538
General Semiconductor*
   (Technology)..................        4,700       42,888

-----------------
* Non-income producing security.
See Notes to Financial Statements.

                                   -- P-25 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                       Shares       Value
                                      --------    ---------
UNITED STATES(continued)
HA-LO Industries*
   (Advertising).................       10,900     $107,638
Hanger Orthopedic Group*
   (Medical Products and
   Technology)...................        3,900       55,331
Indus International* (Business
   Services).....................        6,200       26,834
Insignia Financial Group*
   (Financial Services)..........        3,733       39,197
Inso* (Computer Software)........        5,500       29,219
Integrated Electrical Services*
   (Electronics).................        2,300       37,087
ISS Group* (Computer Software)...        1,000       37,687
ITT Educational Services*
   (Schools).....................        2,900       75,581
Ivex Packaging* (Consumer
   Goods and Services)...........        4,000       88,000
Kendle International
   (Medical Products and
   Technology)...................          900       14,456
Keystone Automotive Industries*
   (Distribution)................        5,100       88,294
KLA-Tencor* (Technology).........          700       45,391
McDermott International
   (Industrial Goods and
   Services).....................        2,100       59,325
MemberWorks* (Consumer
   Goods and Services)...........        2,800       81,812
Metamor Worldwide* (Business
    Services)....................        2,200       52,800
Metris Companies (Financial
   Services).....................        1,600       65,200
Microchip Technology*
   (Technology)..................        3,800      179,787
MMI Companies (Financial
   Services).....................        3,226       54,439
Modis Professional Services*
   (Business Services)...........        7,600      104,500
National Instruments*
   (Technology)..................        3,600      144,900
NFO Worldwide
   (Business Services)...........          600        8,400
NOVA* (Business Services)........        3,818       95,450
Novellus Systems*
   (Electronics).................        1,400       95,506
Oak Industries* (Electronics)....          900       39,319

                                       Shares       Value
                                      --------     --------
UNITED STATES(continued)
OM Group (Chemicals).............        3,100     $106,950
Omnicare (Drugs and
   Health Care)..................        1,200       15,150
Packaged Ice (Consumer Goods
   and Services).................        1,300        7,759
Personnel Group of America*
   (Business Services)...........        7,400       74,000
Pharmaceutical Product
   Development* (Medical
   Products and Technology)......          200        5,469
Pier 1 Imports (Retailing).......        3,900       43,875
Premier Parks* (Leisure and
   Hotels).......................        6,100      224,175
Pre-Paid Legal Services*
   (Business Services)...........        3,300       89,718
Primark* (Consumer Goods and
   Services).....................        4,700      131,894
Prison Realty Trust
   (Construction and
   Property).....................        8,800       86,350
Professional Detailing*
   (Business Services)...........        2,900       68,241
Profit Recovery Group
    (Business Services)..........          400       18,912
Provant* (Business Services).....        5,060       78,746
Province Healthcare* (Drugs
   and Health Care)..............        4,200       82,425
PSS World Medical* (Drugs and
   Health Care)..................       13,800      153,956
Realty Information Group (Real
   Estate).......................        1,500       64,781
Renal Care Group* (Medical
   Products and Technology)......        1,100       28,428
Renex* (Drugs and Health
   Care).........................        5,000       26,719
ResortQuest International*
   (Leisure and Hotels)..........        2,400       19,800
Sanmina* (Industrial Goods and
   Services).....................        1,500      113,812
Santa Fe Snyder*
   (Energy)......................        6,000       45,750
Schein Pharmaceutical* (Drugs
   and Health Care)..............        1,900       22,919
Snyder Communications*
   (Advertising).................        1,200       39,300

--------------------
* Non-income producing security.
See Notes to Financial Statements.

                                   -- P-26 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
                                                                  June 30, 1999
-------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL SMALLER COMPANIES PORTFOLIO (continued)

                                       Shares       Value
                                      --------    ---------
UNITED STATES(continued)
Somnus Medical Technologies*
   (Medical Products and
   Technology)...................        5,000      $15,312
Stirling Cooke Brown Holdings
   (Financial Services)..........          400        1,638
Structural Dynamics Research*
   (Computer Software)...........        4,700       86,362
SunGard Data Systems*
   (Computer Software)...........        2,300       79,350
Total Renal Care Holdings*
   (Drugs and Health Care).......        7,133      111,007
Transaction Systems Architects
   (Class A)* (Technology).......        2,400       93,600
Triangle Pharmaceuticals*
   (Drugs and Health Care).......        2,700       48,431
U.S. Foodservice* (Business
   Services).....................        3,500      149,188
UCAR International* (Capital
   Goods)........................        4,500      113,625
Unigraphics Solutions (Class A)*
   (Business Services)...........        2,600       48,912
United Rentals* (Consumer
   Goods and Services)...........        1,300       38,350
Veeco Instruments*
   (Technology)..................          500       17,047
Visio* (Computer Software).......          800       30,425
Waste Connections* (Capital
   Goods)........................        1,900       57,950

                                       Shares       Value
                                      --------    ---------
UNITED STATES(continued)
Wilmar Industries* (Consumer
   Goods and Services)...........        4,500      $59,063
                                                -----------
                                                  6,665,276
                                                -----------
Total Common Stocks
   (Cost $15,189,176)............                17,306,019
                                                -----------
PREFERRED STOCKS -- 0.6%
GERMANY -- 0.2%
Gerry Weber International
   (Retailing)...................        2,209       38,241
                                                -----------
UNITED KINGDOM -- 0.4%
Peel Holdings 5.25% (Real
   Estate).......................       20,000       74,564
                                                -----------
Total Preferred Stocks
   (Cost $132,886)...............                   112,805
                                                -----------
Total Investments -- 98.5%
   (Cost $15,322,062)............                17,418,824

Other Assets
   Less Liabilities-- 1.5%.......                   260,989
                                                -----------

Net Assets-- 100.0%..............               $17,679,813
                                                ===========
-------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO

                                       Shares       Value
                                      --------    ---------
COMMON STOCKS -- 87.8%
FINLAND -- 2.3%
Nokia (Telecommunications).......        2,400    $ 210,212
                                                   --------
FRANCE -- 4.0%
Altran Technologies (Computer
   and Business Services)........          350       92,328
Cap Gemini (Computer
   Software).....................          200       31,408
Genset (ADRs)* (Medical
   Products and Technology)......        1,500       23,438
Rhone-Poulenc (Medical
   Products and Technology)......        1,200       54,791
STMicroelectronics
   (Electronics).................        2,000      133,134

                                       Shares       Value
                                      --------    ---------
FRANCE (continued)
STMicroelectronics (NY Shares)
   (Electronics).................          400   $   27,750
                                                  ---------
                                                    362,849
                                                  ---------
GERMANY -- 1.4%
Mannesmann (Machinery
   and Equipment)................          850      127,003
                                                  ---------
HONG KONG -- 0.3%
Elec & Eltek International
   Holdings (Electronics)........      150,000       26,680
                                                  ---------
-------------------
* Non-income producing security.
See Notes to Financial Statements.

                                   -- P-27 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO (continued)

                                       Shares       Value
                                      --------    ---------
ISRAEL -- 5.0%
Check Point Software
   Technologies* (Computer
   Software).....................        3,500     $187,578
ECI Telecom (Communications
   Infrastructure)...............        1,400       46,244
Orbotech* (Electronics Capital
   Equipment)....................        2,900      149,531
Tecnomatix Technologies*
   (Computer Software)...........        4,000       69,875
                                                  ---------
                                                    453,228
                                                  ---------
ITALY -- 0.8%
Tecnost (Computer
   Hardware/Peripherals).........        5,990       14,752
Telecom Italia
   (Telecommunications)..........        5,000       27,101
Telecom Italia (RCN)
   (Telecommunications)..........        2,496       25,926
                                                  ---------
                                                     67,779
                                                  ---------
JAPAN -- 6.3%
CSK (Computer and
   Business Services)............        1,000       22,711
Fujitsu (Semiconductors).........        4,000       80,439
Hirose Electronics
   (Electronics).................          400       41,492
Murata Manufacturing
   (Electronics).................        2,000      131,478
NEC (Communications
   Infrastructure)...............        5,000       62,146
Ricoh (Machinery and
   Equipment)....................        4,000       55,036
Secom (Computer and Business
   Services).....................        1,000      104,059
Sharp (Electronics)..............        6,000       70,859
                                                  ---------
                                                    568,220
                                                  ---------
LUXEMBOURG -- 0.6%
SBS Broadcasting* (Media)........        1,600       51,300
                                                  ---------
NETHERLANDS -- 6.0%
ASM Lithography Holding*
   (Electronics Capital
   Equipment)....................        4,000      236,875
CMG* (Computer and Business
   Services).....................        3,900      102,056

                                       Shares       Value
                                      --------    ---------
NETHERLANDS (continued)
Koninklijke (Royal) Philips
   Electronics
   (Electronics).................        2,024    $ 199,491
                                                   --------
                                                    538,422
                                                   --------
NORWAY -- 1.0%
Merkantildata
   (Computer Software)...........        9,000       86,915
Provida* (Computer Software).....        2,000        7,370
                                                   --------
                                                     94,285
                                                   --------
SINGAPORE -- 3.9%
Creative Technology
   (Computer Hardware/
   Peripherals)..................        8,000      106,750
Elec & Eltek International
   Holdings (Manufacturing)......       10,000       39,000
Informatics Holdings
   (Computer Software)...........       70,000       51,800
Venture Manufacturing
   (Electronics).................       20,000      153,873
                                                   --------
                                                    351,423
                                                   --------
SOUTH KOREA -- 0.1%
Samsung Electronics (GDRs)
   (Electronics).................        1,622       83,614
SK Telecommunications Group
   (ADRs) (Telecommunications)...          465        7,897
                                                   --------
                                                     91,511
                                                   --------
SWEDEN -- 0.7%
Wm-Data (Series B)
   (Computer and Business
   Services).....................        1,710       65,256
                                                   --------
SWITZERLAND -- 0.5%
Novartis (Medical Products and
   Technology)...................           30       43,765
                                                   --------
TAIWAN -- 2.2%
Siliconware Precision Industries
   (GDRs)*(Electronics Capital
   Equipment)....................        6,671       89,225
Taiwan Semiconductor
   Manufacturing (ADRs)*
   (Semiconductors)..............        3,190      108,460
                                                   --------
                                                    197,685
                                                   --------
---------------
* Non-income producing security.
See Notes to Financial Statements.
                                    -- P-28 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
                                                                  June 30, 1999
-------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO (continued)

                                       Shares       Value
                                      --------    ---------
UNITED KINGDOM--- 7.9%
Cable & Wireless
   (Telecommunications)..........        6,000    $  76,377
Celltech* (Medical Products
   and Technology)...............        4,700       36,564
COLT Telecom Group*
   (Telecommunications)..........        6,000      125,986
Invensys (Computer and
   Business Services)............       26,000      123,164
Logica (Computer and
   Business Services)............        5,450       57,133
Misys (Computer Software)........       18,900      161,632
Sage Group
   (Computer Software)...........        1,800       63,986
Telewest Communications*
   (Cable Systems and Satellite
   Video)........................       16,500       73,610
                                                   --------
                                                    718,452
                                                   --------
UNITED STATES -- 44.8%
3DO* (Computer Software).........        3,600       16,538
Activision* (Computer Software)..        4,000       58,125
Adaptec* (Computer Hardware/
   Peripherals)..................        1,400       49,394
Amdocs* (Computer and Business
   Services).....................        2,300       52,325
American Power Conversion
   (Computer Hardware/
   Peripherals)..................        6,600      132,619
Amkor Technology*
   (Semiconductors)..............        8,000       81,750
Apex PC Solutions*
   (Computer Hardware/
   Peripherals)..................        3,650       74,711
Applied Power (Class A)
   (Computer Hardware/
   Peripherals)..................        1,500       40,969
Appnet Systems* (Computer
   Software).....................          400        5,388
Artesyn Technologies*
   (Electronics Capital
   Equipment)....................        1,800       39,938
ATMI* (Electronics
   Capital Equipment)............          700       20,738
Autodesk (Computer
   Software).....................        2,500       73,984
BMC Software* (Computer
   Software).....................        1,500       80,953

                                       Shares       Value
                                      --------    ---------
UNITED STATES (continued)
C-Cube Microsystems*
   (Semiconductors)..............        2,500    $  79,141
Citrix Systems*
   (Computer Software)...........          700       39,441
Cognex* (Electronics
   Capital Equipment)............        2,200       69,369
Comdisco (Computer Hardware/
   Peripherals)..................        2,700       69,188
Compuware* (Computer
   Software).....................        2,900       92,166
Credence Systems* (Electronics
   Capital Equipment)............        1,400       51,625
Dallas Semiconductor
    (Semiconductors).............        1,100       55,550
DII Group* (Contract
   Manufacturing/Circuit
   Boards).......................        2,900      107,844
DSP Communications*
   (Communications
   Infrastructure)...............        1,500       43,313
Electro Scientific Industries*
   (Electronics Capital
   Equipment)....................        1,800       75,206
Electronic Arts* (Computer
   Software).....................        1,400       75,775
Electronics for Imaging*
   (Computer Hardware/
   Peripherals)..................        2,500      127,969
Entrust Technologies*
   (Computer Software)...........          400       13,313
Gilat Satellite Networks*
   (Communications
   Infrastructure)...............        1,400       73,588
Global TeleSystems Group*
   (Telecommunications)..........        3,500      283,390
HNC Software* (Computer
   Software).....................        2,400       73,875
KLA-Tencor* (Electronics
   Capital Equipment)............        2,200      142,656
Lattice Semiconductor*
    (Semiconductors).............        3,200      198,800
Lexmark International Group
    (Class A)* (Computer
   Hardware/Peripherals).........          800       52,850
Mastech* (Computer and
   Business Services)............          800       14,850
MediaOne Group* (Media)..........          700       52,063

------------------
*Non-income producing security.
See Notes to Financial Statements.

                                   -- P-29 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN HENDERSON GLOBAL TECHNOLOGY PORTFOLIO (continued)

                                       Shares       Value
                                      --------    ---------
UNITED STATES (continued)
Mentor Graphics* (Computer
   Software).....................        2,200      $28,119
Microchip Technology*
   (Semiconductors)..............        2,900      137,206
Microsoft* (Computer
   Software).....................        2,500      225,313
New Era of Networks
   (Computer Software)...........          100        4,391
Novellus Systems* (Electronics
   Capital Equipment)............        1,100       75,041
NTL* (Telecommunications)........          750       64,664
Parametric Technology*
   (Computer Software)...........        4,400       61,188
Peregrine Systems* (Computer
   Software).....................        1,500       38,484
PSINet* (Computer and
   Business Services)............          800       34,950
RF Micro Devices
   (Communications
   Infrastructure)...............          500       37,328
Rogers Communications
   (Class B)* (Cable Systems
   and Satellite Video)..........        2,500       40,469
SCI Systems* (Contract
   Manufacturing/Circuit Boards).        1,600       76,000
Seagate Technology*
   (Computer Hardware/
   Peripherals)..................          700       17,938

                                       Shares       Value
                                      --------    ---------
UNITED STATES(continued)
SMART Modular Technologies*
   (Contract Manufacturing/
   Circuit Boards)...............        3,600    $  62,325
Storage Technology* (Computer
   Hardware/Peripherals).........        2,500       56,875
Structural Dynamics Research*
   (Computer Software)...........        3,300       60,638
Synopsys* (Computer Software)....        2,700      148,922
Teradyne* (Electronics Capital
   Equipment)....................        1,500      107,625
TSI International Software*
   (Computer Software)...........          800       22,650
Veeco Instruments* (Electronics
   Capital Equipment)............        1,400       47,731
Zebra Technologies (Class A)*
   (Machinery and
   Equipment)....................        1,500       57,516
Ziff-Davis* (Media)..............        3,300       50,944
                                                 ----------
                                                  3,975,721
                                                 ----------
Total Investments -- 87.8%
   (Cost $6,052,387).............                 7,943,791

Other Assets
   Less Liabilities-- 12.2%......                 1,105,904
                                                 ----------
Net Assets-- 100.0%..............                $9,049,695
                                                 ==========
-------------------------------------------------------------------------------
SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO

                                       Shares       Value
                                      --------    ---------
COMMON STOCKS -- 97.8%
AUSTRALIA -- 1.3%
Colonial (Financial Services)....       16,800     $ 59,388
Rio Tinto (Metals)...............          400        6,547
Telstra (Telecommunications).....        2,400       13,728
Westpac Banking (Banking)........        7,000       45,328
                                                  ---------
                                                    124,991
                                                  ---------
FINLAND -- 1.1%
Nokia (Telecommunications).......        1,201      105,193
                                                  ---------
FRANCE -- 13.4%
AXA (Insurance)..................        1,145      139,578

                                       Shares       Value
                                      --------    ---------
FRANCE (continued)
Banque Nationale de Paris
   (Banking).....................        1,655     $137,796
Castorama Dubois Investments
   (Retailing)...................          441      104,519
ELF Aquitaine (Resources)........          819      120,092
Groupe Danone (Consumer
   Products).....................          416      107,167
STMicroelectronics
   (Electronics).................        1,524      101,448
Suez Lyonnaise des Eaux
   (Construction and
   Property).....................          761      137,152
TOTAL (B Shares) (Resources).....          996      128,394

-------------------
* Non-income producing security.
See Notes to Financial Statements.

                                   -- P-30 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
                                                                  June 30, 1999
-------------------------------------------------------------------------------
SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO (continued)

                                       Shares       Value
                                      --------    ---------
FRANCE (continued)
Valeo (Manufacturing)............        1,494    $ 123,159
Vivendi (Industrial Goods and
   Services).....................        2,045      165,526
                                                  ---------
                                                  1,264,831
                                                  ---------
GERMANY -- 9.2%
Bayerische Hypo-und
   Vereinsbank (Banking).........        1,788      113,679
DaimlerChrysler* (Automotive
   and Related)..................        1,443      125,944
Deutsche Bank* (Banking).........        1,767      107,610
Deutsche Telekom
   (Telecommunications)..........        3,097      130,046
Hoechst (Chemicals)..............        2,374      106,903
Mannesmann (Industrial Goods
   and Services).................        1,117      166,897
Siemens (Manufacturing)..........        1,499      115,539
                                                  ---------
                                                    866,618
                                                  ---------
GREECE -- 1.6%
Hellenic Telecommunications
   Organization
   (Telecommunications)..........        2,700       57,802
National Bank of Greece
   (Banking).....................        4,705       60,459
National Bank of Greece (GDRs)
   (Banking).....................          260        3,341
National Bank of Greece
   (GDRs)* (Banking).............        2,600       33,410
                                                  ---------
                                                    155,012
                                                  ---------
HUNGARY -- 2.2%
Magyar Tavkozlesi "Matav"
   (ADRs) (Telecommunications)           7,700      211,750
                                                  ---------
IRELAND -- 0.7%
Bank of Ireland (Banking)........        4,000       67,218
                                                  ---------
ITALY -- 4.0%
Banca Popolare di Brescia
   (Banking).....................        3,266      139,834
ENI (Resources)..................       17,186      102,537
Monte Paschi Siena
   (Banking).....................       18,000       79,757

                                       Shares       Value
                                      --------    ---------
ITALY (continued)
Telecom Italia
   (Telecommunications)..........       10,194   $   55,252
                                                  ---------
                                                    377,380
                                                  ---------
JAPAN -- 13.8%
Asahi Chemical Industry
   (Chemicals)...................       10,000       55,416
Bank of Tokyo-Mitsubishi
   (Financial Services)..........        5,000       71,148
Canon (Business Services)........        2,000       57,480
Fujitsu Limited
   (Business Services)...........        3,000       60,330
Hosiden (Electronics)............        3,000       64,665
Japan Tobacco (Tobacco)..........          700       77,466
Kadokawa Shoten Publishing
   (Publishing)..................          300       61,197
KAO (Consumer Products)..........        1,000       28,079
KDD (Telecommunications).........          500       35,884
Mitsui Chemicals (Chemicals).....        8,000       51,534
Mitsui Mining & Smelting
   (Metals)......................       10,000       51,617
NAMCO (Entertainment and
   Leisure)......................        2,600       69,786
Nippon Steel (Metals)............       24,000       55,696
Nippon Telegraph & Telephone "NTT"
    (Telecommunications).........            7       81,513
Nippon Television Network
    (Media)......................           90       37,164
Nishimatsu Construction
   (Construction and
   Property).....................        8,000       45,852
NTT Mobile Communication
   (Telecommunications)..........            4       53,516
NTT Mobile Communication
   Network "NTT DoCoMo"
   (Telecommunications)..........            1       13,544
Sony (Consumer Products).........          500       53,888
Takefuji (Financial Services)....          600       61,990
TDK (Electronics)................        1,000       91,423
Uny (Retailing)..................        4,000       60,123
Yamaha Motor (Automotive and
   Related)......................        7,000       64,979
                                                  ---------
                                                  1,304,290
                                                  ---------
------------------
* Non-income producing security.
See Notes to Financial Statements.

                                   -- P-31 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO (continued)

                                       Shares       Value
                                      --------    ---------
NETHERLANDS -- 10.6%
Akzo Nobel
   (Health and Household)........        2,782   $  116,962
Benckiser (Series B)*
   (Consumer Products)...........        1,785       95,187
Equant* (Business Services)......        1,051       96,820
Fortis (Financial Services)......        2,400       74,069
ING Groep (Insurance)............        2,429      131,406
Koninklijke
   (Telecommunications)..........        1,534       71,922
Koninklijke Ahold (Retailing)....        2,761       95,025
Koninklijke (Royal) Philips
   Electronics (Electronics).....        1,505      148,348
Royal Dutch Petroleum
   (Resources)...................        2,034      119,050
VNU (Publishing).................        1,221       48,754
                                                  ---------
                                                    997,543
                                                  ---------
SOUTH KOREA -- 0.3%
Samsung Electronics
   (Electronics).................          213       23,370
                                                  ---------
SPAIN -- 3.6%
Actividades de Construccion y
   Servicios (Construction
   and Property).................        2,812       80,438
Banco Santander Central
   Hispano (Banking).............       11,560      120,311
Telefonica de Espana
    (Telecommunications).........        2,797      134,626
                                                  ---------
                                                    335,375
                                                  ---------
SWEDEN -- 2.3%
Electrolux (Series B) (Consumer
   Products).....................        5,508      115,476
Nordbanken Holding
   (Banking).....................       17,805      104,227
                                                  ---------
                                                    219,703
                                                  ---------
SWITZERLAND-- 6.7%
ABB (Industrial Goods and
   Services).....................        1,605      151,089
Novartis (Health and
   Household)....................           79      115,247

                                       Shares       Value
                                      --------    ---------
SWITZERLAND (continued)
Roche Holding (Health and
   Household)....................           10  $   102,696
UBS (Banking)....................          463      138,062
Zurich Allied (Insurance)........          224      127,256
                                                  ---------
                                                    634,350
                                                  ---------
TAIWAN -- 0.2%
The ROC Taiwan Fund
   (Miscellaneous)...............        1,200        9,675
Taiwan Opportunities Fund*
   (Miscellaneous)...............        1,000       12,100
                                                  ---------
                                                     21,775
                                                  ---------
UNITED KINGDOM -- 26.8%
Allied Zurich* (Insurance).......        8,500      106,190
AstraZeneca (Drugs and Health
   Care).........................        3,362      131,071
BP Amoco (Resources).............       10,739      192,313
British American Tobacco
    (Tobacco)....................       10,500       97,989
British Telecommunications
    (Telecommunications).........        8,000      133,679
Bunzl (Manufacturing)............       23,000      114,029
Cable & Wireless
   (Telecommunications)..........        6,000       76,377
FKI (Industrial Goods
   and Services).................       38,000      117,410
Granada Group (Entertainment
   and Leisure)..................        8,500      158,649
The Great Universal Stores
   (Retailing)...................        9,400      105,135
Laporte (Chemical)...............        7,000       79,009
Lloyds TSB Group (Banking).......       10,500      141,935
Next (Consumer Products).........        6,000       72,924
Railtrack Group
   (Transportation)..............        7,699      157,049
Rolls Royce (Industrial Goods
   and Services).................       17,600       74,702
Royal Bank of Scotland
   (Banking).....................        8,500      172,986
Scottish & Newcastle
   (Consumer Products)...........       10,000      104,437
SmithKline Beecham
   (Health and Household)........        6,500       84,381

------------------
*  Non-income producing security.
See Notes to Financial Statements.

                                   -- P-32 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
                                                                  June 30, 1999
-------------------------------------------------------------------------------
SELIGMAN HENDERSON INTERNATIONAL PORTFOLIO (continued)

                                       Shares       Value
                                      --------    ---------
UNITED KINGDOM (continued)
Tesco (Retailing)................       49,500    $ 128,362
United Utilities (Utilities).....        9,000      109,812
WPP Group (Media)................       20,000      169,148
                                                  ---------
                                                  2,527,587
                                                  ---------

                                                    Value
                                                 ----------
Total Investments -- 97.8%
   (Cost $7,530,632).............                $9,236,986

Other Assets
   Less Liabilities-- 2.2%.......                   204,815
                                                 ----------

Net Assets-- 100.0%..............                $9,441,801
                                                 ==========

-------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO
                                     Principal
                                       Amount        Value
                                      --------     --------
CORPORATE BONDS -- 84.3%
ADVERTISING -- 0.2%
Adams Outdoor Advertising
   10-3/4%, 3/15/2006............    $  50,000    $  53,250
                                                   --------
AEROSPACE/DEFENSE -- 0.3%
Condor Systems 11-7/8%,
   5/1/2009+.....................       50,000       48,500
Fairchild 10-3/4%, 4/15/2009+....       40,000       39,400
                                                   --------
                                                     87,900
                                                   --------
AUTOMOTIVE AND RELATED -- 0.3%
Diamond Triumph Automotive
   9-1/4%, 4/1/2008+.............      100,000       97,500
                                                   --------
BROADCASTING -- 1.8%
Capstar Broadcasting Partners
   0% (12-3/4%**), 2/1/2009......      125,000      106,250
Cumulus Media 10-3/8%,
   7/1/2008......................       95,000      101,175
Muzak 9-7/8%, 3/15/2009+.........      125,000      124,375
Paxson Communications 11-5/8%,
   10/1/2002.....................       25,000       26,125
SFX Broadcasting 10-3/4%,
   5/15/2006.....................      135,000      147,150
                                                   --------
                                                    505,075
                                                   --------
CABLE SYSTEMS AND
SATELLITE VIDEO -- 4.9%
Avalon Cable Holdings 0%
   (11-7/8%**), 12/1/2008+.......      200,000      133,500

                                       Shares       Value
                                      --------    ---------
CABLE SYSTEMS AND
SATELLITE VIDEO (continued)
Charter Communications
   Southeast Holdings 8-5/8%,
   4/1/2009+.....................    $  50,000   $   48,250
Charter Communications
   Southeast Holdings 0%
   (9.92%**), 4/1/2011...........      425,000      265,625
CSC Holdings 10-1/2%,
   5/15/2016.....................       80,000       90,900
Digital Television 12-1/2%,
   8/1/2007......................      200,000      220,750
EchoStar DBS 9-3/8%,
   2/1/2009+.....................       75,000       76,688
Intermedia Capital Partners IV,
   11-1/4%, 8/1/2006.............       25,000       27,938
Northland Cable Television
   10-1/4%, 11/15/2007...........      175,000      183,312
Pegasus Communications 9-3/4%,
   12/1/2006.....................       85,000       85,425
Rogers Cablesystems 11%,
   12/1/2015.....................      235,000      272,012
                                                  ---------
                                                  1,404,400
                                                  ---------
CELLULAR -- 3.2%
American Cellular 10-1/2%,
   5/15/2008.....................      250,000      255,000
Centennial Cellular 10-3/4%,
   12/15/2008....................      305,000      316,438
Price Communications Wireless
   11-3/4%, 7/15/2007............      295,000      331,875
                                                  ---------
                                                    903,313
                                                  ---------
------------------
 +    Rule 144A security.
 ** Deferred interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

                                   -- P-33 --

                           Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                     Principal
                                       Amount        Value
                                      --------    ---------
CHEMICALS -- 1.9%
Koppers Industries 9-7/8%,
   12/1/2007.....................     $200,000   $  196,000
Lyondell Chemical 9-7/8%,
   5/1/2007 Series B+............       20,000       20,550
Lyondell Chemical 10-7/8,
   5/1/2009+.....................      115,000      120,175
Texas Petrochemicals 11-1/8%,
   7/1/2006......................      225,000      203,625
                                                  ---------
                                                    540,350
                                                  ---------
COMPUTER AND
RELATED SERVICES -- 0.7%
Unisys 11-3/4%, 10/15/2004.......      175,000      195,125
                                                  ---------
CONSUMER PRODUCTS -- 4.0%
AKI 10-1/2%, 7/1/2008............      85,000        82,875
Amscan Holdings 9-7/8%,
   12/15/2007....................      100,000       83,125
Anchor Advanced Products
   11-3/4%, 4/1/2004.............      225,000      231,750
Diamond Brands 0% (12-7/8%**),
   4/15/2009.....................      150,000       30,750
Diamond Brands Operating
   10-1/8%, 4/15/2008............      200,000      163,000
French Fragrances (Series B)
   10-3/8%, 5/15/2007............      150,000      152,250
French Fragrances (Series D)
   10-3/8%, 5/15/2007............       30,000       30,450
Iron Age 9-7/8%, 5/1/2008........      250,000      198,750
Iron Age Holdings 0% (12-1/8%**),
   5/1/2009......................       80,000       23,200
Moll Industries 10-1/2%,
   7/1/2008......................       80,000       70,800
United Industries 9-7/8%,
   4/1/2009+.....................       90,000       82,350
Windmere-Durable Holdings
   10%, 7/31/2008................        5,000        4,800
                                                  ---------
                                                  1,154,100
                                                  ---------
CONTAINERS -- 0.1%
U.S. Can 10-1/8%, 10/15/2006.....       20,000       20,975
                                                  ---------
                                       Shares       Value
                                      --------    ---------
ENERGY -- 0.3%
Abraxas Petroleum 11-1/2%,
   11/1/2004.....................     $150,000    $  95,250
                                                  ---------
ENVIRONMENTAL
SERVICE -- 0.2%

The IT Group 11-1/4%, 4/1/2009+..       45,000       43,425
                                                  ---------
EQUIPMENT -- 2.7%
Budget Group 9-1/8%, 4/1/2006....       45,000       42,075
Neff 10-1/4%, 6/1/2008...........      165,000      169,125
Universal Compression Holdings
   0% (11-3/8%**), 2/15/2009.....      145,000       87,725
Universal Compression Holdings
   0% (9-7/8%**), 2/15/2008......      125,000       78,750
Williams Scotsman 9-7/8%,
   6/1/2007......................      405,000      402,975
                                                  ---------
                                                    780,650
                                                  ---------
FINANCIAL SERVICES -- 2.3%

AMRESCO 10%, 3/15/2004...........      215,000      164,475
Dollar Financial Group 10-7/8%,
   11/15/2006....................      225,000      223,875
Ocwen Capital Trust I 10-7/8%,
   8/1/2027......................      200,000      157,000
Veritas Capital Trust 10%,
   1/1/2028......................      145,000      116,363
                                                   --------
                                                    661,713
                                                   --------
FOOD -- 2.8%
AFC Enterprises 10-1/4%,
   5/15/2007.....................      190,000      195,700
AmeriKing 10-3/4%, 12/1/2006.....      160,000      162,400
Ameriserve Food Distributors
   10-1/8%, 7/15/2007............      340,000      290,700
Carrols 9-1/2%, 12/1/2008+.......       95,000       89,062
New World Pasta 9-1/4%,
   2/15/2009+....................       45,000       43,988
Packaged Ice 9-3/4%, 2/1/2005....       25,000       24,625
                                                   --------
                                                    806,475
                                                   --------
-------------------
+  Rule 144A security.
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

                                   -- P-34 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
                                                                  June 30, 1999
-------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                     Principal
                                       Amount       Value
                                      --------    ---------
GAMING/HOTEL -- 4.2%
Alliance Gaming 10%,
   8/1/2007......................     $125,000   $   83,125
Ameristar Casino 10-1/2%,
   8/1/2004......................      180,000      184,950
Casino Magic of Louisiana 13%,
   8/15/2003.....................       30,000       34,088
Hollywood Casino 11-1/4%,
   5/1/2007+.....................      170,000      172,125
Hollywood Park 9-1/4%,
   2/15/2007.....................      100,000       99,750
Isle of Capri Casinos 8-3/4%,
   4/15/2009+....................       50,000       47,125
Trump Atlantic City Funding
   11-1/4%, 5/1/2006.............      300,000      270,000
Trump Hotels & Casino
   Resorts Funding 15-1/2%,
   6/15/2005.....................      310,000      314,650
                                                  ---------
                                                  1,205,813
                                                  ---------
HEALTH CARE/
MEDICAL PRODUCTS -- 5.1%
ALARIS Medical 9-3/4%,
   12/1/2006.....................      185,000      181,300
ALARIS Medical 0% (11-1/8%**),
   8/1/2008+.....................      225,000      123,188
Alliance Imaging 9-5/8%,
   12/15/2005....................      170,000      163,625
Dade International 11-1/8%,
   5/1/2006......................      225,000      237,937
Everest Healthcare Services
   9-3/4%, 5/1/2008..............      190,000      183,350
Genesis Health Ventures 9-7/8%,
   1/15/2009.....................       20,000       16,100
Global Health Sciences 11%,
   5/1/2008......................      345,000      257,025
Paracelsus Healthcare 10%,
   8/15/2006.....................      300,000      235,500
Sun Healthcare Group 9-1/2%,
   7/1/2007*.....................      305,000       57,950
                                                  ---------
                                                  1,455,975
                                                  ---------
INDUSTRIAL/
MANUFACTURING -- 4.6%
Airxcel 11%, 11/15/2007..........      265,000      262,350

                                     Principal
                                       Amount       Value
INDUSTRIAL/                          ---------    ---------
MANUFACTURING (continued)
Alliance Laundry Systems 9-5/8%,
   5/1/2008+.....................     $215,000   $  198,338
Berry Plastics 11%, 7/15/2007+...       50,000       50,500
BPC Holding 12-1/2%,
   6/15/2006.....................      165,000      164,175
Coyne International Enterprises
   11-1/4%, 6/1/2008+............      155,000      144,925
Day International Group 9-1/2%,
   3/15/2008.....................      225,000      207,000
Great Lakes Acquisition 0%
   (13-1/8%), 5/15/2009..........       75,000       40,781
Great Lakes Carbon 10-1/4%,
   5/15/2008.....................      245,000      240,100
                                                  ---------
                                                  1,308,169
                                                  ---------
LEISURE -- 1.4%
Affinity Group Holding 11%,
   4/1/2007......................      300,000      304,125
AMF Group 10-7/8%, 3/15/2006.....       70,000       58,450
Premier Parks 9-1/4%, 4/1/2006...       25,000       24,750
                                                  ---------
                                                    387,325
                                                  ---------
METALS -- 0.2%
Renco Metals 11-1/2%,
   7/1/2003......................       25,000       25,500
Royal Oak Mines 12-3/4%,
   8/15/2006*....................      225,000       33,750
                                                  ---------
                                                     59,250
                                                  ---------
PAGING -- 4.8%
Metrocall 9-3/4%, 11/1/2007......      350,000      255,500
Metrocall 11%, 9/15/2008+........      350,000      271,250
Mobile Telecommunication
   Technologies 13-1/2%,
   12/15/2002....................       15,000       17,025
Paging Network 10%,
   10/15/2008....................      715,000      554,125
ProNet 11-7/8%, 6/15/2005........      265,000      261,025
                                                  ---------
                                                  1,358,925
                                                  ---------
PAPER AND
PACKAGING -- 0.5%
Crown Paper 11%, 9/1/2005........      225,000      151,875
                                                  ---------
------------------
+  Rule 144A security.
*  Non-income producing security.
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

                                   -- P-35 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                     Principal
                                       Amount       Value
                                    ----------    ---------
PRINTING AND
PUBLISHING -- 7.1%
Advanstar Communications 9-1/4%,
   5/1/2008......................     $125,000   $  123,438
American Lawyer Media 9-3/4%,
   12/15/2007....................      200,000      205,000
American Media Operations
   10-1/4%, 5/1/2009+............      260,000      263,250
Liberty Group Publishing 9-3/8%,
   2/1/2008......................      275,000      259,875
Liberty Group Publishing 0%
   (11-5/8%**), 2/1/2009.........      375,000      204,375
NBC Acquisition 0% (10-3/4%**),
   2/15/2009.....................      420,000      186,900
Nebraska Book 8-3/4%,
   2/15/2008.....................       40,000       33,800
Perry-Judd 10-5/8%, 12/15/2007...      190,000      189,050
Regional Independent Media
   Group 10-1/2%, 7/1/2008+......      250,000      251,250
TransWestern Holdings 0%
   (11-7/8%**), 11/15/2008.......      250,000      178,750
Von Hoffman Press 10-3/8%,
   5/15/2007+....................      135,000      135,675
                                                  ---------
                                                  2,031,363
                                                  ---------
RECORD STORAGE -- 0.1%
Pierce Leahy 11-1/8%,
   7/15/2006.....................       25,000       27,250
                                                  ---------
RETAILING -- 2.5%
Central Tractor 10-5/8%,
   4/1/2007......................      185,000      189,625
Cole National Group 9-7/8%,
   12/31/2006....................       80,000       70,800
Frank's Nursery & Crafts 10-1/4%,
   3/1/2008......................      110,000      110,000
Jo-Ann Stores 10-3/8%,
   5/1/2007......................       45,000       44,550
Musicland Group 9-7/8%,
   3/15/2008.....................      175,000      167,125
TM Group Holdings 11%,
   5/15/2008+....................      115,000      117,012
                                                  ---------
                                                    699,112
                                                  ---------
                                     Principal
                                       Amount       Value
SUPERMARKETS -- 1.2%                 ---------    ---------
Jitney-Jungle Stores of America
   12%, 3/1/2006.................    $ 185,000   $  148,925
Jitney-Jungle Stores of America
   10-3/8%, 9/15/2007............      250,000       91,250
Pathmark Stores 11-5/8%,
   6/15/2002.....................      100,000      102,250
                                                  ---------
                                                    342,425
                                                  ---------
TECHNOLOGY -- 6.4%
Advanced Micro Devices 11%,
   8/1/2003......................      535,000      540,350
Amkor Technology 10-1/2%,
   5/1/2009+.....................      305,000      295,087
Fairchild Semiconductor 10-3/8%,
   10/1/2007+....................      160,000      158,000
Hadco 91/2%, 6/15/2008...........        5,000        4,887
Integrated Circuit Systems 11-1/2%,
   5/15/2009+....................       35,000       35,087
MCMS 9-3/4%, 3/1/2008............      235,000      130,425
Therma-Wave 10-5/8%,
   5/15/2004.....................      185,000      149,387
Viasystems 9-3/4%, 6/1/2007......      590,000      519,200
                                                  ---------
                                                  1,832,423
                                                  ---------
TELECOMMUNICATIONS -- 18.2%
BTI Telecom 10-1/2%,
   9/15/2007.....................      275,000      236,500
CapRock Communications 12%,
   7/15/2008.....................      255,000      263,925
CapRock Communications
   11-1/2%, 5/1/2009*............       65,000       65,975
Crown Castle International 0%
   (10-5/8%**),11/15/2007........      175,000      122,500
Exodus Communications 11-1/4%,
   7/1/2008+.....................      120,000      126,600
Facilicom International 10-1/2%,
   1/15/2008.....................      285,000      223,725
GCI 9-3/4%, 8/1/2007.............      245,000      242,550
GlobalStar 11-1/4%, 6/15/2004....      355,000      237,850
GlobalStar 10-3/4%, 11/1/2004....      230,000      150,650
Golden Sky DBS 0% (13-1/2%**),
   3/1/2007+.....................      150,000       90,000

-----------------
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
+  Rule 144A security.
See Notes to Financial Statements.

                                   -- P-36 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
                                                                  June 30, 1999
-------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                     Principal
                                       Amount       Value
                                      --------   ----------
TELECOMMUNICATIONS (continued)
Golden Sky Systems 12-3/8%,
   8/1/2006......................     $350,000   $  393,750
ICG Holdings 0% (11-5/8%**),
   3/15/2007.....................      200,000      139,500
IXC Communications 9%,
   4/15/2008.....................       25,000       24,000
Level 3 Communications 0%
   (10.65%**), 9/15/2007.........       10,000        6,200
Loral Space and Communications
   9-1/2%, 1/15/2006.............       50,000       43,625
Nextel Communications 0%
   (10.65%**), 9/15/2007.........      175,000      128,187
NEXTLINK Communications
   12-1/2%, 4/15/2006............      280,000      299,600
ORBCOMM Global 14%,
   8/15/2004.....................      225,000      219,375
Pinnacle Holdings 0% (10%**),
   3/15/2008.....................      700,000      404,250
Powertel 11-1/8%, 6/1/2007.......      265,000      258,375
PSINet 10%, 2/15/2005............      205,000      207,050
PSINet 11-1/2%, 11/1/2008........       75,000       79,500
RCN 10%, 10/15/2007..............       30,000       30,300
SpectraSite Holdings 0%
   (11-1/4%**), 4/15/2009+.......      175,000       98,875
Splitrock Services 11-3/4%,
   7/15/2008.....................       80,000       75,200
Talton Holdings 11%,
   6/30/2007.....................      225,000      213,750
Verio 13-1/2%, 6/15/2004.........      225,000      253,125
Verio 10-3/8%, 4/1/2005..........      155,000      115,775
Verio 11-1/4%, 12/1/2008+........      110,000      158,488
Viatel 11-1/4%, 4/15/2008........      115,000      117,875
Viatel 11-1/2%, 3/15/2009+.......      140,000      144,900
                                                  ---------
                                                  5,171,975
                                                  ---------
TEXTILES -- 0.7%
Supreme International 12-1/4%,
   4/1/2006+.....................       85,000       86,275
Tropical Sportswear International
   11%, 6/15/2008................      105,000      109,462
                                                  ---------
                                                    195,737
                                                  ---------
TRANSPORTATION -- 1.0%
Atlas Air 10-3/4%, 8/1/2005......      270,000      276,750
                                                  ---------

                                     Principal
                                       Amount
                                     or Shares      Value
                                     ---------   ----------
UTILITIES -- 0.6%
Midland Cogeneration Venture
   11-3/4%, 7/23/2005............     $140,000   $  156,531
                                                 ----------
Total Corporate Bonds
   (Cost $26,429,811)............                24,010,399
                                                 ----------
PREFERRED STOCKS -- 9.5%
BROADCASTING -- 1.6%
Capstar Broadcasting Partners
   12%...........................        1,071shs.  124,504
Capstar Communications
   12-3/4%.......................          488       56,730
Cumulus Media 13-3/4%............           92      101,547
Sinclair Capital 11-5/8%.........        1,500      157,125
                                                 ----------
                                                    439,906
                                                 ----------
CABLE SYSTEMS -- 1.0%
Pegasus Communications
   (Series A) 12-3/4%............          212      218,890
Pegasus Communications (units)
   12-3/4%.......................           50       58,750
                                                 ----------
                                                    277,640
                                                 ----------
CELLULAR -- 0.9%
Dobson Communications 13%+.......           45       44,212
Rural Cellular 11-3/8%...........          214      216,847
                                                 ----------
                                                    261,059
                                                 ----------
FOOD -- 0.3%
Nebco Evans Holdings 11-1/4%.....        2,736      108,791
                                                 ----------
HEALTH CARE/
MEDICAL PRODUCTS -- 0.4%
River Holding 11-1/2%............        1,635      107,706
                                                 ----------
INDUSTRIAL/
MANUFACTURING -- 0.3%
Day International Group 12-1/4%..          126      104,324
                                                 ----------
------------------
** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
+  Rule 144A security.
See Notes to Financial Statements.

                                   -- P-37 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN HIGH-YIELD BOND PORTFOLIO (continued)

                                       Shares       Value
                                      --------    ---------
PRINTING AND PUBLISHING -- 0.9%
Liberty Group
   Publishing 14-3/4%.............      10,249    $ 258,800
                                                  ---------
TECHNOLOGY -- 0.4%
MCMS 12-1/2%......................       1,440      108,409
                                                  ---------
TELECOMMUNICATIONS -- 3.7%........
Crown Castle International
   12-3/4%........................         164      172,682
Global Crossing Holding
   10-1/2%........................       3,150      334,687
IXC Communications 12-1/2%........         172      165,761
Nextel Communications 11-1/8%.....         289      289,722
NEXTLINK Communications 14%......        1,820       92,394
                                                  ---------
                                                  1,055,246
                                                  ---------
Total Preferred Stocks
   (Cost $2,971,992).............                 2,721,881
                                                  ---------
CONVERTIBLE PREFERRED
   STOCKS -- 1.3%
BROADCASTING -- 1.1%
Chancellor Media $3..............        1,605      176,951
Chancellor Media $3+.............        1,250      137,813
                                                  ---------
                                                    314,764
                                                  ---------
TELECOMMUNICATIONS -- 0.2%
IXC Communications 6-3/4%+.......        1,160       42,485
                                                  ---------

                                      Shares or
                                      Warrants      Value
                                      --------   ----------
Total Convertible
   Preferred Stocks
   (Cost $269,084)...............                  $357,249
                                                 ----------
COMMON STOCKS/
WARRANTS -- 1.0%
CELLULAR -- 1.0%
Price Communications.............      18,538 shs.  278,081
                                                 ----------
TELECOMMUNICATIONS
Splitrock Services (expiring
   7/15/2008)*...................          55 wts.    4,675
                                                 ----------
Total Common Stocks/Warrants
   (Cost $233,029)...............                   282,756
                                                 ----------
Short-Term Holdings -- 2.0%
   (Cost $570,000)...............                   570,000
                                                 ----------
Total Investments -- 98.1%
   (Cost $30,473,916)............                27,942,285

Other Assets
   Less Liabilities-- 1.9% ......                   551,972
                                                -----------
Net Assets-- 100.0%..............               $28,494,257
                                                ===========
------------------
*  Non-income producing security.
+  Rule 144A security.
See Notes to Financial Statements.

                                   -- P-38 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
                                                                  June 30, 1999
-------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO
                                      Shares        Value
                                     --------     ---------
COMMON STOCKS -- 57.6%
AEROSPACE -- 1.0%
General Dynamics.................       1,500      $102,750
                                                  ---------
AUTOMOTIVE AND
RELATED -- 0.7%
DaimlerChrysler..................         799        71,011
                                                  ---------
CHEMICALS -- 0.9%
duPont (E.I.) de Nemours.........       1,300        88,806
                                                  ---------
COMMUNICATIONS -- 6.0%
AT&T.............................       1,200        66,975
GTE..............................       3,700       280,275
MCI WorldCom*....................         300        25,809
SBC Communications...............       4,000       232,000
                                                  ---------
                                                    605,059
                                                  ---------
COMPUTER AND
BUSINESS SERVICES -- 3.2%
Cisco Systems*...................         400        25,762
Dell Computer*...................         200         7,394
Electronic Data Systems..........       1,150        65,047
Harris...........................       1,000        39,187
Intel............................         700        41,628
International Business Machines..         400        51,700
Microsoft*.......................       1,000        90,125
                                                  ---------
                                                    320,843
                                                  ---------
CONSUMER GOODS
AND SERVICES -- 7.8%
Anheuser-Busch...................         800        56,750
Bestfoods........................         700        34,650
Coca-Cola........................         300        18,750
ConAgra..........................       2,400        63,900
Fortune Brands...................         600        24,825
Hershey Foods....................         900        53,437
Philip Morris....................       4,400       176,825
Procter & Gamble.................         200        17,850
Russell..........................       3,600        70,200
Sara Lee.........................       8,600       195,112
Stanley Works (The)..............       2,100        67,597
                                                  ---------
                                                    779,896
                                                  ---------
DRUGS AND
HEALTH CARE -- 5.9%
American Home Products...........       2,200       126,500

                                      Shares        Value
                                     --------     ---------
DRUGS AND
HEALTH CARE (continued)
Baxter International.............         800      $ 48,500
Bristol-Myers Squibb.............       4,000       281,750
Johnson & Johnson................         300        29,400
Pfizer...........................         200        21,950
Pharmacia & Upjohn...............       1,100        62,494
Schering-Plough..................         400        21,200
                                                   --------
                                                    591,794
                                                   --------
ELECTRIC AND
GAS UTILITIES -- 8.0%
DQE..............................       1,700        68,212
FPL Group........................       2,500       136,563
Sonat............................       4,700       155,687
Unicom...........................       4,700       181,244
Williams Companies (The).........       6,000       255,375
                                                   --------
                                                    797,081
                                                   --------
ENERGY -- 8.1%
BP Amoco (ADRs)
   (United Kingdom)..............         650        70,525
Exxon............................       1,900       146,537
Mobil............................       1,900       188,100
Royal Dutch Petroleum
   (Netherlands).................       2,300       138,575
Schlumberger.....................       1,100        70,056
Unocal...........................       5,100       202,087
                                                   --------
                                                    815,880
                                                   --------

FINANCE AND INSURANCE -- 11.9%
Allstate.........................       1,600        57,400
American General.................       2,200       165,825
American International Group.....         200        23,412
Bank of America..................       1,018        74,632
Bank of New York.................       4,400       161,425
Chubb............................       1,200        83,400
Citigroup........................       3,000       142,500
Hartford Financial Services
   Group.........................       2,200       128,288
Lincoln National.................       3,000       156,938
Morgan (J.P.)....................         250        35,125
Washington Mutual................       4,536       160,461
                                                  ---------
                                                  1,189,406
                                                  ---------
PAPER AND FOREST PRODUCTS -- 0.8%
Mead.............................       1,800        75,150
                                                  ---------
------------------
 * Non-income producing security
See Notes to Financial Statements.
                                    -- P-39 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO (continued)

                                   Shares or
                                   Principal
                                     Amount         Value
                                  ----------      ---------
RETAIL TRADE -- 1.5%
May Department Stores............      2,850 shs. $ 116,494
Wal-Mart Stores..................        800         38,600
                                                  ---------
                                                    155,094
                                                  ---------
TRANSPORTATION -- 1.8%
GATX.............................      4,800        182,700
                                                  ---------
Total Common Stocks
   (Cost $4,712,244).............                 5,775,470
                                                  ---------
CORPORATE BONDS -- 20.0%
AUTOMOTIVE AND
RELATED -- 2.7%
Chrysler Financial 6.09%,
   4/6/2001......................   $100,000         99,854
Dana 6-1/2%, 3/1/2009............    100,000         94,896
Delphi Automotive Systems
   6-1/2%, 5/1/2009..............     75,000         70,698
                                                  ---------
                                                    265,448
                                                  ---------
COMMUNICATIONS -- 0.9%
Sprint Capital 6-1/8%,
   11/15/2008....................    100,000         93,357
                                                  ---------
COMPUTER AND
BUSINESS SERVICES -- 2.8%
Dell Computer 6.55%,
   4/15/2008.....................    100,000         96,143
First Data 5.80%, 12/15/2008.....    100,000         91,116
International Business Machines
   5.37%, 9/22/2003..............    100,000         95,980
                                                  ---------
                                                    283,239
                                                  ---------
DRUGS AND HEALTH
CARE -- 2.6%
Boston Scientific
   6-5/8%, 3/15/2005.............    175,000        168,463
Guidant 6.15%, 2/15/2006.........    100,000         94,258
                                                  ---------
                                                    262,721
                                                  ---------

                                    Principal
                                      Amount        Value
                                    ----------    ---------
ELECTRIC AND
GAS UTILITIES -- 1.0%
Consumer Energy  6-3/8%,
   2/1/2008......................    $100,000     $  94,344
                                                  ---------
ENERGY -- 2.9%
Enron Oil & Gas 6%,
   12/15/2008....................     100,000        91,753
Petroleum Geo-Services 7-1/2%,
   3/31/2007.....................     100,000       100,203
Phillips Petroleum 6-3/8%,
   3/30/2009.....................     100,000        95,741
                                                  ---------
                                                    287,697
                                                  ---------
FINANCE AND
INSURANCE -- 6.2%
Associates Corp. of North
   America 5-3/4%, 11/1/2003.....     250,000       242,470
First USA Bank 6-1/8%, 6/25/2001.     100,000        99,618
Ford Motor Credit 5.80%,
   1/12/2009.....................     100,000        91,680
Household Finance 6%,
   5/1/2004......................     100,000        96,990
National City 6-7/8%, 5/15/2019..     100,000        94,178
                                                  ---------
                                                    624,936
                                                  ---------
RETAIL TRADE -- 0.9%
Nordstrom 5-5/8%, 1/15/2009......     100,000        91,249
                                                  ---------
Total Corporate Bonds
   (Cost $2,091,384).............                 2,002,991
                                                  ---------
US GOVERNMENT AND
GOVERNMENT AGENCY
SECURITIES -- 17.2%
US Treasury Notes 6-1/2%,
   5/15/2005.....................     500,000       515,469
FHLMC Gold 5-1/2%,
   7/1/2013+.....................     288,440       273,233

------------------
+ Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.
See Notes to Financial Statements.

                                   -- P-40 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
                                                                  June 30, 1999
-------------------------------------------------------------------------------
SELIGMAN INCOME PORTFOLIO (continued)

                                    Principal
                                     Amount         Value
                                    --------      ---------
US GOVERNMENT AND
GOVERNMENT AGENCY SECURITIES (continued)
Federal National Mortgage
   Association:
   5.795%, 1/1/2009+.............  $ 199,094    $   187,705
   6%, 12/1/2028+................    197,709        186,323
Government National Mortgage
   Association Mortgage-backed
   Pass-through Certificates:+
   6%, 12/20/2028................    197,120        184,116
   61/2%, 12/15/2028.............    196,920        190,072
   61/2%, 12/15/2028.............     99,059         95,614
US Government Gtd.Title XI
   (Bay Transportation) 7.30%,
   6/1/2021......................     93,000         92,863
                                                    -------
Total US Government
   and Government
   Agency Securities
   (Cost $1,781,669).............                 1,725,395
                                                 ----------
                                   Principal
                                     Amount        Value
ASSET-BACKED                       ---------     ----------
SECURITIES+ -- 1.0%
   (Cost $99,875)
ELECTRIC AND
GAS UTILITIES -- 1.0%
Peco Energy
   6.05%, 3/1/2009...............   $100,000        $95,820
                                                -----------
Short-Term Holdings -- 3.7%
   (Cost $370,000)...............                   370,000
                                                -----------
Total Investments-- 99.5%
   (Cost $9,055,172).............                 9,969,676

Other Assets
   Less Liabilities-- 0.5%.......                    46,741
                                                -----------
Net Assets-- 100.0%..............               $10,016,417
                                                ===========
-------------------------------------------------------------------------------
SELIGMAN LARGE-CAP GROWTH PORTFOLIO

                                      Shares        Value
                                     --------     ---------
COMMON STOCKS -- 93.7%
CAPITAL GOODS -- 13.8%
AlliedSignal.....................       1,200      $ 75,600
General Dynamics.................         300        20,550
General Electric.................         650        73,450
Illinois Tool Works..............         200        16,400
Tyco International...............       1,200       113,700
                                                  ---------
                                                    299,700
                                                  ---------
COMMUNICATIONS
SERVICES -- 7.0%
AT&T.............................       1,050        58,603
MCI WorldCom*....................         650        55,920
                                                  ---------
                                                    114,523
                                                  ---------
CONSUMER CYCLICALS -- 7.3%
Cendant..........................       1,800        36,900
Dayton Hudson....................         400        26,000
Harley-Davidson..................         450        24,469
Interpublic Group of Companies...         150        12,994
Lowe's ..........................         500        28,344
Wal-Mart Stores..................       1,350        65,137
                                                  ---------
                                                    193,844
                                                  ---------
                                      Shares        Value
                                     --------     ---------
CONSUMER STAPLES -- 15.9%
CBS..............................       1,300      $ 56,469
Coca-Cola........................         600        37,500
Disney (Walt)....................         600        18,488
McDonald's.......................         700        28,919
Monsanto.........................         800        31,550
Philip Morris....................       1,600        64,300
Procter & Gamble.................         500        44,625
Time Warner......................         850        62,475
                                                  ---------
                                                    344,326
                                                  ---------
ENERGY -- 2.1%
Enron............................         450        36,788
Schlumberger.....................         800        50,950
Transocean Offshore..............         300         7,875
                                                  ---------
                                                     95,613
                                                  ---------
FINANCIAL SERVICES -- 8.7%
American International Group.....         500        58,531
Citigroup........................         250        11,875
Fannie Mae.......................         250        17,094
Wells Fargo......................       1,150        49,162
                                                  ---------
                                                    136,662
                                                  ---------
------------------
* Non-income producing security.
+ Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.
See Notes to Financial Statements.

                                   -- P-41 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN LARGE-CAP GROWTH PORTFOLIO  (continued)

                                      Shares        Value
                                     --------     ---------
HEALTH CARE -- 11.2%
Bristol-Myers Squibb.............         450     $  31,697
Medtronic........................         500        38,937
Merck............................         900        66,600
Pfizer...........................         350        38,412
Schering-Plough..................         400        21,200
Warner-Lambert...................         650        45,094
                                                   --------
                                                    241,940
                                                   --------
TECHNOLOGY -- 24.7%
America Online...................         300        33,150
Cisco Systems*...................       1,200        77,288
Compuware........................       1,300        41,316
Dell Computer*...................         850        31,423
Intel............................         700        41,628
Microsoft*.......................       1,000        90,125
Motorola.........................         250        23,687
Nokia (Finland)..................         700        64,094

                                      Shares        Value
                                     --------     ---------
TECHNOLOGY (continued)
Oracle Systems...................         800     $  29,700
Raytheon (Class A)...............         850        58,544
Xerox............................         750        44,297
                                                  ---------
                                                    535,252
                                                  ---------
UTILITIES -- 3.0%
AES*.............................       1,100        63,937
                                                  ---------
Total Investments -- 93.7%
   (Cost $1,903,329)                              2,025,797

Other Assets Less
   Liabilities-- 6.3%............                   138,333
                                                 ----------
Net Assets-- 100.0%..............                $2,164,130
                                                 ==========
-------------------------------------------------------------------------------
SELIGMAN LARGE-CAP VALUE PORTFOLIO

                                      Shares        Value
                                     --------    ----------
COMMON STOCKS -- 97.6%
AEROSPACE -- 5.7%
Goodrich (B.F.)..................       5,000    $  212,500
United Technologies..............       2,000       143,375
                                                  ---------
                                                    355,875
                                                  ---------
AUTOMOTIVE
AND RELATED -- 6.8%
Ford Motor.......................       4,100       231,394
General Motors...................       3,000       198,000
                                                  ---------
                                                    429,394
                                                  ---------
BANKING -- 10.2%
Bank of America..................       2,205       161,654
Bank of New York.................       5,000       183,437
Summit Bancorp...................       7,000       292,688
                                                  ---------
                                                    637,779
                                                  ---------
DRUGS AND
HEALTH CARE -- 10.0%
Bristol-Myers Squibb.............       3,200       225,400
Humana...........................      14,000       181,125

                                      Shares        Value
                                     --------     ---------
DRUGS AND
HEALTH CARE (continued)
United Healthcare................       3,500    $  219,188
                                                  ---------
                                                    625,713
                                                  ---------
ENERGY -- 3.0%
Texaco...........................       3,000       187,500
                                                  ---------
FINANCE AND INSURANCE -- 14.2%
Citigroup........................       3,900       185,250
The Equitable Companies..........       2,700       180,900
Fannie Mae.......................       2,600       177,775
St. Paul Companies...............       6,000       190,875
Washington Mutual................       4,425       156,534
                                                  ---------
                                                    891,334
                                                  ---------
FOOD -- 3.1%
Dole Food........................       6,500       190,938
                                                  ---------
HOUSEHOLD PRODUCTS
AND FURNISHINGS -- 9.4%
Armstrong World Industries.......       3,600       208,125
Dial.............................       5,400       200,812

-------------------
* Non-income producing security.
See Notes to Financial Statements.

                                   -- P-42 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
                                                                  June 30, 1999
-------------------------------------------------------------------------------
SELIGMAN LARGE-CAP VALUE PORTFOLIO  (continued)

                                      Shares        Value
                                     --------    ----------
HOUSEHOLD PRODUCTS
AND FURNISHINGS (continued)
Kimberly-Clark...................       3,200      $182,400
                                                  ---------
                                                    591,337
                                                  ---------
INDUSTRIAL EQUIPMENT -- 2.7%
General Electric.................       1,500       169,500
                                                  ---------
MEDICAL PRODUCTS
AND TECHNOLOGY -- 6.6%
Baxter International.............       3,000       181,875
Medtronic........................       3,000       233,625
                                                  ---------
                                                    415,500
                                                  ---------
OFFICE EQUIPMENT -- 2.3%
Xerox............................       2,400       141,750
                                                  ---------
PACKAGING -- 2.7%
Crown Cork & Seal................       6,000       171,000
                                                  ---------
                                      Shares        Value
                                     --------     ---------
PAPER AND
FOREST PRODUCTS -- 7.3%
Champion International...........       4,900    $  234,587
Georgia-Pacific Group............       4,700       222,663
                                                  ---------
                                                    457,250
                                                  ---------
RETAIL TRADE -- 6.7%
Sears, Roebuck...................       4,000       178,250
Tandy............................       5,000       244,375
                                                  ---------
                                                    422,625
                                                  ---------
SPECIALTY MATERIALS -- 3.8%
Raychem..........................       6,450       238,650
                                                  ---------
TOBACCO -- 3.1%
Philip Morris....................       4,850       194,909
                                                  ---------
Total Investments -- 97.6%
   (Cost $5,427,901).............                 6,121,054

Other Asset Less
   Liabilities-- 2.4%............                   148,201
                                                 ----------
Net Assets-- 100.0%..............                $6,269,255
                                                 ==========
-------------------------------------------------------------------------------
SELIGMAN SMALL-CAP VALUE PORTFOLIO

                                       Shares       Value
                                      --------    ---------
COMMON STOCKS -- 97.9%
ADVERTISING -- 2.7%
True North Communications........       4,500     $ 135,000
                                                  ---------
APPAREL AND
TEXTILES -- 2.1%
Cutter & Buck*...................       6,375       106,383
                                                  ---------
APPLIANCES -- 4.5%
Windmere-Durable Holdings........      13,500       227,813
                                                  ---------
BANKING -- 5.2%
Bay View Capital.................       7,200       147,600
Commercial Federal...............       5,000       115,938
                                                  ---------
                                                    263,538
                                                  ---------
                                       Shares       Value
                                      --------    ---------
BUILDING AND
CONSTRUCTION -- 2.9%
Dal-Tile International*..........      13,000     $ 147,875
                                                  ---------

CAPITAL GOODS -- 5.6%
Apogee Enterprises...............      11,000       149,187
BMC Industries...................      12,800       132,000
                                                  ---------
                                                    281,187
                                                  ---------
CONSUMER GOODS
AND SERVICES -- 5.7%
Fresh Del Monte Produce..........      10,000       141,250
Rent-Way.........................       6,000       147,750
                                                  ---------
                                                    289,000
                                                  ---------
DISTRIBUTORS -- 2.5%
Cubic............................       5,050       124,356
                                                  ---------
-------------------
* Non-income producing security.
See Notes to Financial Statements.

                                   -- P-43 --

                            Seligman Portfolios, Inc.
-------------------------------------------------------------------------------
Portfolios of Investments (unaudited) (continued)
-------------------------------------------------------------------------------
SELIGMAN SMALL-CAP VALUE PORTFOLIO (continued)

                                      Shares        Value
                                     --------     ---------
FINANCE AND
INSURANCE -- 3.5%
Liberty Financial................       6,000     $ 174,750
                                                  ---------
GARDEN PRODUCTS -- 1.0%
Acorn Products*..................      10,700        53,333
                                                  ---------
INDUSTRIAL GOODS
AND SERVICES -- 3.1%
Furon............................       8,000       152,000
                                                  ---------
LEISURE
AND RELATED -- 2.2%
Harman International Industries..       2,500       110,000
                                                  ---------

MACHINERY -- 3.8%
Stewart & Stevenson
   Services......................      12,700       192,484
                                                  ---------
MANUFACTURING -- 5.8%
Giant Cement Holdings*...........       6,000       136,313
Mueller Industries*..............       4,700       159,506
                                                  ---------
                                                    295,819
                                                  ---------
MEDICAL PRODUCTS
AND TECHNOLOGY -- 4.3%
ChiRex*..........................       4,400       141,075
Pharmacopeia.....................       6,900        76,331
                                                  ---------
                                                    217,406
                                                  ---------
OIL AND GAS -- 2.4%
Marine Drilling*.................       8,800       120,450
                                                  ---------
PACKAGING/
CONTAINERS -- 2.4%
Applied Extrusion
   Technologies*.................      16,000       121,000
                                                  ---------
PLASTICS -- 2.3%
Lamson & Sessions*...............      19,500       117,000
                                                  ---------
                                      Shares        Value
                                     --------     ---------
PRINTING AND
PUBLISHING -- 5.2%
Cadmus Communications............      10,050    $  141,328
Merrill..........................       8,500       120,594
                                                  ---------
                                                    261,922
                                                  ---------

RESTAURANTS -- 3.1%
Avado Brands.....................       3,800        31,944
Foodmaker*.......................       4,450       126,268
                                                  ---------
                                                    158,212
                                                  ---------
RETAIL TRADE -- 15.7%
Abercrombie & Fitch
   (Class A)*....................       2,000        96,000
Fred's...........................      10,500       164,718
Stage Stores*....................      24,500       159,250
Trans World Entertainment........      10,500       117,469
Urban Outfitters.................       4,500       112,219
The Wet Seal (Class A)*..........       5,000       142,188
                                                 ----------
                                                    791,844
                                                 ----------
SPECIALTY CHEMICALS -- 3.0%
Dexter...........................       3,750       153,047
                                                 ----------
SPECIALTY METALS/
STEEL -- 2.4%
Olympic Steel*...................      18,000       122,625
                                                 ----------
TRANSPORTATION -- 6.5%
ABC-NACO*........................       9,000       183,656
Pittston BAX Group...............      15,000       142,500
                                                 ----------
                                                    326,156
                                                 ----------
Total Investments-- 97.9%
   (Cost $4,425,889).............                 4,943,200

Other Assets Less
   Liabilities-- 2.1%............                   107,187
                                                 ----------

Net Assets-- 100.0%..............                $5,050,387
                                                 ==========
-----------------
* Non-income producing security.
See Notes to Financial Statements.

                                   -- P-44 --

                       THIS PAGE LEFT BLANK INTENTIONALLY.

SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        SELIGMAN
                                                                           SELIGMAN       SELIGMAN   COMMUNICATIONS
                                             SELIGMAN        SELIGMAN        CASH          COMMON          AND         SELIGMAN
                                               BOND           CAPITAL     MANAGEMENT        STOCK      INFORMATION     FRONTIER
                                             PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                            ----------      ----------    ----------     ----------    ----------     ----------
ASSETS:
Investments, at value (see
  portfolios of investments):
Long-term holdings ......................    $5,264,643     $19,692,400   $        --   $51,766,528    $131,902,223   $25,667,744
Short-term holdings .....................            --              --    16,456,525     2,200,000       7,300,000       930,000
                                             ----------     -----------   -----------   -----------    ------------   -----------
Total Investments .......................     5,264,643      19,692,400    16,456,525    53,966,528     139,202,223    26,597,744
Cash ....................................       322,041         244,822            --        72,553          47,258         1,488
Interest and dividends receivable .......        77,978           5,319        86,097        76,364           7,582           642
Receivable for Capital Stock sold .......         4,598           3,360            --         2,338          46,264         3,439
Receivable from associated ..............
  companies .............................         1,068          33,421         2,581            --              --            --
Receivable for securities sold ..........            --         804,548            --        12,382       3,036,748       249,282
Unrealized appreciation on foreign ......
  currencies and forward
  currency contracts ....................            --              --            --            --              --            --
Other ...................................         1,529           1,140         5,926         2,841           8,176           364
                                             ----------     -----------   -----------   -----------    ------------   -----------
TOTAL ASSETS ............................     5,671,857      20,785,010    16,551,129    54,133,006     142,348,251    26,852,959
                                             ----------     -----------   -----------   -----------    ------------   -----------
LIABILITIES:
Payable for Capital Stock
  redeemed ..............................           218           7,160       134,520         2,344          30,772        46,169
Payable for securities purchased ........            --         174,511            --        15,500         822,978       181,180
Payable to custodian ....................            --              --            82            --              --            --
Unrealized depreciation on
  foreign currencies and forward
  currency contracts ....................            --              --            --            --              --            --
Accrued expenses
  and other .............................        21,655          22,035        14,261        41,866         106,893        34,279
                                             ----------     -----------   -----------   -----------    ------------   -----------
TOTAL LIABILITIES .......................        21,873         203,706       148,863        59,710         960,643       261,628
                                             ----------     -----------   -----------   -----------    ------------   -----------
NET ASSETS ..............................    $5,649,984     $20,581,304   $16,402,266   $54,073,296    $141,387,608   $26,591,331
                                             ==========     ===========   ===========   ===========    ============   ===========
COMPOSITION OF NET ASSETS:
Capital Stock, at par ...................    $      569     $       914   $    16,401   $     2,622    $      6,821   $     1,820
Additional paid-in-capital ..............     5,722,077      11,921,572    16,384,359    32,110,495      94,338,343    26,916,355
Undistributed/accumulated net
  investment income (loss) . ............       187,539          (1,553)           --       471,210        (292,670)     (102,445)
Undistributed/accumulated net
  realized gain (loss) ..................      (161,560)      4,926,032         1,506     7,573,504      23,815,188    (2,225,917)
Net unrealized appreciation
  (depreciation) of investments .........       (98,641)      3,734,339            --    13,915,465      23,519,926     2,001,518
Net unrealized depreciation on
  translation of assets and
  liabilities denominated in
  foreign currencies and forward
  currency contracts ....................            --              --            --            --              --            --
                                             ----------     -----------   -----------   -----------    ------------   -----------
NET ASSETS ..............................    $5,649,984     $20,581,304   $16,402,266   $54,073,296    $141,387,608   $26,591,331
                                             ==========     ===========   ===========   ===========    ============   ===========
SHARES OF CAPITAL STOCK
  OUTSTANDING ($.001 par value) .........       569,047         913,572    16,400,760     2,622,186       6,821,206     1,819,889
                                             ==========     ===========   ===========   ===========    ============   ===========
NET ASSET VALUE PER SHARE. ..............         $9.93          $22.53         $1.00        $20.62          $20.73        $14.61
                                             ==========     ===========   ===========   ===========    ============   ===========

                                    -- P-46 --

SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
------------------------------------------------------------------------------------------------------------------------------------
  Seligman         Seligman       Seligman
  Henderson        Henderson      Henderson     Seligman        Seligman                    Seligman      Seligman     Seligman
Global Growth   Global Smaller     Global       Henderson      High-Yield     Seligman      Large-Cap     Large-Cap    Small-Cap
Opportunities      Companies     Technology   International       Bond         Income        Growth         Value        Value
  Portfolio        Portfolio      Portfolio     Portfolio       Portfolio     Portfolio     Portfolio     Portfolio    Portfolio
 ----------       ----------     ----------    ----------      ----------    ----------    ----------    ----------    ---------
 $9,039,970       $17,418,824    $7,943,791    $9,236,986      $27,372,285    $9,599,676   $2,025,797    $6,121,054   $4,943,200
         --                --            --            --          570,000       370,000           --            --           --
 ----------       -----------    ----------    ----------      -----------   -----------   ----------    ----------   ----------
  9,039,970        17,418,824     7,943,791     9,236,986       27,942,285     9,969,676    2,025,797     6,121,054    4,943,200
    588,987           292,524       969,949       193,119               --         1,358      121,806       112,220       94,831
     13,676            39,419         3,888        40,968          632,600        61,861          995        10,029        2,149
     32,018             7,340        35,495        34,164           37,420            93           --        34,501       25,720

        163             5,417         1,497         2,002            2,866         2,319        3,435         1,618        1,578
     95,900           126,865       220,719       142,585          198,557            --       18,197            --           --


      1,131             4,762         1,075         2,081               --            --           --            --           --
        544               464           519           178              495           714           --           622          547
 ----------       -----------    ----------    ----------      -----------   -----------   ----------    ----------   ----------
  9,772,389        17,895,615     9,176,933     9,652,083       28,814,223    10,036,021    2,170,230     6,280,044    5,068,025
 ----------       -----------    ----------    ----------      -----------   -----------   ----------    ----------   ----------


      6,671            38,467           379           374            3,466           393           61           475        7,703
     58,196           142,073       108,266       185,103          285,240            --        2,623            --           --
         --                --            --            --            4,423            --           --            --           --


        247                --            --            --               --            --           --            --           --

     16,418            35,262        18,593        24,805           26,837        19,211        3,416        10,314        9,935
 ----------       -----------    ----------    ----------      -----------   -----------   ----------    ----------   ----------
     81,532           215,802       127,238       210,282          319,966        19,604        6,100        10,789       17,638
 ----------       -----------    ----------    ----------      -----------   -----------   ----------    ----------   ----------
 $9,690,857       $17,679,813    $9,049,695    $9,441,801      $28,494,257   $10,016,417   $2,164,130    $6,269,255   $5,050,387
 ==========       ===========    ==========    ==========      ===========   ===========   ==========    ==========   ==========

 $      636       $     1,271    $      518    $      588      $     2,616   $       904   $      208    $      584   $      481
  6,932,050        16,102,875     6,007,065     6,993,383       30,225,346     8,804,388    2,039,673     5,634,074    3,829,231

    (28,052)         (165,951)      (24,078)      (23,444)       1,700,937       278,009          (49)       26,318       (5,533)

    661,789          (358,463)    1,174,876       763,611         (903,011)       18,612        1,830       (84,874)     708,897

  2,326,029         2,410,255     1,977,913     2,061,028       (2,531,631)      914,504      122,468       693,153      517,311




   (201,595)         (310,174)      (86,599)     (353,365)              --            --           --            --           --
 ----------       -----------    ----------    ----------      -----------   -----------   ----------    ----------   ----------
 $9,690,857       $17,679,813    $9,049,695    $9,441,801      $28,494,257   $10,016,417   $2,164,130    $6,269,255   $5,050,387
 ==========       ===========    ==========    ==========      ===========   ===========   ==========    ==========   ==========

    635,927         1,271,066       517,664       587,791        2,616,426       904,154      207,622       583,639      481,396
 ==========       ===========    ==========    ==========      ===========   ===========   ==========    ==========   ==========
     $15.24            $13.91        $17.48        $16.06           $10.89        $11.08       $10.42        $10.74       $10.49
 ==========       ===========    ==========    ==========      ===========   ===========   ==========    ==========   ==========

---------------
See Notes to Financial Statements.


                                    -- P-47 --

SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS (unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        SELIGMAN
                                                                            SELIGMAN      SELIGMAN   COMMUNICATIONS
                                                  SELIGMAN     SELIGMAN       CASH         COMMON          AND         SELIGMAN
                                                    BOND        CAPITAL    MANAGEMENT       STOCK      INFORMATION     FRONTIER
                                                  PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                 ----------   ----------   ----------    ----------    ----------     ----------
INVESTMENT INCOME:
Interest .....................................   $ 213,504     $  30,531     $292,921     $ 147,986     $  114,009       $ 19,937
Dividends ....................................          --        39,378           --       489,509        123,142         21,580
                                                 ---------    ----------     --------    ----------    -----------    -----------
TOTAL INVESTMENT INCOME** ....................     213,504        69,909      292,921       637,495        237,151         41,517
                                                 ---------    ----------     --------    ----------    -----------    -----------
EXPENSES:
Management fee ...............................      14,308        44,878       24,932       126,543        464,449        112,323
Custody and related services .................       4,939         5,737        2,158         7,621         23,839         10,579
Auditing fee .................................       4,610         6,763        5,614        12,650         18,725          9,153
Shareholder reports and
  communications .............................       2,682         2,682        2,682         2,683          1,579          1,579
Directors' fees and expenses .................       2,191         2,273        2,632         2,515          2,989          2,535
Registration .................................         693           812          693         1,523          1,997          1,048
Legal fee ....................................         318           522          393         1,266          2,225            641
Miscellaneous ................................       1,135         2,650        1,591         6,255         11,485          3,701
                                                 ---------    ----------     --------    ----------    -----------    -----------
TOTAL EXPENSES BEFORE WAIVER/
  REIMBURSEMENT ..............................      30,876        66,317       40,695       161,056        527,288        141,559
Waiver/reimbursement of
  expenses ...................................      (9,420)           --      (40,695)           --             --             --
                                                 ---------    ----------     --------    ----------    -----------    -----------
TOTAL EXPENSES AFTER WAIVER/
  REIMBURSEMENT ..............................      21,456        66,317           --       161,056        527,288        141,559
                                                 ---------    ----------     --------    ----------    -----------    -----------
NET INVESTMENT INCOME (LOSS) .................     192,048         3,592      292,921       476,439       (290,137)      (100,042)
                                                 ---------    ----------     --------    ----------    -----------    -----------

NET REALIZED AND
UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS:
Net realized gain on investments .............    (161,560)    4,444,192          366     7,577,578     23,811,529     (1,102,271)
Net realized loss from foreign
  currency transactions ......................          --            --           --            --             --             --
Net change in unrealized
  appreciation/depreciation of
  investments ................................    (357,773)   (2,826,963)          --    (1,796,799)     1,070,628     (1,934,820)
Net change in unrealized
   appreciation/depreciation on
   translation of assets and liabilities
   denominated in foreign currencies
   and forward currency contracts ............          --            --           --            --             --             --
                                                 ---------    ----------     --------    ----------    -----------    -----------
NET GAIN (LOSS) ON INVESTMENTS
  AND FOREIGN CURRENCY
  TRANSACTIONS ...............................    (519,333)    1,617,229          366     5,780,779     24,882,157     (3,037,091)
                                                 ---------    ----------     --------    ----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS ............................   $(327,285)   $1,620,821     $293,287    $6,257,218    $24,592,020    $(3,137,133)
                                                 =========    ==========     ========    ==========    ===========    ===========
--------------------
* For the period April 30, 1999, commencement of operations, to June 30, 1999.
**Net of foreign tax withheld as follows:        $      --    $       --     $     --    $    8,290    $     2,846    $       366
See Notes to Financial Statements.

                                    -- P-48 --

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             FOR THE SIX MONTHS ENDED JUNE 30, 1999
-----------------------------------------------------------------------------------------------------------------------------------
  SELIGMAN        SELIGMAN       SELIGMAN
  HENDERSON       HENDERSON      HENDERSON     SELIGMAN       SELIGMAN                  SELIGMAN     SELIGMAN      SELIGMAN
GLOBAL GROWTH  GLOBAL SMALLER     GLOBAL       HENDERSON     HIGH-YIELD     SELIGMAN    LARGE-CAP    LARGE-CAP     SMALL-CAP
OPPORTUNITIES     COMPANIES     TECHNOLOGY   INTERNATIONAL      BOND         INCOME      GROWTH        VALUE         VALUE
  PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO  PORTFOLIO*    PORTFOLIO     PORTFOLIO
------------     ----------     ----------    ----------     ----------    ----------  ----------   ----------    -----------

  $  10,628        $ 11,010      $  16,083       $ 4,139     $1,621,620     $244,042        $  67      $   602        $   --
     52,440         106,143         24,185       106,429        175,720       77,954        1,291       45,389        12,399
 ----------        --------     ----------      --------     ----------     --------     --------     --------    ----------
     63,068         117,153         40,268       110,568      1,797,340      321,996        1,358       45,991        12,399
 ----------        --------     ----------      --------     ----------     --------     --------     --------    ----------

     43,949          90,817         36,975        47,913         82,790       27,262        1,407       19,253        17,509
      9,197          52,290         10,594        22,269         19,270        6,981          875          604           586
      4,610           6,014          4,225         4,943          8,199        5,902        1,500        3,697         3,605

      1,579           1,579          1,579         1,579          1,579        2,682        1,013        1,579         1,579
      3,689           3,766          3,673         3,556          2,486        2,239          600        2,191         2,191
        802             812            812           812          1,760          812          203          812           812
        334             482            292           350            770          428           18          271           252
      1,062           2,510          2,106           508          4,804        1,700          101          470           433
 ----------        --------     ----------      --------     ----------     --------     --------     --------    ----------

     65,222         158,270         60,256        81,930        121,658       48,006        5,717       28,877        26,967

     (3,697)        (31,130)        (8,499)      (14,859)        (5,763)      (7,113)      (4,310)      (9,624)       (9,458)
 ----------        --------     ----------      --------     ----------     --------     --------     --------    ----------

     61,525         127,140         51,757        67,071        115,895       40,893        1,407       19,253        17,509
 ----------        --------     ----------      --------     ----------     --------     --------     --------    ----------
      1,543          (9,987)       (11,489)       43,497      1,681,445      281,103          (49)      26,738        (5,110)
 ----------        --------     ----------      --------     ----------     --------     --------     --------    ----------





  1,024,099         (83,362)     1,114,072       747,483       (896,162)      93,830        1,830      (50,384)      708,897

    (23,279)       (154,225)        (7,938)      (64,183)            --           --           --           --            --


    509,128         824,353        881,953       218,647       (728,676)    (300,624)     122,468      584,613       681,648




   (320,728)       (390,399)      (128,943)     (520,215)            --           --           --           --            --
 ----------        --------     ----------      --------     ----------     --------     --------     --------    ----------


  1,189,220         196,367      1,859,144       381,732     (1,624,838)    (206,794)     124,298      534,229     1,390,545
 ----------        --------     ----------      --------     ----------     --------     --------     --------    ----------

 $1,190,763        $186,380     $1,847,655      $425,229     $   56,607     $ 74,309     $124,249     $560,967    $1,385,435
 ==========        ========     ==========      ========     ==========     ========     ========     ========    ==========



     $ 3,685       $  11,391       $  1,796    $   10,911           $ --      $   871        $  --          $--          $ --

                                    -- P-49 --

SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                         Seligman                    Seligman                    Seligman
                                                      Bond Portfolio             Capital Portfolio       Cash Management Portfolio
                                                  -----------------------   --------------------------   ------------------------
                                                   SIX MONTHS                SIX MONTHS                  SIX MONTHS
                                                     ENDED        YEAR          ENDED         YEAR          ENDED         YEAR
                                                    6/30/99       ENDED        6/30/99        ENDED        6/30/99        ENDED
                                                  (UNAUDITED)   12/31/98     (UNAUDITED)    12/31/98     (UNAUDITED)    12/31/98
                                                  -----------  ----------    -----------    -----------  ----------     ----------
OPERATIONS:
Net investment income (loss) .................    $  192,048   $  383,251     $    3,592    $   40,438    $  292,921   $  540,798
Net realized gain (loss) on investments ......      (161,560)     123,784      4,444,192     1,655,402           366        1,639
Net realized gain (loss) from foreign
  currency transactions ......................            --          --             --            --            --           --
Net change in unrealized appreciation/
  depreciation of investments ................      (357,773)      37,175     (2,826,963)    2,577,044           --          (101)
Net change in unrealized appreciation/
  depreciation on translation of assets
  and liabilities denominated in foreign
  currencies and forward currency
  contracts ..................................            --          --             --            --            --           --
                                                  ----------   ----------    -----------   -----------   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS ............................      (327,285)     544,210      1,620,821     4,272,884       293,287      542,336
                                                  ----------   ----------    -----------   -----------   -----------  -----------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income ........................            --     (383,617)            --       (42,246)     (292,921)    (540,798)
Realized gain on investments .................            --      (72,294)            --    (1,310,739)           --           --
                                                  ----------   ----------    -----------   -----------   -----------  -----------
DECREASE IN NET ASSETS
  FROM DISTRIBUTIONS .........................            --     (455,911)            --    (1,352,985)     (292,921)    (540,798)
                                                  ----------   ----------    -----------   -----------   -----------  -----------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares .............     2,320,615    2,476,931      4,354,991    11,707,365    25,563,722   32,521,913
Investment of dividends ......................            --      383,617             --        42,246       292,921      540,798
Shares issued in payment of
  gain distributions .........................            --       72,294             --     1,310,739            --           --
                                                  ----------   ----------    -----------   -----------   -----------  -----------
Total ........................................     2,320,615    2,932,842      4,354,991    13,060,350    25,856,643   33,062,711
                                                  ----------   ----------    -----------   -----------   -----------  -----------
Cost of shares redeemed ......................    (3,663,702)  (2,932,822)    (9,535,202)  (12,239,347)  (19,974,638) (31,179,640)
                                                  ----------   ----------    -----------   -----------   -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CAPITAL SHARE
  TRANSACTIONS ...............................    (1,343,087)          20     (5,180,211)      821,003     5,882,005    1,883,071
                                                  ----------   ----------    -----------   -----------   -----------  -----------

INCREASE (DECREASE) IN NET ASSETS ............    (1,670,372)      88,319     (3,559,390)    3,740,902     5,882,371    1,884,609
NET ASSETS:
Beginning of Period ..........................     7,320,356    7,232,037     24,140,694    20,399,792    10,519,895    8,635,286
                                                  ----------   ----------    -----------   -----------   -----------  -----------
END OF PERIOD ................................    $5,649,984   $7,320,356    $20,581,304   $24,140,694   $16,402,266  $10,519,895
                                                  ==========   ==========    ===========   ===========   ===========  ===========

--------------------
See Notes to Financial Statements.

                                    -- P-50 --

SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
         SELIGMAN                         SELIGMAN                                                   SELIGMAN HENDERSON
       COMMON STOCK                  COMMUNICATIONS AND                    SELIGMAN                    GLOBAL GROWTH
         PORTFOLIO                  INFORMATION PORTFOLIO             FRONTIER  PORTFOLIO          OPPORTUNITIES PORTFOLIO
 -------------------------      ----------------------------      --------------------------       -----------------------
 SIX MONTHS                      SIX MONTHS                        SIX MONTHS                      SIX MONTHS
    ENDED         YEAR              ENDED           YEAR              ENDED          YEAR             ENDED       YEAR
   6/30/99        ENDED            6/30/99          ENDED            6/30/99         ENDED           6/30/99      ENDED
 (UNAUDITED)    12/31/98         (UNAUDITED)      12/31/98         (UNAUDITED)     12/31/98        (UNAUDITED)  12/31/98
  -----------   -----------      ------------     -----------       -----------    -----------     ----------   -----------

 $  476,439     $  900,842       $   (290,137)    $ (559,960)       $ (100,042)    $ (218,513)     $    1,543   $   (4,515)
  7,577,578      3,819,226         23,811,529      5,762,699        (1,102,271)    (1,118,028)      1,024,099     (276,305)

        --             --                 --             --                --             --          (23,279)     (36,450)

 (1,796,799)     7,459,005          1,070,628     28,175,377        (1,934,820)       896,484         509,128    1,405,297




        --             --                 --             --                --              --        (320,728)     239,832
-----------    -----------       ------------   ------------       -----------    -----------      ----------   ----------

  6,257,218     12,179,073         24,592,020     33,378,116        (3,137,133)      (440,057)      1,190,763    1,327,859
-----------    -----------       ------------   ------------       -----------    -----------      ----------   ----------


         --       (940,040)                --             --                --             --              --           --
         --     (3,824,886)                --     (4,823,503)               --             --              --      (50,935)
-----------    -----------       ------------   ------------       -----------    -----------      ----------   ----------

         --     (4,764,926)                --     (4,823,503)               --             --              --      (50,935)
-----------    -----------       ------------   ------------       -----------    -----------      ----------   ----------


 11,379,689     14,190,439         22,598,481    199,351,030        10,857,286    227,067,285       1,934,668    4,808,045
         --        940,040                 --             --                --             --              --           --

         --      3,824,886                 --      4,823,503                --             --              --       50,935
-----------    -----------       ------------   ------------       -----------    -----------      ----------   ----------
 11,379,689     18,955,365         22,598,481    204,174,533        10,857,286    227,067,285       1,934,668    4,858,980
-----------    -----------       ------------   ------------       -----------    -----------      ----------   ----------
(26,151,669)   (14,518,617)       (28,081,824)  (198,083,052)      (20,276,493)  (230,452,830)     (2,077,869)  (2,941,841)
-----------    -----------       ------------   ------------       -----------    -----------      ----------   ----------


(14,771,980)     4,436,748         (5,483,343)     6,091,481        (9,419,207)    (3,385,545)       (143,201)   1,917,139
-----------    -----------       ------------   ------------       -----------    -----------      ----------   ----------

 (8,514,762)    11,850,895         19,108,677     34,646,094       (12,556,340)    (3,825,602)      1,047,562    3,194,063

 62,588,058     50,737,163        122,278,931     87,632,837        39,147,671     42,973,273       8,643,295    5,449,232
-----------    -----------       ------------   ------------       -----------    -----------      ----------   ----------
$54,073,296    $62,588,058       $141,387,608   $122,278,931       $26,591,331    $39,147,671      $9,690,857   $8,643,295
===========    ===========       ============   ============       ===========    ===========      ==========   ==========




                                    -- P-51 --

SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                    SELIGMAN
                                               SELIGMAN HENDERSON          SELIGMAN HENDERSON          SELIGMAN HENDERSON
                                                 GLOBAL SMALLER             GLOBAL TECHNOLOGY             INTERNATIONAL
                                               COMPANIES PORTFOLIO              PORTFOLIO                   PORTFOLIO
                                            -------------------------    ------------------------    ------------------------
                                             SIX MONTHS                   SIX MONTHS                 SIX MONTHS
                                               ENDED         YEAR           ENDED        YEAR          ENDED        YEAR
                                              6/30/99        ENDED         6/30/99       ENDED        6/30/99       ENDED
                                            (UNAUDITED)    12/31/98      (UNAUDITED)   12/31/98     (UNAUDITED)   12/31/98
                                            -----------   -----------    -----------  -----------    ----------- ------------
OPERATIONS:
Net Investment income (loss)...........     $    (9,987)  $   (13,328)   $  (11,489)   $  (21,045)   $   43,497  $   51,629
Net realized gain (loss) on investments         (83,362)      380,866     1,114,072       327,368       747,483     236,433
Net realized gain (loss) from foreign
  currency transactions................        (154,225)     (343,427)       (7,938)        1,871       (64,183)    (62,257)
Net change in unrealized appreciation/
  depreciation of investments .........         824,353       442,586       881,953     1,121,131       218,647     749,881
Net change in unrealized  appreciation/
  depreciation on translation of assets
  and liabilities denominated in foreign
  currencies and forward currency
  contracts ...........................        (390,399)      782,308      (128,943)       73,954      (520,215)    412,820
                                            -----------   -----------    ----------    ----------    ----------  ----------
INCREASE IN NET ASSETS FROM
  OPERATIONS ..........................         186,380     1,249,005     1,847,655     1,503,279       425,229   1,388,506
                                            -----------   -----------    ----------    ----------    ----------  ----------

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income .................              --            --            --          (857)           --     (92,510)
Realized gain on investments ..........              --      (307,092)           --      (262,609)           --    (102,080)
                                            -----------   -----------    ----------    ----------    ----------  ----------
DECREASE IN NET ASSETS
  FROM DISTRIBUTIONS ..................              --      (307,092)           --      (263,466)           --    (194,590)
                                            -----------   -----------    ----------    ----------    ----------  ----------

CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares ......       1,428,326     3,255,307     5,884,836     4,355,443       595,365   1,772,992
Investment of dividends ...............              --            --            --           857            --      92,510
Shares issued in payment of
  gain distributions ..................              --       307,092            --       262,609            --     102,080
                                            -----------   -----------    ----------    ----------    ----------  ----------
Total .................................       1,428,326     3,562,399     5,884,836     4,618,909       595,365   1,967,582
                                            -----------   -----------    ----------    ----------    ----------  ----------
Cost of shares redeemed ...............      (4,748,955)   (4,194,840)   (4,812,767)   (3,414,979)   (1,471,622) (2,451,134)
                                            -----------   -----------    ----------    ----------    ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CAPITAL SHARE
  TRANSACTIONS ........................      (3,320,629)     (632,441)    1,072,069     1,203,930      (876,257)   (483,552)
                                            -----------   -----------    ----------    ----------    ----------  ----------

INCREASE (DECREASE) IN NET ASSETS .....      (3,134,249)      309,472     2,919,724     2,443,743      (451,028)    710,364
NET ASSETS:
Beginning of Period ...................      20,814,062    20,504,590     6,129,971     3,686,228     9,892,829   9,182,465
                                            -----------   -----------    ----------    ----------    ----------  ----------
END OF PERIOD  ........................     $17,679,813   $20,814,062    $9,049,695    $6,129,971    $9,441,801  $9,892,829
                                            ===========   ===========    ==========    ==========    ==========  ==========

-----------
* Commencement of operations.
See Notes to Financial Statements.

                                    -- P-52 --

SELIGMAN PORTFOLIOS, INC.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                                             LARGE-CAP*          SELIGMAN*                  SELIGMAN
          SELIGMAN                       SELIGMAN              GROWTH*          LARGE-CAP*                  SMALL-CAP
  HIGH-YIELD BOND PORTFOLIO          INCOME PORTFOLIO        PORTFOLIO*       VALUE PORTFOLIO           VALUE PORTFOLIO*
----------------------------     ------------------------    ----------    -----------------------    ----------------------
   SIX MONTHS                     SIX MONTHS                   4/30/99*     SIX MONTHS                 SIX MONTHS
     ENDED         YEAR             ENDED        YEAR            TO           ENDED      5/1/98*          ENDED         5/1/98*
    6/30/99        ENDED           6/30/99       ENDED         6/30/99       6/30/99       TO*           6/30/99          TO*
  (UNAUDITED)    12/31/98        (UNAUDITED)   12/31/98      (UNAUDITED)   (UNAUDITED)  12/31/98*      (UNAUDITED)     12/31/98*
  -----------   -----------      -----------  -----------    ----------    -----------   ----------    ----------    ---------

 $ 1,681,445    $ 2,731,048     $   281,103   $   565,319    $      (49)   $   26,738   $   12,694   $   (5,110)   $   (2,716)
    (896,162)        10,307          93,830       124,492         1,830       (50,384)      67,875      708,897       271,788

          --             --              --            --            --            --           --           --            --

    (728,676)    (2,638,907)       (300,624)      381,475       122,468       584,613      108,540      681,648      (164,337)




          --             --              --            --            --            --           --           --            --
 -----------    -----------     -----------   -----------    ----------    ----------   ----------   ----------    ----------

      56,607        102,448          74,309     1,071,286       124,249       560,967      189,109    1,385,435       104,735
 -----------    -----------     -----------   -----------    ----------    ----------   ----------   ----------    ----------


          --     (2,720,490)             --      (579,531)           --            --      (13,586)          --            --
          --        (17,156)             --      (200,703)           --            --     (101,893)          --      (270,486)
 -----------    -----------     -----------   -----------    ----------    ----------   ----------   ----------    ----------

          --     (2,737,646)             --      (780,234)           --            --     (115,479)          --      (270,486)
 -----------    -----------     -----------   -----------    ----------    ----------   ----------   ----------    ----------


   6,832,618     17,539,019       1,161,409     2,781,692     1,510,107     2,715,362    4,577,607    1,901,411     3,140,726
          --      2,720,490              --       579,531            --            --       13,586           --            --

          --         17,156              --       200,703            --            --      101,893           --       270,486
 -----------    -----------     -----------   -----------    ----------    ----------   ----------   ----------    ----------
   6,832,618     20,276,665       1,161,409     3,561,926     1,510,107     2,715,362    4,693,086    1,901,411     3,411,212
 -----------    -----------     -----------   -----------    ----------    ----------   ----------   ----------    ----------
 (10,647,776)    (8,656,439)     (5,801,526)   (3,106,033)      (13,486)     (852,897)  (1,068,342)    (705,390)     (923,979)
 -----------    -----------     -----------   -----------    ----------    ----------   ----------   ----------    ----------


  (3,815,158)    11,620,226      (4,640,117)      455,893     1,496,621     1,862,465    3,624,744    1,196,021     2,487,233
 -----------    -----------     -----------   -----------    ----------    ----------   ----------   ----------    ----------

  (3,758,551)     8,985,028      (4,565,808)      746,945     1,620,870     2,423,432    3,698,374    2,581,456     2,321,482

  32,252,808     23,267,780      14,582,225    13,835,280       543,260     3,845,823      147,449    2,468,931       147,449
 -----------    -----------     -----------   -----------    ----------    ----------   ----------   ----------    ----------
 $28,494,257    $32,252,808     $10,016,417   $14,582,225    $2,164,130    $6,269,255   $3,845,823   $5,050,387    $2,468,931
 ===========    ===========     ===========   ===========    ==========    ==========   ==========   ==========    ==========



                                    -- P-53 --

SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION -- Seligman Portfolios, Inc. (the "Fund") is an open-end diversified management investment company consisting of 15 separate portfolios (the Portfolios): Seligman Bond Portfolio ("Bond Portfolio"), Seligman Capital Portfolio ("Capital Portfolio"), Seligman Cash Management Portfolio ("Cash Management Portfolio"), Seligman Common Stock Portfolio ("Common Stock Portfolio"), Seligman Communications and Information Portfolio ("Communications and Information Portfolio"), Seligman Frontier Portfolio ("Frontier Portfolio"), Seligman Henderson Global Growth Opportunities Portfolio ("Global Growth Opportunities Portfolio"), Seligman Henderson Global Smaller Companies Portfolio ("Global Smaller Companies Portfolio"),Seligman Henderson Global Technology Portfolio ("Global Technology Portfolio"), Seligman Henderson International Portfolio ("International Portfolio"), Seligman High-Yield Bond Portfolio ("High-Yield Bond Portfolio"), Seligman Income Portfolio ("Income Portfolio"), Seligman Large-Cap Growth Portfolio ("Large-Cap Growth Portfolio"), Seligman Large-Cap Value Portfolio ("Large-Cap Value Portfolio"), and Seligman Small-Cap Value Portfolio ("Small-Cap Value Portfolio"), each designed to meet different investment goals. Shares of the Fund are currently provided as the investment medium for Canada Life of America Variable Annuity Account 2 ("CLVA-2"), which is offered by Canada Life Insurance Company of America ("CLICA"), Canada Life of New York Variable Annuity Account 2 ("CLNYVA-2"), which is offered by Canada Life Insurance Company of New York ("CLNY"), and Canada Life of America Annuity Account 3 ("CLVA-3"), which is offered by CLICA. CLVA-2 and CLNYVA-2 are registered as unit investment trusts under the Investment Company Act of 1940, as amended (the "1940 Act") and fund variable annuity contracts (the "CLVA-2 Contracts") issued by CLICA and CLNY and distributed by Seligman Advisors, Inc. (the "Distributor"). CLVA-3 is not registered or regulated as a unit investment trust under the 1940 Act in reliance on the exemption provided in Section 3(c)(11) of the 1940 Act, and funds variable annuity contracts (the "CLVA-3 Contracts") issued by CLICA and distributed by Seligman Advisors, Inc. CLVA-3 Contracts may be purchased only by pension or profit-sharing employee benefit plans that satisfy the requirements for qualification set forth in Section 401 of the Internal Revenue Code of 1986, as amended. Shares of the Fund are also provided as the investment medium for other variable annuity accounts established by CLICA or its affiliates ("Canada Life Separate Accounts"). Prior to June 30, 1999, shares of Bond, Capital, Cash Management, Common Stock, and Income Portfolios were provided as the investment medium for Seligman Mutual Benefit Plan (the "Mutual Benefit Plan"), a separate account of MBL Life Assurance Corporation ("MBL Life").

2. SIGNIFICANT ACCOUNTING POLICIES -- The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

     a. SECURITY VALUATION -- Investments in US Government and Government Agency securities, bonds, convertible securities, and stocks are valued at the most current market values or, in their absence, at fair market values determined in accordance with procedures approved by the Board of
     Directors. Securities traded on an exchange are valued at the last sales prices or, in their absence and in the case of over-the-counter securities, at the mean of closing bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost. Investments held by Cash Management Portfolio are generally valued using the amortized cost method which approximates fair value. Investments of certain other funds in the Seligman Group of Investment Companies purchased to offset the Cash Management Portfolio's liability for deferred directors' fees are valued at current market values.

     b. FOREIGN SECURITIES -- The Portfolios may invest up to 10% of their total assets in foreign securities (except Global Growth Opportunities Portfolio, Global Smaller Companies Portfolio, Global Technology Portfolio, and International Portfolio, (together, the "Seligman Henderson Portfolios"), which may invest up to 100% of their total assets in foreign securities). Investments in foreign securities will usually be denominated in foreign currencies, and the Portfolios may temporarily hold funds in foreign currencies. The Portfolios may also invest in US dollar-denominated American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and Global Depositary Shares ("GDSs"). ADRs and ADSs are issued by domestic banks or trust companies and evidence ownership of securities issued by foreign corporations. ADRs and ADSs are traded on United States exchanges or over-the-counter and are not included in the 10% limitation. EDRs,GDRs,and GDSs are receipts similar to ADRs and ADSs and are typically issued by foreign banks or trust companies and traded in Europe. The books and records of the Portfolios are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

     (i) market value of investment securities, other assets, and liabilities, at the daily rate of exchange as reported by a pricing service;

     (ii) purchases and sales of investment securities, income, and expenses, at the rate of exchange prevailing on the respective dates of such transactions.

     The net asset values per share of Portfolios which invest in securities denominated in foreign currencies will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities, and net investment income and gains, if any, to be distributed to shareholders of the Portfolios. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

     Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement

                                    -- P-54 --

SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


dates on securities transactions, and from the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios' books, and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of portfolio securities and other foreign currency denominated assets and liabilities at period end, resulting from changes in exchange rates.

     The Portfolios separate that portion of the results of operations resulting from changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held in the portfolios. Similarly, the Portfolios separate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

     c. FORWARD CURRENCY CONTRACTS -- The Seligman Henderson Portfolios may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss from foreign currency transactions. For federal income tax purposes, certain open forward currency contracts are treated as sold during the fiscal year and any gains or losses are recognized immediately. As a result, the amount of income distributable to shareholders may vary from the amount recognized for financial statement purposes.

     d.  FEDERAL  TAXES  --  The  Portfolios'  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to Regulated Investment Companies and to distribute substantially all of their taxable net income and net gain realized to shareholders.

     e. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Investment transactions are recorded on trade dates. Interest income is recorded on the accrual basis. The Portfolios amortize market discounts and premiums on purchases of portfolio securities. Dividends receivable and payable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Fund is informed of the dividend.

     f. REPURCHASE AGREEMENTS -- The Portfolios may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by J. & W. Seligman & Co. Incorporated (the "Manager"). Securities purchased subject to repurchase agreements are deposited with the Portfolios' custodians and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. Procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements' underlying securities to ensure the existence of the proper level of collateral.

     g. EXPENSE ALLOCATIONS -- Expenses directly attributable to each Portfolio are charged to such Portfolio, and expenses that are applicable to more than one Portfolio are allocated among them.

     h. DISTRIBUTIONS TO SHAREHOLDERS -- The treatment for financial statement purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income, expense or capital gain and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values per share of the Portfolios.

3. PURCHASES AND SALES OF SECURITIES -- Purchases and sales of portfolio securities, excluding US Government obligations and short-term investments, for the six months ended June 30, 1999, were as follows:

     PORTFOLIO                             PURCHASES              SALES
     --------                             -----------           -----------
     Bond                                 $ 1,663,988          $  1,835,068
     Capital                               17,552,155            22,717,876
     Common Stock                          13,261,335            24,056,910
     Communications and Information        72,376,155            86,084,090
     Frontier                               5,908,233            15,815,260
     Global Growth Opportunities            3,089,298             3,352,187
     Global Smaller Companies               4,657,264             7,948,441
     Global Technology                      5,087,670             4,731,847
     International                          3,669,294             4,486,268

                                    -- P-55 --

SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANDIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

    PORTFOLIO                              PURCHASES              SALES
    --------                            -----------           -----------
    High-Yield Bond                      $11,314,888           $11,142,907
    Income                                 3,332,673             6,575,057
    Large-Cap Growth                       1,984,682                83,183
    Large-Cap Value                        2,088,900               247,918
    Small-Cap Value                        2,914,767             1,785,293

     For the six months ended June 30, 1999, purchases and sales of US Government obligations were $652,639 and $1,389,159, respectively, for the Bond Portfolio, and $197,523 and $1,454,620, respectively, for the Income Portfolio.

     Identified cost of investments sold is used for both financial statement and federal income tax purposes.

     At June 30, 1999, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The tax basis gross unrealized appreciation and depreciation of portfolio securities, including the effects of foreign currency transactions, were as follows:


                                          UNREALIZED            UNREALIZED
     PORTFOLIO                           APPRECIATION          DEPRECIATION
     --------                            ------------           -----------
     Bond                                 $    37,615          $    136,256
     Capital                                4,472,910               738,571
     Common Stock                          14,136,395               220,930
     Communications and Information        28,839,560             6,319,634
     Frontier                               5,660,215             3,658,697
     Global Growth Opportunities            2,334,939               211,358
     Global Smaller Companies               3,953,504             1,856,742
     Global Technology                      2,146,054               254,650
     International                          1,872,918               166,564
     High-Yield Bond                          400,317             2,931,948
     Income                                 1,177,083               262,579
     Large-Cap Growth                         129,709                 7,241
     Large-Cap Value                          793,838               100,685
     Small-Cap Value                          753,725               236,414

4. MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS -- The Manager manages the affairs of the Fund and provides or arranges for the necessary personnel and facilities. The Manager's fee, which is calculated daily and payable monthly, is equal to 0.40%, on an annual basis, of each of Bond, Capital, Cash Management, Common Stock, and Income Portfolios' daily net assets; equal to 0.75%, on an annual basis, of each of Communications and Information and Frontier Portfolios' daily net assets; equal to 1.00%, on an annual basis, of each of the Seligman Henderson Portfolios' daily net assets; and equal to 0.50%, on an annual basis, of High-Yield Bond Portfolio's daily net assets. The Manager's fee for the Large-Cap Growth Portfolio is equal to 0.70% per annum of the first $1 billion of average daily net assets, 0.65% per annum of the next $1 billion, and 0.60% per annum in excess of $2 billion of average daily net assets of the Portfolio. The Manager's fee for the Large-Cap Value Portfolio is equal to 0.80% per annum of the first $500 million of average daily net assets, 0.70% per annum of the next $500 million of average daily net assets, and 0.60% per annum in excess of $1 billion of average daily net assets of the Portfolio. The Manager's fee for the Small-Cap Value Portfolio is equal to 1.00% per annum of the first $500 million of average daily net assets, 0.90% per annum of the next $500 million of average daily net assets, and 0.80% per annum in excess of $1 billion of average daily net assets of the Portfolio.

     Effective July 1, 1998, Henderson Investment Management Limited (the "Subadviser"), became adviser to the Seligman Henderson Portfolios and is responsible for furnishing investment advice, research, and assistance with respect to their non-US investments. Under the subadvisory agreement, the Manager pays the Subadviser a subadvisory fee for each of the Seligman Henderson Portfolios at a rate of 0.50% per annum of the average monthly assets under the Subadviser's supervision. The Subadivser is a wholly-owned subsidiary of Henderson plc, which is an indirect subsidiary of Amp Limited, an Australian life insurance and financial services company.

     The Manager has agreed to reimburse expenses, other than the management fee, that exceed 0.20% per annum of the average daily net assets of each of Bond, Capital, Common Stock, Communications and Information, Frontier, High-Yield Bond and Income Portfolios. The Manager, at its discretion and until it determines otherwise, has elected to waive all of its fee for, and reimburse all of the expenses of, the Cash Management Portfolio. The Manager has agreed to reimburse expenses, other than the management fee, which exceed 0.40% per annum of the average daily net assets of each of the Seligman Henderson Portfolios.


                                    -- P-56 --

SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Manager, at its discretion, has also agreed to reimburse all expenses, other than the management fees, of the Large-Cap Growth, Large-Cap Value and Small-Cap Value Portfolios. The amounts of these reimbursements for the six months ended June 30, 1999 are disclosed in the Statements of Operations.

     Compensation of all officers of the Fund, all directors of the Fund who are employees or consultants of the Manager, and all personnel of the Fund and the Manager is paid by the Manager or by the Subadviser.

     The Distributor, agent for the distribution of the CLVA-2 Contracts and an affiliate of the Manager, received concessions of $89,682 from Canada Life Insurance Company of America and $7,404 from Canada Life Insurance Company of New York, after commissions paid to dealers for the sale of shares of the Fund.

     Certain officers and directors of the Fund are officers or directors of the Manager and the Distributor.

     The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings accrued thereon is included in directors' fees and expenses, and the accumulated balances thereof at June 30, 1999, are included in other liabilities. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid.

5. CAPITAL LOSS CARRYFORWARD -- At December 31, 1998, the Frontier Portfolio, Global Growth Opportunities Portfolio, and Global Smaller Companies Portfolio had net capital loss carryforwards for federal income tax purposes of $1,123,646, $376,086 and $308,768, respectively, which are available for offset against future taxable net capital gains. These net capital loss carryforwards will expire in 2006. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards.

6. OUTSTANDING FORWARD EXCHANGE CURRENCY CONTRACTS -- At June 30, 1999, the Fund had outstanding forward exchange currency contracts to purchase or sell foreign currencies as follows:

                                                                                                              UNREALIZED
                                                       FOREIGN      IN EXCHANGE   SETTLEMENT      US $       APPRECIATION
CONTRACT                                               CURRENCY       CURRENCY        DATE         VALUE     (DEPRECIATION)
--------                                               ---------     ----------     ---------    ---------    ------------
GLOBAL GROWTH OPPORTUNITIES PORTFOLIO
Purchases:
Danish krone                                             420,000       58,443        7/1/99       58,196          $(247)
                                                                                                                 ------
Sales:
Australian dollar                                          1,141          756        7/1/99          754              2
Japanese yen                                          19,139,200      160,000       8/12/99      158,871          1,129
                                                                                                                 ------
                                                                                                                  1,131
                                                                                                                 ------
                                                                                                                   $884
                                                                                                                 ======
GLOBAL SMALLER COMPANIES PORTFOLIO
Purchases:
British pound                                             46,726       73,522        7/2/99       73,658           $136
                                                                                                                 ------
Sales:
Euro                                                     600,914      620,744        7/1/99      619,212          1,532
Japanese yen                                          51,436,600      430,000       8/12/99      426,966          3,034
New Zealand dollar                                        44,592       23,651        7/1/99       23,591             60
                                                                                                                 ------
                                                                                                                  4,626
                                                                                                                 ------
                                                                                                                 $4,762
                                                                                                                 ======
GLOBAL TECHNOLOGY PORTFOLIO
Sales:
Japanese yen                                          16,828,000      140,000       8/31/99      138,925         $1,075
                                                                                                                 ======

INTERNATIONAL PORTFOLIO
Sales:
Japanese yen                                          35,287,900      295,000       8/12/99      292,919         $2,081
                                                                                                                 ======

                                    -- P-57 --

SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
NOTES TO FINANDIAL STATEMENTS (unaudited) (continued)
--------------------------------------------------------------------------------

7. CAPITAL STOCK TRANSACTIONS -- At June 30, 1999, there were 20,000,000 shares of Capital Stock authorized for each of Global Growth Opportunities, Global Technology, Large-Cap Growth, Large-Cap Value, and Small-Cap Value Portfolios; 80,000,000 shares for each of Bond, Capital, Global Smaller Companies, International, and Income Portfolios; and 100,000,000 shares for each of Cash Management, Common Stock, Communications and Information, Frontier, and High-Yield Bond Portfolios, all at a par value of $0.001 per share. Transactions in shares of Capital Stock were as follows:

                                               BOND                          CAPITAL                  CASH MANAGEMENT
                                             PORTFOLIO                      PORTFOLIO                    PORTFOLIO
                                     ------------------------        ----------------------      ------------------------
                                      SIX MONTHS                     SIX MONTHS                  SIX MONTHS
                                         ENDED         YEAR             ENDED        YEAR           ENDED          YEAR
                                        6/30/99        ENDED           6/30/99       ENDED         6/30/99         ENDED
                                      (UNAUDITED)    12/31/98        (UNAUDITED)   12/31/98      (UNAUDITED)     12/31/98
                                      ----------     ---------        --------     --------       ---------     ----------
Sale of shares......................    227,590        230,745         213,589       626,516     25,563,722     32,521,913
Shares issued in payment
   of dividends.....................         --         36,957              --         2,179        292,921        540,798
Shares issued in payment
   of gain distributions............         --          6,965              --        67,599             --             --
                                      ---------      ---------        --------      --------     ----------     ----------
Total...............................    227,590        274,667         213,589       696,294     25,856,643     33,062,711
                                      ---------      ---------        --------      --------      ---------      ---------
Shares redeemed.....................   (363,672)      (276,064)       (460,040)     (663,507)   (19,974,638)   (31,179,640)
                                      ---------      ---------        --------      --------     ----------     ----------
Increase (decrease) in shares.......   (136,082)        (1,397)       (246,451)       32,787      5,882,005      1,883,071
                                      =========      =========        ========      ========     ==========     ==========

                                                                         COMMUNICATIONS
                                            COMMON STOCK                 AND INFORMATION                  FRONTIER
                                              PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                                     ------------------------        ----------------------      ------------------------
                                      SIX MONTHS                     SIX MONTHS                  SIX MONTHS
                                         ENDED         YEAR             ENDED        YEAR           ENDED          YEAR
                                        6/30/99        ENDED           6/30/99       ENDED         6/30/99         ENDED
                                      (UNAUDITED)    12/31/98        (UNAUDITED)   12/31/98      (UNAUDITED)     12/31/98
                                      ----------     ---------        --------     --------       ---------      --------
Sale of shares......................    584,072        787,642       1,262,919    13,848,034        772,284     14,693,247
Shares issued in payment
   of dividends.....................         --         51,651              --            --             --             --
Shares issued in payment
   of gain distributions............         --        210,158              --       299,597             --             --
                                      ---------      ---------       =--------    ----------     ----------     ----------
Total...............................    584,072      1,049,451       1,262,919    14,147,631        772,284     14,693,247
                                      ---------      ---------       ---------      --------      ---------     ----------
Shares redeemed..................... (1,322,016)      (806,174)     (1,574,056)  (13,711,324)    (1,469,360)   (14,899,641)
                                      ---------      ---------       ---------    ----------     ----------     ----------
Increase (decrease) in shares.......   (737,944)       243,277        (311,137)      436,307       (697,076)      (206,394)
                                      =========      =========       =========    ==========     ==========     ==========

                                            GLOBAL GROWTH                GLOBAL SMALLER                    GLOBAL
                                            OPPORTUNITIES                   COMPANIES                    TECHNOLOGY
                                              PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                                      ------------------------       ----------------------      -------------------------
                                      SIX MONTHS                     SIX MONTHS                  SIX MONTHS
                                         ENDED         YEAR             ENDED        YEAR           ENDED          YEAR
                                        6/30/99        ENDED           6/30/99       ENDED         6/30/99         ENDED
                                      (UNAUDITED)    12/31/98        (UNAUDITED)   12/31/98      (UNAUDITED)     12/31/98
                                      ----------    ----------       ----------   ----------     ----------     ----------
Sale of shares......................    136,872        390,170         107,772       231,087        393,589        354,582
Shares issued in payment
   of dividends.....................         --             --              --            --             --             64
Shares issued in payment
   of gain distributions............         --          3,970              --        23,787             --         19,642
                                      ---------      ---------        --------      --------      ---------       --------
Total...............................    136,872        394,140         107,772       254,874        393,589        374,288
                                      ---------      ---------        --------      --------      ---------       --------
Shares redeemed.....................   (149,454)      (239,884)       (364,915)     (306,840)      (318,388)      (280,044)
                                      ---------      ---------        --------      --------      ---------       --------
Increase (decrease) in shares.......    (12,582)       154,256        (257,143)      (51,966)        75,201         94,244
                                      =========      =========        ========      ========      =========       ========

                                    -- P-58 --

SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                           INTERNATIONAL                 HIGH-YIELD BOND                   INCOME
                                             PORTFOLIO                      PORTFOLIO                     PORTFOLIO
                                     -------------------------       -----------------------     -------------------------
                                      SIX MONTHS                     SIX MONTHS                  SIX MONTHS
                                         ENDED         YEAR             ENDED        YEAR           ENDED          YEAR
                                        6/30/99        ENDED           6/30/99       ENDED         6/30/99         ENDED
                                      (UNAUDITED)    12/31/98        (UNAUDITED)   12/31/98      (UNAUDITED)     12/31/98
                                      ----------     ---------        --------     --------       ---------      --------
Sale of shares......................     37,916        118,684         621,523     1,464,357        106,698        248,332
Shares issued in payment
   of dividends.....................         --          6,127              --       251,200             --         53,119
Shares issued in payment
   of gain distributions............         --          6,760              --         1,584             --         18,396
                                      ---------      ---------        --------      --------      ---------       --------
Total...............................     37,916        131,571         621,523     1,717,141        106,698        319,847
                                      ---------      ---------        --------     ---------      ---------       --------
Shares redeemed.....................    (93,878)      (166,031)       (970,953)     (711,853)      (526,846)      (276,496)
                                      ---------      ---------        --------     ---------      ---------       --------
Increase (decrease) in shares.......    (55,962)       (34,460)       (349,430)    1,005,288       (420,148)        43,351
                                      =========      =========        ========     =========      =========       ========

                                              LARGE-CAP
                                               GROWTH                    LARGE-CAP VALUE               SMALL-CAP VALUE
                                              PORTFOLIO                     PORTFOLIO                     PORTFOLIO
                                            ------------             ----------------------      ------------------------
                                              4/30/99*               SIX MONTHS                  SIX MONTHS
                                                 TO                     ENDED       5/1/98*         ENDED          5/1/98*
                                              6/30/99*                 6/30/99        TO           6/30/99           TO
                                             (UNAUDITED)             (UNAUDITED)   12/31/98      (UNAUDITED)      12/31/98
                                             -----------             ----------    --------       ---------      --------
Sale of shares......................           154,630                 269,999       485,276        224,602        400,968
Shares issued in payment
    of dividends ...................                --                      --         1,442             --             --
Shares issued in payment
    of gain distributions ..........                --                      --        10,817             --         39,088
                                             ---------                --------      --------      ---------       --------
Total...............................           154,630                 269,999       497,535        224,602        440,056
                                             ---------                --------      --------      ---------       --------
Shares redeemed.....................            (1,334)                (84,528)     (114,112)       (80,884)      (117,123)
                                             ---------                --------      --------      ---------       --------
Increase in shares..................           153,296                 185,471       383,423        143,718        322,933
                                             =========                ========      ========      =========       ========

-------------------
* Commencement of operations.

8. COMMITTED LINE OF CREDIT -- All of the Portfolios, except the Cash Management Portfolio, are participants in a joint $750 million committed line of credit that is shared by substantially all funds in the Seligman Group of Investment Companies. Each Portfolio's borrowings are limited to 10% (5% for the Seligman Henderson Portfolios) of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each Portfolio incurs a commitment fee of 0.08% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires one year from the date of the agreement but is renewable with the consent of the participating banks. To date, none of the Portfolios have borrowed from the credit facility.

9. SELIGMAN MUTUAL BENEFIT PLAN -- On December 31, 1998, MBLLife sold substantially all of its general account life insurance and annuity businesses to SunAmerica, Inc. The Order from the Superior Court of New Jersey (the "Order") approving the transaction provided for the termination of the Mutual Benefit Plan. The Order authorized MBL Life to take any and all actions necessary to facilitate the termination of the Mutual Benefit Plan. Contractholders were given the opportunity to exchange their contracts for contracts issued by other insurance companies until June 30, 1999. At June 30, 1999, there were no remaining contracts.


                                    -- P-59 --

SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


     The tables below are intended to help you understand each Portfolio's financial performance for the past five years or from its inception, if less than five years. Certain information reflects financial results for a single share that was held throughout the periods shown. Per share amounts are calcuated using average shares outstanding. "Total return" shows the rate that you would have earned (or lost) on an investment in each Portfolio, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any administrative fees and asset based sales charges that are associated with variable annuity contracts, and are not annualized for periods of less than one year.

                                                                                     BOND PORTFOLIO
                                                       ----------------------------------------------------------------------------
                                                      SIX MONTHS
                                                        ENDED
                                                       6/30/99                          YEAR ENDED DECEMBER 31,
                                                                    ---------------------------------------------------------------
                                                    (unaudited)       1998         1997          1996          1995          1994
                                                    -----------     -------       -------      -------        -------       -------
 PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD .............   $  10.38      $  10.24      $   9.89      $  10.44      $   9.27      $  10.11
                                                     --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ............................       0.28          0.59          0.54          0.56          0.61          0.50
Net realized and unrealized gain (loss)
  on investments .................................      (0.73)         0.25          0.35         (0.55)         1.17         (0.84)
                                                     --------      --------      --------      --------      --------      --------
TOTAL FROM INVESTMENT OPERATIONS .................      (0.45)         0.84          0.89          0.01          1.78         (0.34)
                                                     --------      --------      --------      --------      --------      --------
LESS DISTRIBUTIONS:
Dividends from net investment income .............       --           (0.59)        (0.54)        (0.56)        (0.61)        (0.50)
Distributions from net realized capital gain .....       --           (0.11)         --            --            --            --
                                                     --------      --------      --------      --------      --------      --------
TOTAL DISTRIBUTIONS ..............................       --           (0.70)        (0.54)        (0.56)        (0.61)        (0.50)
                                                     --------      --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD ...................   $   9.93      $  10.38      $  10.24      $   9.89      $  10.44      $   9.27
                                                     ========      ========      ========      ========      ========      ========

TOTAL RETURN:                                           (4.34)%        8.20%         8.98%         0.09%        19.18%       (3.39)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted) .........   $  5,650      $  7,320      $  7,232      $  5,015      $  4,497      $  3,606
Ratio of expenses to average net assets ..........       0.60%+        0.60%         0.60%         0.60%         0.60%         0.60%
Ratio of net income to average net assets ........       5.37%+        5.58%         6.22%         5.97%         6.22%         5.12%
Portfolio turnover rate ..........................      36.05%        73.31%       170.12%       199.74%       114.42%       237.23%
Without management fee waiver:*
Ratio of expenses to average net assets ..........       0.86%+        0.82%         0.83%         0.79%         0.99%         1.31%
Ratio of net income to average net assets ........       5.11%+        5.36%         5.99%         5.78%         5.83%         4.41%

-------------------
* The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented.
+ Annualized.
See Notes to Financial Statements.

                                    -- P-60 --

SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                 CAPITAL PORTFOLIO
                                                     ------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED
                                                       6/30/99                           YEAR ENDED DECEMBER 31,
                                                                   ----------------------------------------------------------------
PER SHARE DATA:                                      (unaudited)       1998          1997          1996          1995          1994
                                                     --------      --------      --------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD .............   $  20.81      $  18.10      $  16.01      $  14.91      $  12.70      $  14.95
                                                     --------      --------      --------      --------      --------      --------
Income from Investment Operations:
Net investment income ............................       --            0.04          0.03          0.04          0.05          0.02
Net realized and unrealized gain (loss)
  on investments .................................       1.72          3.89          3.35          2.12          3.39         (0.70)
                                                     --------      --------      --------      --------      --------      --------
TOTAL FROM INVESTMENT OPERATIONS .................       1.72          3.93          3.38          2.16          3.44         (0.68)
                                                     --------      --------      --------      --------      --------      --------
LESS DISTRIBUTIONS:
Dividends from net investment income .............       --           (0.04)        (0.03)        (0.04)        (0.05)        (0.02)
Distributions from net realized capital gain .....       --           (1.18)        (1.26)        (1.02)        (1.18)        (1.55)
                                                     --------      --------      --------      --------      --------      --------
TOTAL DISTRIBUTIONS ..............................       --           (1.22)        (1.29)        (1.06)        (1.23)        (1.57)
                                                     --------      --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD ...................   $  22.53      $  20.81      $  18.10      $  16.01      $  14.91      $  12.70
                                                     ========      ========      ========      ========      ========      ========

TOTAL RETURN:                                            8.27%        22.19%        21.31%        14.51%        27.17%       (4.59)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s omitted) .........   $ 20,581      $ 24,141      $ 20,400      $ 14,313      $  9,294      $  5,942
Ratio of expenses to average net assets ..........       0.59%+        0.60%         0.60%         0.59%         0.60%         0.60%
Ratio of net income to average net assets ........       0.03%+        0.19%         0.16%         0.29%         0.32%         0.10%
Portfolio turnover rate ..........................      82.77%       130.86%        93.97%        88.78%       122.20%        67.39%
Without management fee waiver:*
Ratio of expenses to average net assets ..........                                   0.62%                       0.71%         0.96%
Ratio of net income (loss) to average net assets .                                   0.14%                       0.21%       (0.26)%

                                                                              CASH MANAGEMENT PORTFOLIO
                                                     -------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED
                                                       6/30/99                           YEAR ENDED DECEMBER 31,
                                                                   ----------------------------------------------------------------
PER SHARE DATA:                                      (unaudited)       1998          1997          1996          1995          1994
                                                     --------      --------      --------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD .............   $  1.000      $  1.000      $  1.000      $  1.000      $  1.000      $  1.000
                                                     --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ............................      0.023         0.053         0.054         0.053         0.055         0.040
                                                     --------      --------      --------      --------      --------      --------
TOTAL FROM INVESTMENT OPERATIONS .................      0.023         0.053         0.054         0.053         0.055         0.040
                                                     --------      --------      --------      --------      --------      --------
LESS DISTRIBUTIONS:
Dividends from net investment income .............     (0.023)       (0.053)       (0.054)       (0.053)       (0.055)       (0.040)
                                                     --------      --------      --------      --------      --------      --------
TOTAL DISTRIBUTIONS ..............................     (0.023)       (0.053)       (0.054)       (0.053)       (0.055)       (0.040)
                                                     --------      --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD ...................   $  1.000      $  1.000      $  1.000      $  1.000      $  1.000      $  1.000
                                                     ========      ========      ========      ========      ========      ========

TOTAL RETURN:                                            2.35%         5.42%         5.52%         5.43%         5.60%         4.03%

Ratios/Supplemental Data:
Net Assets, End of Period (000s omitted) .........   $ 16,402      $ 10,520      $  8,635      $  9,755      $  7,800      $  3,230
Ratio of expenses to average net assets ..........       --            --            --            --            --            --
Ratio of net income to average net assets ........       4.70%+        5.30%         5.39%         5.30%         5.48%         3.98%
Without management fee waiver and
  expense reimbursement:*
Ratio of expenses to average net assets ..........       0.65%+        0.67%         0.79%         0.63%         0.87%         1.48%
Ratio of net income to average net assets ........       4.05%+        4.63%         4.60%         4.67%         4.61%         2.50%

------------------
* The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented.
+ Annualized.
See Notes to Financial Statements.

                                    -- P-61 --

SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                                COMMON STOCK PORTFOLIO
                                                     -------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED
                                                       6/30/99                           YEAR ENDED DECEMBER 31,
                                                                       ---------------------------------------------------
PER SHARE DATA:                                      (unaudited)       1998          1997          1996          1995          1994
                                                     --------      --------      --------      --------      --------      --------
NET ASSET VALUE, BEGINNING OF PERIOD .............   $  18.63      $  16.28      $  15.92      $  15.44      $  13.78      $  14.98
                                                     --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ............................       0.15          0.29          0.33          0.34          0.35          0.37
Net realized and unrealized gain (loss)
  on investments .................................       1.84          3.61          3.01          2.79          3.40         (0.36)
                                                     --------      --------      --------      --------      --------      --------
TOTAL FROM INVESTMENT OPERATIONS .................       1.99          3.90          3.34          3.13          3.75          0.01
                                                     --------      --------      --------      --------      --------      --------
LESS DISTRIBUTIONS:
Dividends from net investment income .............       --           (0.31)        (0.32)        (0.34)        (0.35)        (0.39)
Distributions from net realized capital gain .....       --           (1.24)        (2.66)        (2.31)        (1.74)        (0.82)
                                                     --------      --------      --------      --------      --------      --------
TOTAL DISTRIBUTIONS ..............................       --           (1.55)        (2.98)        (2.65)        (2.09)        (1.21)
                                                     --------      --------      --------      --------      --------      --------
NET ASSET VALUE, END OF PERIOD ...................   $  20.62      $  18.63      $  16.28      $  15.92      $  15.44      $  13.78
                                                     ========      ========      ========      ========      ========      ========

TOTAL RETURN:                                           10.68%        24.16%        21.31%        20.08%        27.28%         0.04%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted) .........   $ 54,073      $ 62,588      $ 50,737      $ 37,168      $ 28,836      $ 20,168
Ratio of expenses to average net assets ..........       0.51%+        0.52%         0.53%         0.53%         0.54%         0.60%
Ratio of net income to average net assets ........       1.51%+        1.61%         1.92%         1.99%         2.42%         2.45%
Portfolio turnover rate ..........................      23.42%        55.55%        80.13%        50.33%        55.48%        15.29%
Without management fee waiver:++
Ratio of expenses to average net assets ..........                                                                             0.62%
Ratio of net income to average net assets ........                                                                             2.43%

                                                                          COMMUNICATIONS AND INFORMATION PORTFOLIO
                                                     ------------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                                                          10/11/94*
                                                        6/30/99                YEAR ENDED DECEMBER 31,                      TO
                                                                   ---------------------------------------------
                                                      (unaudited)    1998         1997           1996        1995        12/31/94
                                                      -----------  --------    ----------      --------    ---------     --------
PER SHARE DATA:
NET ASSET VALUE, BEGINNING OF PERIOD .............   $  17.14      $  13.09      $  14.69      $  13.50      $  10.44    $  10.00
                                                     --------      --------      --------      --------      --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .....................      (0.04)        (0.08)        (0.08)        (0.04)        (0.13)      (0.02)
Net realized and unrealized gain
  on investments .................................       3.63          4.81          3.13          1.23          4.15        0.46
                                                     --------      --------      --------      --------      --------    --------
TOTAL FROM INVESTMENT OPERATIONS .................       3.59          4.73          3.05          1.19          4.02        0.44
                                                     --------      --------      --------      --------      --------    --------
LESS DISTRIBUTIONS:
Distributions from net realized capital gain .....       --           (0.68)        (4.65)         --           (0.96)       --
                                                     --------      --------      --------      --------      --------    --------
TOTAL DISTRIBUTIONS ..............................       --           (0.68)        (4.65)         --           (0.96)       --
                                                     --------      --------      --------      --------      --------    --------
NET ASSET VALUE, END OF PERIOD ...................   $  20.73      $  17.14      $  13.09      $  14.69      $  13.50    $  10.44
                                                     ========      ========      ========      ========      ========    ========

TOTAL RETURN:                                           20.95%        36.49%        22.22%         8.81%        38.55%       4.40%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted) .........   $141,388      $122,279      $ 87,633      $ 60,645      $ 38,442    $    495
Ratio of expenses to average net assets ..........       0.85%+        0.87%         0.87%         0.87%         0.95%       0.95%+
Ratio of net income (loss) to average net assets .      (0.47%)+      (0.56)%       (0.49)%       (0.32)%       (0.89)%     (0.95)%+
Portfolio turnover rate ..........................      59.65%       132.57%       277.14%       167.20%        96.62%       --
Without management fee waiver
  and expense reimbursement:++
Ratio of expenses to average net assets ..........      13.96%+
Ratio of net income (loss) to average net assets .     (13.96)%+

---------------------
 * Commencement of investment operations.
 + Annualized.
++ The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented.
See Notes to Financial Statements.
                                     -- P-62 --

SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                    GLOBAL GROWTH
                                                    FRONTIER PORTFOLIO                         OPPORTUNITIES PORTFOLIO
                                      --------------------------------------------------  --------------------------------------
                                      SIX MONTHS                                          SIX MONTHS
                                         ENDED                                  10/11/94*    ENDED       YEAR ENDED    5/1/96**
PER SHARE OPERATING                     6/30/99        YEAR ENDED DECEMBER 31,       TO     6/30/99      DECEMBER 31,     TO
                                                    ------------------------------                      --------------
PERFORMANCE:                          (unaudited)    1998    1997    1996    1995  12/31/94 (unaudited)  1998    1997   12/31/96
                                       ---------    ------  ------  ------  ------ --------  ---------  ------  ------  --------
NET ASSET VALUE,
BEGINNING OF PERIOD ....................  $15.55    $15.78  $14.98  $13.56  $10.58  $10.00   $13.33     $11.03 $ 9.91    $10.00
                                          ------    ------  ------  ------  ------  ------   ------     ------ ------    ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...........   (0.07)    (0.08)  (0.08)  (0.06)  (0.07)  (0.01)    --        (0.01)  0.01      0.01
Net realized and unrealized gain (loss)
  on investments .......................   (0.87)    (0.15)   2.47    3.28    3.58    0.59     2.27       2.25   1.79      0.02
Net realized and unrealized gain (loss)
  on foreign currency transactions .....   --        --      --      --      --      --       (0.36)      0.14  (0.56)    (0.11)
                                          ------    ------  ------  ------  ------  ------   ------     ------ ------    ------
TOTAL FROM INVESTMENT OPERATIONS .......   (0.94)    (0.23)   2.39    3.22    3.51    0.58     1.91       2.38   1.24     (0.08)
                                          ------    ------  ------  ------  ------  ------   ------     ------ ------    ------
LESS DISTRIBUTIONS:
Dividends from net investment income ...   --        --      --      --      --      --       --         --      --       (0.01)
Distributions from net realized
capital gain ...........................   --        --      (1.59)  (1.80)  (0.53)   --       --        (0.08) (0.12)    --
                                          ------    ------  ------  ------  ------  ------   ------     ------ ------    ------
TOTAL DISTRIBUTIONS: ...................   --        --      (1.59)  (1.80)  (0.53)   --       --        (0.08) (0.12)    (0.01)
                                          ------    ------  ------  ------  ------  ------   ------     ------ ------    ------
NET ASSET VALUE, END OF PERIOD .........  $14.61    $15.55  $15.78  $14.98  $13.56  $10.58   $15.24     $13.33 $11.03    $ 9.91
                                          ======    ======  ======  ======  ======  ======   ======     ====== ======    ======

TOTAL RETURN:                              (6.04)%   (1.46)% 16.33%  23.93%  33.28%   5.80%   14.33%     21.60% 12.57%    (0.78)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted) ....................... $26,591   $39,148 $42,973 $31,672 $12,476   $ 169   $9,691     $8,643 $5,449    $1,590
Ratio of expenses to
  average net assets ...................    0.95%+    0.92%   0.89%   0.92%   0.95%   0.95%+   1.40%+     1.40%  1.40%     1.40%+
Ratio of net income (loss) to
  average net assets ...................   (0.67)%+  (0.51)% (0.49)% (0.37)% (0.55)% (0.70)%+  0.04%+    (0.06)% 0.01%     0.37%+
Portfolio turnover rate ................   19.90%    86.52% 101.68% 119.74% 106.48%  --       37.21%     48.99% 77.85%    12.99%
Without management fee waiver
  and expense reimbursement:++
Ratio of expenses to average
  net assets ...........................                                      1.37%  40.47%+   1.48%+     1.60%  2.11%     6.04%+
Ratios of net income (loss) to
average net assets .....................                                     (0.97)% 40.22)%  (0.05)%+   (0.26)%(0.70)%   (4.27)%+

----------------------
 * Commencement of investment operations.
** Commencement of operations.
 + Annualized.
++ The  Manager,  Seligman  Henderson,  the former  subadviser  to the Seligman
   Henderson Portfolios, and/or the Subadviser, at their discretion, reimbursed expenses and/or waived management fees for certain periods presented.
See Notes to Financial Statements.

                                    -- P-63 --

SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                  GLOBAL SMALLER COMPANIES PORTFOLIO
                                          ----------------------------------------------------
                                          SIX MONTHS
                                             ENDED
                                           6/30/99              YEAR ENDED DECEMBER 31,
                                                        ---------------------------------------
PER SHARE DATA:                           (unaudited)    1998      1997        1996       1995
                                           ---------    ------    ------      ------     ------
Net Asset Value,
Beginning of Period ....................  $ 13.62       $ 12.98    $ 12.87    $ 11.67    $ 10.31
                                          -------       -------    -------    -------    -------
Income from Invetment Operations:
Net investment income (loss) ...........    (0.01)        (0.01)      0.02       0.02       0.05
Net realized and unrealized gain
  on investments .......................     0.63          1.02       1.17       2.31       2.04
Net realized and unrealized gain (loss)
  on foreign
  currency transactions ................    (0.33)        (0.17)     (0.75)     (0.16)     (0.30)
                                          -------       -------    -------    -------    -------
Total from Investment Operations .......     0.29          0.84       0.44       2.17       1.79
                                          -------       -------    -------    -------    -------
Less Distributions:
Dividends from net investment
  income ...............................     --            --        (0.02)     (0.02)     (0.05)
Distributions from net realized
  capital gain .........................     --           (0.20)     (0.31)     (0.95)     (0.38)
                                          -------       -------    -------    -------    -------
Total Distributions ....................     --           (0.20)     (0.33)     (0.97)     (0.43)
                                          -------       -------    -------    -------    -------
Net Asset Value, End of Period .........  $ 13.91       $ 13.62    $ 12.98    $ 12.87    $ 11.67
                                          =======       =======    =======    =======    =======
Total Return:                                2.13%         6.58%      3.43%     18.66%     17.38%
Ratios/Supplemental Data:
Net assets, end of period
(000s omitted) .........................  $17,680       $20,814    $20,505    $16,876    $ 4,837
Ratio of expenses to
  average net assets ...................     1.40%+        1.40%      1.40%      1.40%      1.39%
Ratio of net income (loss) to
  average net assets ...................    (0.11)%+      (0.06)%     0.24%      0.23%      0.64%
Portfolio turnover rate ................    25.99%        66.40%     64.81%     62.31%     55.65%
Without management fee waiver
  and expense reimbursement:++
Ratio of expenses to
  average net assets ...................     1.74%+        1.50%      1.56%      1.90%      3.84%
Ratio of net income (loss) to
  average net assets ...................    (0.45)%+      (0.16)%     0.08%     (0.27)%    (1.81)%

                                                       GLOBAL TECHNOLOGY PORTFOLIO
                                              -------------------------------------------------
                                                           SIX MONTHS
                                                             ENDED       YEAR ENDED
                                              10/11/94*     6/30/99      DECEMBER 31,     5/1/96**
                                                 TO                     --------------      TO
                                               12/31/94   (unaudited)   1998     1997     12/31/96
                                               --------    ---------   ------   ------    --------
Net Asset Value,
Beginning of Period ....................       $ 10.00     $13.85     $10.59    $ 10.32    $10.00
                                               -------     ------     ------    -------    ------
Income from Invetment Operations:
Net investment income (loss) ...........          0.06      (0.01)     (0.05)      0.01      --
Net realized and unrealized gain
  on investments .......................          0.26       3.83       3.81       2.15      0.30
Net realized and unrealized
  gain (loss) on foreign
  currency transactions ................          0.03      (0.19)      0.11      (0.19)     0.10
                                               -------     ------     ------    -------    ------
Total from Investment Operations .......          0.35       3.63       3.87       1.97      0.40
                                               -------     ------     ------    -------    ------
Less Distributions:
Dividends from net investment
  income ...............................         (0.04)      --         --        (0.01)     --
Distributions from net realized
  capital gain .........................          --         --        (0.61)     (1.69)    (0.08)
                                               -------     ------     ------    -------    ------
Total Distributions ....................         (0.04)      --        (0.61)     (1.70)    (0.08)
                                               -------     ------     ------    -------    ------
Net Asset Value, End of Period .........       $ 10.31     $17.48     $13.85    $ 10.59    $10.32
                                               =======     ======     ======    =======    ======
Total Return:                                     3.53%     26.21%     36.80%     19.53%     4.01%
Ratios/Supplemental Data:
Net assets, end of period
  (000s omitted) .......................       $   132     $9,050     $6,130    $ 3,686    $1,364
Ratio of expenses to
  average net assets ...................          1.20%+     1.40%+     1.40%      1.40%     1.40%+
Ratio of net income (loss) to
  average net assets ...................          3.14%+    (0.31)%+   (0.43)%     0.12%     0.60%+
Portfolio turnover rate ................          --        70.21%     82.27%    167.36%    45.04%
Without management fee waiver
  and expense reimbursement:++
Ratio of expenses to
  average net assets ...................         37.25%+     1.63%+     1.80%      2.10%     4.71%+
Ratio of net income (loss) to
average net assets .....................        (32.91)%+   (0.54)%+   (0.83)%    (0.58)%   (2.71)%+

-----------------------
 * Commencement of investment operations.
** Commencement of operations.
 + Annualized.
++ The  Manager,  Seligman  Henderson,  the former  subadviser  to the Seligman
   Henderson Portfolios, and/or the Subadviser, at their discretion, reimbursed expenses and/or waived management fees for certain periods presented.
See Notes to Financial Statements.
                                    -- P-64 --

SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                   International Portfolio
                                           -------------------------------------------------------------------
                                            Six Months
                                               Ended
                                              6/30/99                   Year Ended December 31,
                                                        -------------------------------------------------------
                                           (unaudited)     1998       1997        1996        1995        1994
                                           -----------     ----       ----        ----        ----        ----
PER SHARE DATA:
Net Asset Value,
  Beginning of Period ...................  $   15.37   $   13.54   $   12.96   $   12.39   $   11.34   $   11.37
                                            ---------   ---------   ---------   ---------   ---------   ---------
Income from Investment
  Operations:
Net investment income
  (loss) .................................       0.07        0.08        0.03        0.07        0.15        0.13
Net realized and
  unrealized gain (loss)
  on investments .........................       1.30        1.90        2.11        1.13        0.90       (0.31)
Net realized and
  unrealized gain (loss)
  on foreign currency
  transactions ...........................      (0.68)       0.16       (1.06)      (0.32)       0.24        0.33
                                            ---------   ---------   ---------   ---------   ---------   ---------
Total from Investment
Operations ...............................       0.69        2.14        1.08        0.88        1.29        0.15
                                            ---------   ---------   ---------   ---------   ---------   ---------
Less Distributions:
Dividends from net
  investment income ......................       --         (0.15)      (0.03)      (0.07)      (0.15)      (0.06)
Distributions from net
  realized capital gain ..................       --         (0.16)      (0.47)      (0.24)      (0.09)      (0.12)
                                            ---------   ---------   ---------   ---------   ---------   ---------
Total Distributions ......................       --         (0.31)      (0.50)      (0.31)      (0.24)      (0.18)
                                            ---------   ---------   ---------   ---------   ---------   ---------
Net Asset Value,
  End of Period ..........................  $   16.06   $   15.37   $   13.54   $   12.96   $   12.39   $   11.34
                                            =========   =========   =========   =========   =========   =========
Total Return:                                    4.49%      15.81%       8.35%       7.08%      11.34%       1.32%
Ratios/Supplemental Data:
Net assets, end of period
  (000s omitted) .........................  $   9,442   $   9,893   $   9,182   $   7,242   $   4,183   $   1,776
Ratio of expenses to
  average net assets .....................       1.40%+      1.40%       1.40%       1.40%       1.35%       1.20%
Ratio of net income
  (loss) to average
  net assets .............................       0.91%+      0.52%       0.43%       0.70%       1.01%       1.17%
Portfolio turnover rate ..................      38.87%      75.81%      89.43%      48.53%      41.40%      47.34%
Without management
  fee waiver and expense
  reimbursement:++
Ratio of expenses to
  average net assets .....................       1.71%+      1.78%       2.07%       2.30%       3.40%       6.12%
Ratios of net income
  (loss) to average
  net assets .............................       0.60%+      0.14%      (0.24)%     (0.20)%     (1.04)%     (3.75)%



                                                                   High-Yield Bond Portfolio
                                                    ----------------------------------------------------------
                                                    Six Months
                                                       Ended                                          5/1/95*
                                                  --------------       Year Ended December 31,
                                                    (unaudited)    1998        1997        1996      12/31/95
                                                     ---------     ----        ----        ----      --------
Net Asset Value,
Beginning of Period ......................           $   10.87   $   11.87   $   11.19   $   10.50   $   10.00
                                                     ---------   ---------   ---------   ---------   ---------
Income from Investment
Operations:
Net investment income
(loss) ...................................                0.55        1.11        0.91        0.77        0.22
Net realized and
unrealized gain (loss)
on investments ...........................               (0.53)      (0.99)       0.78        0.77        0.52
Net realized and
unrealized gain (loss)
on foreign currency
transactions .............................                --          --          --          --          --
                                                     ---------   ---------   ---------   ---------   ---------
Total from Investment
Operations ...............................                0.02        0.12        1.69        1.54        0.74
                                                     ---------   ---------   ---------   ---------   ---------
Less Distributions:
Dividends from net
investment income ........................                --         (1.11)      (0.90)      (0.77)      (0.22)
Distributions from net
realized capital gain ....................                --         (0.01)      (0.11)      (0.08)      (0.02)

                                                     ---------   ---------   ---------   ---------   ---------
Total Distributions ......................                --         (1.12)      (1.01)      (0.85)      (0.24)
                                                     ---------   ---------   ---------   ---------   ---------
Net Asset Value,
End of Period ............................           $   10.89   $   10.87   $   11.87   $   11.19   $   10.50
                                                     =========   =========   =========   =========   =========
Total Return:                                             0.18%       1.02%      15.09       14.62%       7.37%
Ratios/Supplemental Data:
Net assets, end of period
(000s omitted) ...........................           $  28,494   $  32,253   $  23,268   $  11,176   $   3,009
Ratio of expenses to
average net assets .......................                0.70%+      0.70%       0.70%       0.70%       0.70%+
Ratio of net income
(loss) to average
net assets ...............................               10.16%+      9.60%       9.61%       9.77%       7.46%+
Portfolio turnover rate ..................               36.00%      43.13%      74.54%     117.01%      67.55%
Without management
fee waiver and expense
reimbursement:++
Ratio of expenses to
average net assets .......................                0.73%+      0.74%       0.79%       0.88%       4.38%+
Ratios of net income
(loss) to average
net assets ...............................               10.12%+      9.56%       9.52%       9.59%       3.78%+

---------------------
 * Commencement of investment operations.
** Commencement of operations.
 + Annualized.
++ The  Manager,  Seligman  Henderson,  the former  subadviser  to the Seligman
   Henderson Portfolios, and/or the Subadviser, at their discretion, reimbursed expenses and/or waived management fees for certain periods presented.
See Notes to Financial Statements.

                                     -- P-65 --

SELIGMAN PORTFOLIOS, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                     INCOME PORTFOLIO
                                     -----------------------------------------------------------------------------
                                         SIX
                                       MONTHS
                                        ENDED
                                       6/30/99                        YEAR ENDED DECEMBER 31,
                                                    --------------------------------------------------------------
                                     (unaudited)    1998           1997         1996            1995         1994
                                     --------       ----           ----         ----            ----         ----
Per Share data:
NET ASSET VALUE,
  BEGINNING OF PERIOD ...........   $   11.01      $   10.80     $   10.52     $   10.56     $    9.97     $   11.38
                                    ---------      ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss) ........................        0.23           0.45          0.56          0.58          0.60          0.69
Net realized and unrealized
  gain (loss) on investments ....       (0.16)          0.38          0.91          0.13          1.19         (1.37)
                                    ---------      ---------     ---------     ---------     ---------     ---------
TOTAL FROM INVESTMENT
OPERATIONS ......................        0.07           0.83          1.47          0.71          1.79         (0.68)
                                    ---------      ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS:
Dividends from net
  investment income .............        --            (0.46)        (0.55)        (0.58)        (0.60)        (0.73)
Distributions from net
  realized capital gain .........        --            (0.16)        (0.64)        (0.17)        (0.60)         --
                                    ---------      ---------     ---------     ---------     ---------     ---------
TOTAL DISTRIBUTIONS .............        --            (0.62)        (1.19)        (0.75)        (1.20)        (0.73)
                                    ---------      ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE,
  END OF PERIOD .................   $   11.08      $   11.01     $   10.80     $   10.52     $   10.56     $    9.97
                                    =========      =========     =========     =========     =========     =========
TOTAL RETURN: ...................        0.64%          7.76%        14.02%         6.66%        17.98%        (5.96)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted) ................   $  10,016      $  14,582     $  13,835     $  13,717     $  12,619     $  10,050
Ratio of expenses to
  average net assets ............        0.60%+         0.60%         0.60%         0.59%         0.60%         0.60%
Ratio of net income (loss) to
  average net assets ............        4.12%+         3.94%         4.71%         5.37%         5.55%         6.34%
Portfolio turnover rate .........       26.44%         70.45%        96.99%        19.59%        51.22%        29.76%
Without management fee
  waiver and expense
  reimbursement:++
Ratio of expenses to
  average net assets ............        0.70%+         0.61%         0.63%                       0.62%         0.77%
Ratio of net income (loss) to
  average net assets ............        4.02%+         3.93%         4.68%                       5.53%         6.17%

                                       LARGE-CAP             LARGE-CAP
                                        GROWTH                 VALUE                      SMALL-CAP
                                       PORTFOLIO             PORTFOLIO                VALUE PORTFOLIO
                                       ----------     ----------------------       ----------------------
                                                         SIX                          SIX
                                       4/30/99*        MONTHS                       MONTHS
                                          TO            ENDED        5/1/98*         ENDED        5/1/98*
                                       6/30/99         6/30/99         TO           6/30/99         TO
                                       (unaudited)    (unaudited)   12/31/98      (unaudited)    12/31/98
                                       ----------      ---------    --------       ---------     --------
Per Share data:
NET ASSET VALUE,
  BEGINNING OF PERIOD ...........      $   10.00      $    9.66     $   10.00     $    7.31     $   10.00
                                       ---------      ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income
  (loss) ........................           --             0.05          0.04         (0.02)        (0.02)
Net realized and unrealized
  gain (loss) on investments ....           0.42           1.03         (0.07)         3.20         (1.73)
                                       ---------      ---------     ---------     ---------     ---------
TOTAL FROM INVESTMENT
  OPERATIONS ....................           0.42           1.08         (0.03)         3.18         (1.75)
                                       ---------      ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS:
Dividends from net
  investment income .............           --             --           (0.04)         --            --
Distributions from net
  realized capital gain .........           --             --           (0.27)         --           (0.94)
                                       ---------      ---------     ---------     ---------     ---------
TOTAL DISTRIBUTIONS .............           --             --           (0.31)         --           (0.94)
                                       ---------      ---------     ---------     ---------     ---------
NET ASSET VALUE,
  END OF PERIOD .................      $   10.42      $   10.74     $    9.66     $   10.49     $    7.31
                                       =========      =========     =========     =========     =========
TOTAL RETURN:                               4.20%         11.18%        (0.26)%       43.50%       (17.00)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000s omitted) ................      $   2,164      $   6,269     $   3,845     $   5,050     $   2,469
Ratio of expenses to
  average net assets ............           0.70%+         0.80%+        0.80%+        1.00%+        1.00%+
Ratio of net income (loss) to
  average net assets ............          (0.02)%+        1.11%+        1.11%+       (0.29)%+      (0.34)%+
Portfolio turnover rate .........           6.74%          5.23%        65.82%        51.06%        73.87%
Without management fee
  waiver and expense
  reimbursement:++
Ratio of expenses to
  average net assets ............           2.84%+        1.20%+         2.24%+        1.54%+        3.08%+
Ratio of net income (loss) to
  average net assets ............          (2.17)%+       0.71%+        (0.33)%+      (0.83)%+      (2.43)%+

------------------
 * Commencement of operations.
 + Annualized.
++ The Manager, at its discretion, reimbursed expenses and/or waived management fees for certain periods presented.
See Notes to Financial Statements.
                                     -- P-66 --

SELIGMAN PORTFOLIOS, INC.
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BOARD OF DIRECTORS
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JOHN R. GALVIN 2, 4
DEAN, Fletcher School of Law and Diplomacy
   at Tufts University
DIRECTOR, Raytheon Company

ALICE S. ILCHMAN 3, 4
TRUSTEE, Committee for Economic Development
CHAIRMAN, The Rockefeller Foundation

FRANK A. MCPHERSON 2, 4
DIRECTOR, Kimberly-Clark Corporation
DIRECTOR, Baptist Medical Center

JOHN E. MEROW 2, 4
RETIRED CHAIRMAN AND SENIOR PARTNER,
   Sullivan & Cromwell, Law Firm
DIRECTOR, Commonwealth Industries, Inc.
Director, New York Presbyterian Hospital

BETSY S. MICHEL 2, 4
TRUSTEE, The Geraldine R. Dodge Foundation

WILLIAM C. MORRIS 1
CHAIRMAN
CHAIRMAN of the Board,
   J. & W. Seligman & Co. Incorporated
CHAIRMAN, Carbo Ceramics Inc.
DIRECTOR, Kerr-McGee Corporation

JAMES C. PITNEY 3, 4
RETIRED PARTNER, Pitney, Hardin, Kipp & Szuch, Law Firm


JAMES Q. RIORDAN 3, 4
DIRECTOR, KeySpan Energy Corporation
TRUSTEE, Committee for Economic Development
DIRECTOR, Public Broadcasting Service

RICHARD R. SCHMALTZ 1
MANAGING DIRECTOR, Director of Investments,
   J. & W. Seligman & Co. Incorporated
TRUSTEE EMERITUS, Colby College

ROBERT L. SHAFER 3, 4
RETIRED VICE PRESIDENT, Pfizer Inc.

JAMES N. WHITSON 2, 4
DIRECTOR AND CONSULTANT,
   Sammons Enterprises, Inc.
DIRECTOR, C-SPAN
DIRECTOR, CommScope, Inc.

BRIAN T. ZINO 1
PRESIDENT
PRESIDENT, J. & W. Seligman & Co. Incorporated
CHAIRMAN, Seligman Data Corp.
DIRECTOR, ICI Mutual Insurance Company
MEMBER OF THE BOARD OF GOVERNORS,
   Investment Company Institute

DIRECTOR EMERITUS
FRED E. BROWN
DIRECTOR AND CONSULTANT,
   J. & W. Seligman & Co. Incorporated

-----------------
Member:
1 Executive Committee
2 Audit Committee
3 Director Nominating Committee
4 Board Operations Committee

                                    -- P-67 --

SELIGMAN PORTFOLIOS, INC.
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EXECUTIVE OFFICERS
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WILLIAM C. MORRIS
CHAIRMAN

BRIAN T.ZINO
PRESIDENT

BRIAN ASHFORD-RUSSELL
VICE PRESIDENT

DANIEL J. CHARLESTON
VICE PRESIDENT

IAIN C. CLARK
VICE PRESIDENT

NITIN MEHTA
VICE PRESIDENT

ARSEN MRAKOVCIC
VICE PRESIDENT

MARION S. SCHULTHEIS
VICE PRESIDENT

CHARLES C. SMITH, JR.
VICE PRESIDENT

LAWRENCE P. VOGEL
VICE PRESIDENT

PAUL H. WICK
VICE PRESIDENT

GARY S. ZELTZER
VICE PRESIDENT

THOMAS G. ROSE
TREASURER

FRANK J. NASTA
SECRETARY

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MANAGER
J. & W. Seligman & Co.Incorporated
100 Park Avenue
New York, New York 10017

SUBADVISER
Henderson Investment
   Management Limited
3 Finsbury Avenue
London EC2M 2PA

GENERAL DISTRIBUTOR
Seligman Advisors, Inc.
100 Park Avenue
New York, New York 10017

CUSTODIANS
Investors Fiduciary Trust Company
The Chase Manhattan Bank

GENERAL COUNSEL
Sullivan & Cromwell

INDEPENDENT AUDITORS
Ernst & Young LLP